Registration Nos: 33-83354
                                                                        811-8732

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 11

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 17

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                               (Name of Depositor)

           333 WEST 34TH STREET, 10TH FLOOR, NEW YORK, NEW YORK 10001
           ----------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number: (212) 615-7201

                                Ernest J. Wright
                      First Citicorp Life Insurance Company

                                One Tower Square
                               Hartford, CT 06183
               (Name and Address of Agent for Service of Process)


Approximate Date of Proposed Public Offering:

It is proposed that this filling will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on MAY 1, 2002 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a) of Rule 485

[ ]  on pursuant to paragraph (a)(i) pf Rule 485

If appropriate, check the following box:

[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                     PART A

                      Information Required in a Prospectus

                          SUPPLEMENT DATED MAY 1, 2002
                         TO PROSPECTUS DATED MAY 1, 2002

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                      FIRST CITICORP LIFE INSURANCE COMPANY

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

For all Contracts applied for prior to February 1, 1999, the prospectus dated May 1, 2002 is amended to reflect mortality and expense risk charges equal, on an annual basis, to 0.84% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

The first paragraph in the section captioned "5. Charges and Deductions" (page
4) is revised as follows:

The Contract has insurance features and investment features and there are costs related to each. Each year, during the Accumulation Phase we deduct a $30 contract fee from your Contract. This charge is waived if the value of your Contract is at least $25,000 or if you have added at least $2,500 ($2,000 for Qualified Contracts) in additional purchase payments to your Contract during the last 12 months. We also deduct for insurance charges on an annual basis a total of 0.99% of the average daily value of your Contract allocated to the subaccounts. We may change this charge in the future but it will never be greater than 1.40%.

The Table of "Separate Account Annual Expenses" in the section captioned "FEE TABLES" (page 5) is revised as follows:

SEPARATE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

       Mortality and Expense Risk Charge.........    0.84%
       Administrative Expense Charge.............    0.15%
                                                    -------
            Total Separate Account Expenses......    0.99%

The paragraph titled "Mortality and Expense Risk Charge" in the section captioned "SECTION 5. CHARGES AND DEDUCTIONS" (page 14) is replaced with the following:

This charge is for all of the insurance benefits included under the Contract such as the guaranteed minimum interest rate used to calculate Fixed Annuity Income Payments, the guarantee that annuity income payments will continue for the life of the Annuitant, the guaranteed death benefits and for the risk that the current charges will be insufficient to cover the cost of administering the Contract in the future. If the charges under the Contract are not sufficient, then we will bear the loss. Currently, the Mortality and Expense Risk Charge is equal, on an annual basis, to 0.84% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

The section captioned "Examples" (page 6) is replaced with the following:

EXAMPLES: You will pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:(1)

If you surrender or annuitize the Contract under an annuity income option not providing a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period.

--------------------------------------------------------------------------------------------------------------------------
                                                                            1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                                                            ------      -------     -------     --------
      AIM V.I. Capital Appreciation Fund - Series I                           $89        $108        $131         $218
      AIM V.I. Core Equity Fund - Series I                                    $89        $108        $129         $215
      AIM V.I. Government Securities Fund - Series I                          $91        $115        $142         $242
      AIM V.I. Growth Fund - Series I                                         $89        $109        $132         $221
      AIM V.I. International Growth Fund - Series I                           $91        $115        $141         $239
      AIM V.I. Premier Equity Fund - Series I                                 $89        $108        $131         $218
      Greenwich Street Series Fund Appreciation Portfolio                     $88        $106        $126         $209
      MFS Bond Series                                                         $88        $105        $125         $207
      MFS Emerging Growth Series                                              $89        $109        $131         $219
      MFS Money Market Series                                                 $86        $101        $118         $191
      MFS Research Series                                                     $89        $110        $133         $223
      MFS Strategic Income Series                                             $89        $110        $133         $223
      MFS Total Return Series                                                 $89        $110        $133         $222
      Smith Barney Aggressive Growth Portfolio                                $89        $108        $130         $217
      Smith Barney Small Cap Growth Opportunities Portfolio                   $89        $110        $133         $223
      Fidelity VIP Equity - Income Portfolio - Initial Class                  $86        $100        $116         $188
      Fidelity VIP Growth Portfolio - Initial Class                           $87        $102        $120         $197
      Fidelity VIP High Income Portfolio - Initial Class                      $87        $104        $123         $202
      Fidelity VIP Overseas Portfolio - Initial Class                         $89        $109        $132         $220
      Fidelity VIPII Contrafund Portfolio - Initial Class                     $87        $102        $120         $195
      Fidelity VIPII Index 500 Portfolio - Initial Class                      $83         $91        $101         $156

If you don't surrender the Contract or you annuitize it under an annuity income option providing either a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period.

                                                                            1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                                                            ------      -------     -------     --------
      AIM V.I. Capital Appreciation Fund - Series I                           $19         $58        $101         $218
      AIM V.I. Core Equity Fund - Series I                                    $19         $58         $99         $215
      AIM V.I. Government Securities Fund - Series I                          $21         $65        $112         $242
      AIM V.I. Growth Fund - Series I                                         $19         $59        $102         $221
      AIM V.I. International Growth Fund - Series I                           $21         $65        $111         $239
      AIM V.I. Premier Equity Fund - Series I                                 $19         $58        $101         $218
      Greenwich Street Series Fund Appreciation Portfolio                     $18         $56         $96         $209
      MFS Bond Series                                                         $18         $55         $95         $207
      MFS Emerging Growth Series                                              $19         $59        $101         $219
      MFS Money Market Series                                                 $16         $51         $88         $191
      MFS Research Series                                                     $19         $60        $103         $223
      MFS Strategic Income Series                                             $19         $60        $103         $223
      MFS Total Return Series                                                 $19         $60        $103         $222
      Smith Barney Aggressive Growth Portfolio                                $19         $58        $100         $217
      Smith Barney Small Cap Growth Opportunities Portfolio                   $19         $60        $103         $223
      Fidelity VIP Equity - Income Portfolio - Initial Class                  $16         $50         $86         $188
      Fidelity VIP Growth Portfolio - Initial Class                           $17         $52         $90         $197
      Fidelity VIP High Income Portfolio - Initial Class                      $17         $54         $93         $202
      Fidelity VIP Overseas Portfolio - Initial Class                         $19         $59        $102         $220
      Fidelity VIPII Contrafund(R)Portfolio - Initial Class                   $17         $52         $90         $195
      Fidelity VIP II Index 500 Portfolio - Initial Class                     $13         $41         $71         $156

FOOTNOTE TO EXAMPLES

The foregoing Examples are intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. The Examples reflect fiscal year 2001 expenses for the Separate Account and fiscal year 2001 expenses for the investment portfolios.

 (1) Premium taxes are not reflected in the Examples. We may apply premium taxes ranging up to 5%, depending on the laws of various jurisdictions. In addition, the Examples do not reflect any transfer charges. The $30 Annual Contract Fee is reflected in the Examples by dividing the total Annual Contract Fees collected during fiscal year 2001 by the total of all Contract assets under management as of the end of fiscal year 2000. This converts the Annual Contract Fee to a factor of $0.11 for purposes of the Examples based on a $1,000 investment.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE 5% ANNUAL RATE OF RETURN IS HYPOTHETICAL AND DOES NOT REPRESENT PAST OR FUTURE ANNUAL RETURNS. ACTUAL RETURNS MAY BE GREATER OR LESS THAN THE 5% ASSUMED RATE.

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The following shows Accumulation Unit Values and number of Accumulation Units for the period from the commencement of business (2/21/95) through December 31, 2001 for each of the subaccounts. This condensed financial information is derived from the financial statements of the Separate Account and should be read in conjunction with the financial statements, related notes and other financial information contained in the Statement of Additional Information.

                                                                                                                           FROM
                                                                         YEAR        YEAR         YEAR        YEAR     COMMENCEMENT
                                        YEAR ENDING    YEAR ENDING      ENDING      ENDING       ENDING      ENDING    OF OPERATIONS
             SUBACCOUNT                   12/31/01       12/31/00      12/31/99    12/31/98     12/31/97     2/31/96   TO 12/31/95*
                                      ---------------------------------------------------------------------------------------------
GREENWICH STREET SERIES FUND
APPRECIATION PORTFOLIO (1)
   Unit Value Beginning of Period..         $1.000            --           --           --          --          --           --
   Unit Value End of Period........         $0.997            --           --           --          --          --           --
   Number of Accumulation Units                               --           --           --          --          --           --
     Outstanding...................     11,031,329

SMITH BARNEY AGGRESSIVE GROWTH (2)
   Unit Value Beginning of Period..         $1.000            --           --           --          --          --           --
   Unit Value End of Period........         $1.046            --           --           --          --          --           --
   Number of Accumulation Units                               --           --           --          --          --           --
     Outstanding...................      7,786,997

FIDELITY VIP GROWTH PORTFOLIO
   Unit Value Beginning of Period..         $2.981         $3.38        $2.49        $1.80       $1.48       $1.31        $1.00
   Unit Value End of Period........         $2.430        $2.981        $3.38        $2.49       $1.80       $1.48        $1.31
   Number of Accumulation Units
     Outstanding...................     10,042,682    13,078,701   12,745,698    9,921,446   6,485,960   2,902,936    1,237,930

FIDELITY VIP HIGH INCOME PORTFOLIO
   Unit Value Beginning of Period..         $0.885         $1.15        $1.08        $1.14       $1.00          --           --
   Unit Value End of Period........         $0.774        $0.885        $1.15        $1.08       $1.14          --           --
   Number of Accumulation Units
     Outstanding...................      9,054,785    10,408,152   12,487,774   12,550,649   4,679,724          --           --

FIDELITY EQUITY-INCOME PORTFOLIO
   Unit Value Beginning of Period..         $1.518         $1.41        $1.34        $1.22       $1.00          --           --
   Unit Value End of Period........         $1.428        $1.518        $1.41        $1.34       $1.22          --           --
   Number of Accumulation Units
     Outstanding...................     21,239,840    24,879,485   29,019,678   28,422,802  11,769,502

                                                                                                                         FROM
                                                               YEAR          YEAR          YEAR          YEAR        COMMENCEMENT
                                   YEAR ENDING  YEAR ENDING   ENDING        ENDING        ENDING        ENDING      OF OPERATIONS
        SUBACCOUNT                   12/31/01     12/31/00   12/31/99      12/31/98      12/31/97       2/31/96      TO 12/31/95*
                                   ------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS
PORTFOLIO
   Unit Value Beginning of             $1.370       $1.71       $1.21          $1.09         $1.00            --               --
     Period..................
   Unit Value End of Period..          $1.070      $1.370       $1.71          $1.21         $1.09            --               --
   Number of Accumulation
     Units Outstanding.......       6,546,985   7,829,220   8,189,584      7,440,541     4,444,906            --               --

FIDELITY VIP II CONTRAFUND
PORTFOLIO
   Unit Value Beginning of                                                                                    --               --
     Period..................          $1.768       $1.91       $1.55          $1.21         $1.00
   Unit Value End of Period..          $1.536      $1.768       $1.91          $1.55         $1.21            --               --
   Number of Accumulation
     Units Outstanding.......      16,814,509  19,334,280  19,684,080     16,365,923     7,182,541            --               --

FIDELITY VIP II INDEX 500
PORTFOLIO
   Unit Value Beginning of                                                                                    --               --
     Period..................          $1.681       $1.87       $1.57          $1.24         $1.00
   Unit Value End of Period..          $1.463      $1.681       $1.87          $1.57         $1.24            --               --
   Number of Accumulation
     Units Outstanding.......      35,948,209  42,098,562  43,186,834     37,349,984    17,510,630            --               --

AIM V.I. CAPITAL
APPRECIATION FUND
   Unit Value Beginning of
     Period..................          $2.488       $2.82       $1.97          $1.67         $1.49         $1.29            $1.00
   Unit Value End of Period..          $1.890      $2.488       $2.82          $1.97         $1.67         $1.49            $1.29
   Number of Accumulation
     Units Outstanding.......      10,075,514  12,520,041  11,899,636     12,795,979     9,405,192     3,464,766        1,345,513

AIM V.I. GOVERNMENT
SECURITIES FUND
   Unit Value Beginning of                                                                                    --               --
     Period..................          $1.203       $1.10       $1.13          $1.06         $1.00
   Unit Value End of Period..          $1.268      $1.203       $1.10          $1.13         $1.06            --               --
   Number of Accumulation
     Units Outstanding.......       8,526,514   7,183,036   7,835,868      8,085,335     2,587,138            --               --

AIM V.I. GROWTH FUND
   Unit Value Beginning of                                                                                    --               --
     Period..................          $1.692       $2.15       $1.61          $1.21         $1.00
   Unit Value End of Period..          $1.108      $1.692       $2.15          $1.61         $1.21            --               --
   Number of Accumulation
     Units Outstanding.......       4,982,273   6,728,691   5,608,680      4,344,807     1,609,176            --               --

AIM V.I. GROWTH AND INCOME
FUND **
   Unit Value Beginning of                                                                                    --               --
     Period..................          $1.681       $1.99       $1.49          $1.18         $1.00
   Unit Value End of Period..          $1.284      $1.681       $1.99          $1.49         $1.18            --               --
   Number of Accumulation
     Units Outstanding.......      12,600,655  14,605,290  14,517,357     12,751,057     5,216,176            --               --

                                                                                                                         FROM
                                                               YEAR          YEAR          YEAR          YEAR        COMMENCEMENT
                                   YEAR ENDING  YEAR ENDING   ENDING        ENDING        ENDING        ENDING      OF OPERATIONS
        SUBACCOUNT                   12/31/01     12/31/00   12/31/99      12/31/98      12/31/97       2/31/96      TO 12/31/95*
                                   ------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL
EQUITY FUND **
   Unit Value Beginning of                                                                                   --                 --
     Period..................          $1.339       $1.84        $1.20          $1.05         $1.00
   Unit Value End of Period            $1.013      $1.339        $1.84          $1.20         $1.05          --                 --
   Number of Accumulation
     Units Outstanding.......      10,826,265  13,377,489   12,561,784     11,552,635     8,040,029          --                 --

 AIM V.I. VALUE FUND **
   Unit Value Beginning of                                                                                   --                 --
     Period..................          $1.692       $2.00        $1.56          $1.19         $1.00
   Unit Value End of Period..          $1.465      $1.692        $2.00          $1.56         $1.19          --                 --
   Number of Accumulation
     Units Outstanding.......      19,569,313  23,439,128   22,849,391     17,350,727     6,012,919          --                 --

MFS GLOBAL GOVERNMENTS
SERIES **
   Unit Value Beginning of
     Period...................         $1.173       $1.13        $1.17          $1.10         $1.12       $1.10              $1.00
   Unit Value End of Period...         $1.217      $1.173        $1.13          $1.17         $1.10       $1.12              $1.10
   Number of Accumulation
     Units Outstanding........      1,494,819   1,533,575    1,740,631      1,906,433     1,814,432     467,158            241,914

MFS MONEY MARKET SERIES
   Unit Value Beginning of
     Period...................         $1.234       $1.18        $1.14          $1.09         $1.06       $1.03              $1.00
   Unit Value End of Period...         $1.268      $1.234        $1.18          $1.14         $1.09       $1.06              $1.03
   Number of Accumulation
     Units Outstanding........     11,776,845   6,609,181    6,895,732      7,130,698     4,552,838     491,668            115,908

MFS BOND SERIES
   Unit Value Beginning of                                                                                   --                 --
     Period...................         $1.201       $1.11        $1.14          $1.08         $1.00
   Unit Value End of Period...         $1.292      $1.201        $1.11          $1.14         $1.08          --                 --
   Number of Accumulation
     Units Outstanding........      5,712,058   4,528,804    4,981,425      4,592,230     1,523,046          --                 --

MFS TOTAL RETURN SERIES
   Unit Value Beginning of                                                                                   --                 --
     Period...................         $1.517       $1.32        $1.29          $1.16         $1.00
   Unit Value End of Period...         $1.506      $1.517        $1.32          $1.29         $1.16          --                 --
   Number of Accumulation
     Units Outstanding........     15,308,655  16,050,991   18,218,624     16,554,134     6,044,594          --                 --

MFS RESEARCH SERIES
   Unit Value Beginning of                                                                                   --                 --
     Period...................         $1.627       $1.73        $1.41          $1.15         $1.00
   Unit Value End of Period...         $1.269      $1.627        $1.73          $1.41         $1.15          --                 --
   Number of Accumulation
     Units Outstanding........     15,352,030  18,236,348   19,122,690     18,835,706    11,348,445          --                 --

MFS EMERGING GROWTH SERIES
   Unit Value Beginning of                                                                                   --                 --
     Period...................         $2.156       $2.71        $1.55          $1.17         $1.00
   Unit Value End of Period...         $1.420      $2.156        $2.71          $1.55         $1.17          --                 --
   Number of Accumulation
     Units Outstanding........     18,468,413  22,131,924   20,174,491     18,235,621     7,769,779          --                 --

SMITH BARNEY SMALL CAP GROWTH
VIP PORTFOLIO
     Unit Value Beginning of                                                                                 --                 --
     Period...................         $1.550       $1.44        $1.05          $1.11         $1.00
     Unit Value End of Period.         $1.285      $1.550        $1.44          $1.05         $1.11          --                 --
     Number of Accumulation
     Units Outstanding........      1,648,456   1,891,478    1,834,607      1,427,896       811,490          --                 --

 * The Fidelity VIP Growth Portfolio, AIM V.I. Capital Appreciation Fund, MFS Global Governments Series and MFS Money Market Series subaccounts commenced operations on February 21, 1995.

**     Fund's name has changed - please see the prospectus.

 (1) As the result of a merger in 2001, Appreciation Portfolio acquired the assets and stated liabilities of CitiSelect VIP Folio 200 Conservative and CitiSelect VIP Folio 300 Balanced.

 (2) As the result of a merger in 2001, Smith Barney Aggressive Growth acquired the assets and stated liabilities of CitiSelect VIP Folio 400 Growth and CitiSelect VIP Folio 500 Growth Plus.

                       FLEXIBLE PREMIUM DEFERRED VARIABLE
                                ANNUITY CONTRACT

                                    issued by

                      FIRST CITICORP LIFE INSURANCE COMPANY

                                   PROSPECTUS

This Prospectus describes the flexible premium deferred variable annuity contract (the "Contract") offered by First Citicorp Life Insurance Company ("We," "us," "our" or " FCLIC").

The Contract has 22 investment choices: a Fixed Account and 21 subaccounts, which are divisions of the First Citicorp Life Variable Annuity Separate Account. You can put your money into the Fixed Account and/or any of these subaccounts. Money directed to the Fixed Account earns a declared interest rate that is guaranteed by us. Money directed to any subaccount is invested exclusively in a single investment portfolio. These 21 investment portfolios are professionally managed and provide a broad range of investment strategies (growth and income, aggressive growth, income, etc.), styles (growth, value, etc.) and asset classes (stocks, bonds, international, etc.) and are listed below. Investments in the investment portfolios are not guaranteed. You could lose money.

Please read this prospectus carefully and keep it for future reference. It contains important information about the First Citicorp Life Flexible Premium Variable Annuity Contract that you ought to know before investing.

To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated the same date as this prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC. The SAI's table of contents is on the last page of this prospectus. For a free copy of the SAI, call us at (800) 497-4857 or Write us at our Customer Service Office At One Tower Square, Hartford, Ct 06183-4065.

VARIABLE ANNUITY CONTRACTS ARE SUBJECT TO MARKET FLUCTUATION, REINVESTMENT RISK AND POSSIBLE LOSS OF PRINCIPAL INVESTED. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

MANAGED BY SMITH BARNEY FUND MANAGEMENT LLC
   Greenwich Street Series Fund Appreciation
     Portfolio
   Smith Barney Aggressive Growth Portfolio
MANAGED BY CITI FUND MANAGEMENT INC.
   Smith Barney Small Cap Growth VIP Portfolio
MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
   Fidelity VIP(1) Growth Portfolio
   Fidelity VIP(1) High Income Portfolio
   Fidelity VIP(1) Equity-Income Portfolio
   Fidelity VIP(1) Overseas Portfolio
   Fidelity VIP II(2) Contrafund Portfolio
   Fidelity VIP II(2) Index 500 Portfolio
MANAGED BY AIM ADVISORS, INC.
   AIM V.I. Capital Appreciation Fund
   AIM V.I. Government Securities Fund
   AIM V.I. Growth Fund
   AIM V.I. Core Equity Fund (3)
   AIM V.I. International Growth Fund (4)
   AIM V.I. Premier Equity Fund (5)
MANAGED BY MFS INVESTMENT MANAGEMENT(R)
   MFS Strategic Income Series (6)
   MFS Money Market Series
   MFS Bond Series
   MFS Total Return Series
   MFS Research Series
   MFS Emerging Growth Series

--------------
(1) Variable Insurance Products Fund
(2) Variable Insurance Products Fund II
(3) Formerly AIM V.I. Growth and Income Fund
(4) Formerly AIM V.I. Value Fund
(5) Formerly AIM V.I International Equity Fund
(6) Formerly MFS Global Government Series


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   MAY 1, 2002

                                TABLE OF CONTENTS

Index of Special Terms ....................................................    8
Summary ...................................................................    9
Fee Tables ................................................................   12
Examples ..................................................................   15
Section 1: The Annuity Contract ...........................................   16
Section 2: Annuity Payments (The Income
Phase) ....................................................................   17
   Variable Annuity Income Payments .......................................   17
   Fixed Annuity Income Payments ..........................................   17
   Annuity Income Options .................................................   17
Section 3: Purchase .......................................................   18
   Purchase Payments ......................................................   18
   Allocation of Purchase Payments ........................................   18
   Free Look Period .......................................................   18
   Accumulation Units .....................................................   19
Section 4: Investment Options .............................................   19
   Transfers During the Accumulation Phase ................................   20
   Transfers During the Income Phase ......................................   20
   Transfer Requests ......................................................   20
   Dollar Cost Averaging Program ..........................................   21
   Voting Rights ..........................................................   21
   Substitution ...........................................................   21
Section 5: Charges and Deductions .........................................   21
   Insurance Charges ......................................................   21
   Mortality and Expense Risk Charge ......................................   21
   Administration Charge ..................................................   22
   Annual Contract Fee ....................................................   22
   Surrender Charges ......................................................   22
   Surrender Processing Fee ...............................................   22
   Premium Taxes ..........................................................   22
   Transfer Processing Fee ................................................   23
   Investment Portfolio Expenses ..........................................   23
Section 6: Taxes ..........................................................   23
   Annuity Contracts in General ...........................................   23
   Qualified and Non-Qualified Contracts ..................................   23
   Withdrawals-- Non-Qualified Contracts ..................................   23
   Withdrawals-- Qualified Contracts ......................................   24
   Diversification Requirements ...........................................   24
   Owner Control ..........................................................   24
   Taxation of Death Benefit Proceeds .....................................   24
   Transfers, Assignments or Exchanges of a
     Contract .............................................................   24
   Withholding ............................................................   24
   Multiple Contracts .....................................................   24
Section 7: Access to Your Money ...........................................   24
   Systematic Withdrawal Program ..........................................   25
Section 8: Death Benefits .................................................   25
   Upon Your Death ........................................................   25
   Death of the Annuitant .................................................   26
   Beneficiary Contract Continuance
     (Not permitted for non-natural beneficiaries) ........................   26
Section 9: Other Information ..............................................   26
   First Citicorp Life Insurance Company ..................................   26
   The Separate Account ...................................................   26
   Distribution ...........................................................   26
   Ownership ..............................................................   27
   Beneficiary ............................................................   27
   Suspension of Payment or Transfers .....................................   27
   Modifications ..........................................................   27
   Legal Proceedings ......................................................   27
   Financial Statements ...................................................   27
   Inquiries ..............................................................   28
Statement Of Additional Information .......................................   29
Table Of Contents .........................................................   29
Appendix: Condensed Financial Information .................................   30

                             INDEX OF SPECIAL TERMS

We have tried to make this prospectus as easy as possible for you to read and understand. However, the nature of variable annuities requires us to use certain technical words or terms. We have identified some of these, which are italicized when they are used in the text. The page shown below is where we believe you will find the best explanation for the word or term.

Accumulation Phase ........................................................   10
Accumulation Unit .........................................................   12
Annuitant .................................................................   10
Annuity Income Date .......................................................   10
Annuity Income Options ....................................................   10
Annuity Income Payments ...................................................   10
Annuity Unit ..............................................................   12
Beneficiary ...............................................................   18
Business Day ..............................................................   12
Contract Value ............................................................   10
Contract Year .............................................................   13
Fixed Account .............................................................   10
Income Phase ..............................................................   10
Investment Portfolios .....................................................   11
Joint Owner ...............................................................   10
Non-Qualified Contract ....................................................   16
Notice To Us ..............................................................   13
Owner .....................................................................   18
Purchase Payment ..........................................................   11
Qualified Contract ........................................................   16
Separate Account ..........................................................   18
Subaccount ................................................................   10
Tax Deferral ..............................................................   15

                                     SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS WHICH DISCUSS THE TOPICS IN GREATER DETAIL.

1. THE ANNUITY CONTRACT: The variable annuity offered by First Citicorp Life Insurance Company ("We," "Our" and "Us") is a contract between you, the Owner, and us, an insurance company. The Contract enables you to invest on a tax-deferred basis in a Fixed Account and 21 different subaccounts. The Contract is intended for use in making long term financial plans, including saving for retirement and estate planning, and provides for a death benefit and guaranteed income options.

The Fixed Account earns interest annually at a fixed rate that is guaranteed by us never to be less than 3.0% and may be more. This rate is established separately for each new purchase payment or transfer you pay into the Fixed Account. Once established, a rate is guaranteed for 12 months. While money is in the Fixed Account, the interest earned as well as your principal is guaranteed by us.

Money directed to any of the 21 subaccounts is, in turn invested exclusively in a single investment portfolio. The investment portfolios thus available under the Contract are listed in Section 4. These portfolios are designed and professionally managed and allow for a broad range of investment strategies (growth and income, aggressive growth, income, etc.) styles, (growth, value, etc.,) and asset classes (stocks, bonds, international, etc.). Amounts invested in these portfolios will fluctuate daily based on the portfolio's investment performance. Investments in these portfolios are NOT guaranteed and may increase or decrease. You could lose all of your money.

You can put money into the Fixed Account and any or all of the investment portfolios by investing in the corresponding subaccount. You can transfer your money between the Fixed Account and/or the subaccounts, subject to certain limitations which are explained elsewhere in this prospectus. See "Transfers during the Accumulation Phase."

The Contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income only if you make a withdrawal. The Income Phase occurs when we begin making regular annuity income payments from the Contract to you or some other person you name (the "Annuitant"). The amount of money you are able to accumulate under the Contract during the Accumulation Phase, as well as the manner in which payments are made, will determine the amount of the payments made during the Income Phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE): If you want regular income from your annuity, paid either to you or some other person(s), you may choose one of several annuity income options. You may also elect to receive all of your Contract Value in one lump sum or paid under any other plan to which we agree. Once regular income payments begin, you cannot change the payment plan.

During the Income Phase, you have the same investment choices you had during the Accumulation Phase. You can choose to have payments come from the Fixed Account, one or more of the subaccounts or both. If you choose to have any part of the payments come from the subaccounts, the dollar amount of the income payments may go up or down, depending on the investment performance of the corresponding investment portfolios.

3. PURCHASE: You may purchase a Contract with $5,000 or more. For tax qualified contracts (such as IRAs and Roth IRAs), we require only $2,000. The Contract is also available for use in connection with beneficiary-directed transfers of death proceeds from another contract. You can add $500 or more to your Contract at any time during the Accumulation Phase ($100 or more to tax qualified contracts). No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds.

4. INVESTMENT OPTIONS: You may put your money in any or all of the following investment portfolios by directing it into the corresponding subaccount. The portfolios are described in their own prospectuses. You can make or lose money in any of these portfolios, depending on market conditions.

MANAGED BY SMITH BARNEY FUND MANAGEMENT LLC
   Greenwich Street Series Fund Appreciation
     Portfolio
   Smith Barney Aggressive Growth Portfolio
MANAGED BY CITI FUND MANAGEMENT INC.
   Smith Barney Small Cap Growth VIP Portfolio
MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
   Fidelity VIP Growth Portfolio
   Fidelity VIP High Income Portfolio
   Fidelity VIP Equity-Income Portfolio
   Fidelity VIP Overseas Portfolio
   Fidelity VIP II Contrafund Portfolio
   Fidelity VIP II Index 500 Portfolio
MANAGED BY AIM ADVISORS, INC.
   AIM V.I. Capital Appreciation Fund
   AIM V.I. Government Securities Fund
   AIM V.I. Growth Fund
   AIM V.I. Core Equity Fund
   AIM V.I. International Growth Fund
   AIM V.I. Premier Equity Fund
MANAGED BY MFS INVESTMENT MANAGEMENT(R)
   MFS Money Market Series
   MFS Bond Series
   MFS Total Return Series
   MFS Research Series
   MFS Emerging Growth Series
   MFS Strategic Income Series

You may also invest in the Fixed Account.

5. CHARGES AND DEDUCTIONS: The Contract has insurance features and investment features and there are costs related to each. Each year during the Accumulation Phase, we deduct a $30 contract fee from your Contract. This charge is waived if the value of your Contract is at least $25,000 or if you have added at least $2,500 ($2,000 for Qualified Contracts) in additional purchase payments to your Contract during the last 12 months. We also deduct for insurance charges on an annual basis a total of 1.40% of the average daily value of your Contract allocated to the subaccounts. We may change this charge in the future but it will never be greater than 1.40%.

If you take any money out of the Contract, we may assess a Surrender Charge on any purchase payment you withdraw. The amount of the Surrender Charge is dependent on the number of years since the purchase payment was added to the Contract. This Surrender Charge ranges from a maximum of 7% in the first year after payment, declining 1% each year until the sixth year, when it becomes 0%. If you surrender the Contract by taking out its entire value, or when you begin receiving regular income payments under it, we may assess a state premium tax ranging from 0-5%, depending upon the state in which you live.

In addition, we reserve the right to assess a processing charge equal to the lesser of $25 or 2% if the amount withdrawn for each withdrawal in excess of 12 in any Contract Year. We are not currently assessing this charge.

There are also investment charges which range from 0.28% to 1.25% of the average daily value of the investment portfolio, depending on the portfolios in which your Contract is invested.

We reserve the right to charge $25 for each transfer in excess of 12 in any Contract Year. Currently, we are not charging this fee until the 19th transfer in a Contract Year.

For information concerning compensation paid to persons selling the Contracts, see "Distribution."

6. TAXES: Earnings under the Contract are not taxed until you take them out (if you are a natural person). If you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may also be charged a 10% federal tax penalty on the withdrawn earnings. Payments during the Income Phase may be considered partly to be a return of your original investment. That part of each payment is not taxable as income. Special tax rules apply if your annuity has been issued as a Qualified Contract under the Internal Revenue Code.

7. ACCESS TO YOUR MONEY: You can take some or all of the money out of your Contract at any time during the Accumulation Phase. You can take all of your earnings and up to 10% of your total purchase payments each year without any Surrender Charge. Withdrawals in excess of this amount will be charged the applicable Surrender Charge. After we have held the purchase payment for 5 years, there is no charge for withdrawing it. Of course, you may have to pay income tax and a tax penalty on any earnings you take out. Each purchase payment you add to your Contract has its own 5-year Surrender Charge period.

8. DEATH BENEFITS: If you die before annuity income payments begin, the person you have chosen as your Beneficiary will receive a death benefit. This death benefit will be the greater of: (1) the value of your Contract on the date we receive proof of your death; (2) the money you've put into the Contract less any purchase payments withdrawn; or (3) the value of your Contract on the most recent 5-year anniversary after the date of issue plus any money you've added minus any money withdrawn since that anniversary. If you die on or after age 75, slightly different rules apply.

9. OTHER INFORMATION:

FREE LOOK: If you cancel the Contract within 10 days after receiving it, we will refund: (1) the value of your Contract invested in the subaccounts on the day we receive your request and any insurance charges assessed, plus (2) any purchase payments invested in the Fixed Account not previously withdrawn. No Surrender Charge will be assessed. This may be more or less than your purchase payments.

NO PROBATE: In most cases, any death benefit paid to your Beneficiary will not have to pass through probate.

DOLLAR COST AVERAGING PROGRAM: An optional Dollar Cost Averaging program is available that permits you to transfer a set dollar amount systematically from the subaccount investing in the Money Market Portfolio or the Fixed Account to any other subaccount, subject to certain restrictions. This reduces the risk of investing in a portfolio only when the price is high. Dollar Cost Averaging does not guarantee a profit and it doesn't protect against a loss if market prices decline.

SYSTEMATIC WITHDRAWALS: You may arrange to have money automatically sent to you each month while your Contract is still in the Accumulation Phase. Of course, you may have to pay taxes and surrender charges on the money you receive.

                                   FEE TABLES
--------------------------------------------------------------------------------

The fee tables are intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. The tables reflect fiscal year 2001 expenses for the Separate Account and fiscal year 2001 expenses for the investment portfolios.



OWNER TRANSACTION EXPENSES
   Sales Charge Imposed on Purchase Payments        None
   Maximum Surrender Charge
     (contingent deferred sales charge) as
     a percentage of the purchase
     payment withdrawn                              7%(1)
   Surrender Processing Fee                        None(2)
   Transfer Fee (imposed after the 18th
     transfer in any Contract Year)                 $25(3)
ANNUAL CONTRACT FEE SEPARATE ACCOUNT ANNUAL
EXPENSES (as a percentage of average net
assets)                                             $30(4)
Mortality and Expense Risk Charge                   1.25%
Administration Charge                               0.15%
Total Separate Account Expenses                     1.40%


--------------
 (1) Surrender Charges apply separately to each purchase payment withdrawn and are dependent on the number of years since the purchase payment was added to the Contract. Surrender Charges range from a maximum of 7% in the first year after payment, declining 1% each year until the sixth year, when it becomes 0%.

 (2) We reserve the right to assess a processing fee equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal (including the final surrender) after the first 12 withdrawals in any Contract Year. See "Section 5: Charges and Deductions."

 (3) We reserve the right to charge a $25 transfer fee on each transfer after the first 12 transfers in any Contract Year. See "Section 5: Charges and Deductions."

 (4) We will waive the Annual Contract Fee in its entirety if, at the time this fee would be deducted, the Contract Value is at least $25,000. The Annual Contract Fee will also be waived in its entirety for any Contract Year during which purchase payments of at least $2,500 ($2,000 for Qualified Contracts), excluding the initial purchase payment, are paid.

ANNUAL PORTFOLIO EXPENSES
(AS PERCENTAGE OF AVERAGE DAILY NET ASSETS)

----------------------------------------------------------------------------------------------------------------------
                                                   MANAGEMENT                                        TOTAL ANNUAL
                                                   FEE (AFTER                    OTHER EXPENSES   OPERATING EXPENSES
                                                     EXPENSE                     (AFTER EXPENSE     (AFTER EXPENSE
FUNDING OPTIONS:                                  REIMBURSEMENT)   12B-1 FEES    REIMBURSEMENT)     REIMBURSEMENT)
----------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
   AIM V.I. Capital Appreciation Fund - Series I      0.61%            -              0.24%               0.85%
----------------------------------------------------------------------------------------------------------------------
   AIM V.I. Core Equity Fund - Series I               0.61%            -              0.21%               0.82%(1)
----------------------------------------------------------------------------------------------------------------------
   AIM V.I. Government Securities Fund - Series I     0.50%            -              0.58%               1.08%
----------------------------------------------------------------------------------------------------------------------
   AIM V.I. Growth Fund - Series I                    0.62%            -              0.26%               0.88%
----------------------------------------------------------------------------------------------------------------------
   AIM V.I. International Growth Fund - Series I      0.73%            -              0.32%               1.05%(2)
----------------------------------------------------------------------------------------------------------------------
   AIM V.I. Premier Equity Fund - Series I            0.60%            -              0.25%               0.85%(3)
----------------------------------------------------------------------------------------------------------------------
GREENWICH STREET SERIES FUND
----------------------------------------------------------------------------------------------------------------------
   Appreciation Portfolio                             0.75%            -              0.02%               0.77%(4)
----------------------------------------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
   MFS(R)Bond Series                                   0.60%           -              0.15%               0.75%(5)
----------------------------------------------------------------------------------------------------------------------
   MFS(R)Emerging Growth Series                        0.75%           -              0.11%               0.86%(6)
----------------------------------------------------------------------------------------------------------------------
   MFS(R)Money Market Series                           0.50%           -              0.10%               0.60%(7)
----------------------------------------------------------------------------------------------------------------------
   MFS(R)Research Series                               0.75%           -              0.15%               0.90%(8)
----------------------------------------------------------------------------------------------------------------------
   MFS(R)Strategic Income Series                       0.75%           -              0.15%               0.90%(9)
----------------------------------------------------------------------------------------------------------------------
   MFS(R)Total Return Series                           0.75%           -              0.14%               0.89%(10)
----------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND INC.
----------------------------------------------------------------------------------------------------------------------
   Smith Barney Aggressive Growth Portfolio           0.80%            -              0.04%               0.84%(11)
----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------
   Smith Barney Small Cap Growth Opportunities        0.75%            -              0.15%               0.90%(12)
     Portfolio
----------------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------

   Equity - Income Portfolio - Initial Class          0.48%            -              0.09%               0.57%(13)
----------------------------------------------------------------------------------------------------------------------
   Growth Portfolio - Initial Class                   0.58%            -              0.07%               0.65%(14)
----------------------------------------------------------------------------------------------------------------------
   High Income Portfolio - Initial Class              0.58%            -              0.12%               0.70%(15)
----------------------------------------------------------------------------------------------------------------------
   Overseas Portfolio - Initial Class                 0.73%            -              0.14%               0.87%(16)
----------------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS FUND II
----------------------------------------------------------------------------------------------------------------------
   Contrafund(R)Portfolio - Initial Class              0.58%           -              0.06%               0.64%(17)
----------------------------------------------------------------------------------------------------------------------
   Index 500 Portfolio - Initial Class                0.24%            -              0.04%               0.28%(18)
----------------------------------------------------------------------------------------------------------------------

*The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) Effective May 1, 2002 the Funds' name will change from AIM V.I. Growth and Income Fund to AIM V.I. Core Equity Fund.

(2) Effective May 1, 2002 the Funds' name will change from AIM V.I. International Equity Fund to AIM V.I. International Growth Fund.

(3) Effective May 1, 2002 the Funds' name will change from AIM V.I. Value Fund to AIM V.I. Premier Equity Fund.

(4) Expenses are as of December 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(5) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Without these expense reductions, Total Annual Operating Expenses for the Bond Series would have been 0.75%. MFS has also contractually agreed, subject to reimbursement, to bear expenses for the following series so that Other Expenses for each (after taking into account the expense offset arrangement described above), do not exceed the percentages listed in the table above of the average daily net assets of the series during the current fiscal year. Without these expense reductions Other Expenses would have been 0.40% for Bond Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

(6) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Without these expense reductions, Total Annual Operating Expenses for the Emerging Growth Series would have been 0.87%. MFS has also contractually agreed, subject to reimbursement, to bear expenses for the following series so that Other Expenses for each (after taking into account the expense offset arrangement described above), do not exceed the percentages listed in the table above of the average daily net assets of the series during the current fiscal year. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

(7) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Without these expense reductions, Total Annual Operating Expenses for the Money Market Series would have been 0.60%. MFS has also contractually agreed, subject to reimbursement, to bear expenses for the following series so that Other Expenses for each (after taking into account the expense offset arrangement described above), do not exceed the percentages listed in the table above of the average daily net assets of the series during the current fiscal year. Without these expense reductions Other Expenses would have been 0.35% for Money Market Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

(8) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Without these expense reductions, Total Annual Operating Expenses for the Research Series would have been 0.89%. MFS has also contractually agreed, subject to reimbursement, to bear expenses for the following series so that Other Expenses for each (after taking into account the expense offset arrangement described above), do not exceed the percentages listed in the table above of the average daily net assets of the series during the current fiscal year. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

(9) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Without these expense reductions, Total Annual Operating Expenses for the Strategic Income Series would have been 0.90%. MFS has also contractually agreed, subject to reimbursement, to bear expenses for the following series so that Other Expenses for each (after taking into account the expense offset arrangement described above), do not exceed the percentages listed in the table above of the average daily net assets of the series during the current fiscal year. Without these expense reductions Other Expenses would have been 0.37% for Strategic Income Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

(10) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Without these expense reductions, Total Annual Operating Expenses for the Total Return Series would have been 0.88. MFS has also contractually agreed, subject to reimbursement, to bear expenses for the following series so that Other Expenses for each (after taking into account the expense offset arrangement described above), do not exceed the percentages listed in the table above of the average daily net assets of the series during the current fiscal year. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

(11) Expenses are as of October 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(12) The Manager has waived all or a portion of its total expenses for the year ended December 31, 2001. If such fees were not waived or expenses not reimbursed, the actual expenses ratio would have been 2.21%.

(13) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP Equity-Income Portfolio - Initial Class would have been 0.58%.

(14) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP Growth Portfolio - Initial Class would have been 0.68%.

(15) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP High Income Portfolio - Initial Class would have been 0.71%.

(16) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP Overseas Portfolio - Initial Class would have been 0.92%.

(17) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP II Contrafund Portfolio - Initial Class would have been 0.68%.

(18) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement can be discontinued by the fund's manager at any time. Without this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.24%, 0.11% and 0.35%, respectively.

We may receive payments from some of the underlying funds or their affiliates for providing administrative or other services for a fund. These payments vary in amount and currently we may receive payments at an annual rate of up to 0.50% of the average net amount invested in an underlying fund on behalf of FCLIC's separate accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed above for each fund.

EXAMPLES: You will pay the following expenses on a $1,000 investment. We assume a 5% annual return on assets:(1)

If, at the end of the applicable time period, you surrender or annuitize the Contract under an annuity income option that does not provide a life annuity or a life annuity with a period certain of at least five years.

                                                                                  1 YEAR    3 YEARS  5 YEARS  10 YEARS
                                                                                  ------    -------  -------  --------
      AIM V.I. Capital Appreciation Fund - Series I                                 $93      $121      $152     $261
      AIM V.I. Core Equity Fund - Series I                                          $93      $120      $150     $257
      AIM V.I. Government Securities Fund - Series I                                $95      $128      $163     $284
      AIM V.I. Growth Fund - Series I                                               $93      $122      $153     $264
      AIM V.I. International Growth Fund - Series I                                 $95      $127      $162     $281
      AIM V.I. Premier Equity Fund - Series I                                       $93      $121      $152     $261
      Greenwich Street Series Fund Appreciation Portfolio                           $92      $119      $147     $252
      MFS Bond Series                                                               $92      $118      $146     $250
      MFS Emerging Growth Series                                                    $93      $121      $152     $262
      MFS Money Market Series                                                       $91      $113      $139     $235
      MFS Research Series                                                           $94      $122      $154     $266
      MFS Strategic Income Series                                                   $94      $122      $154     $266
      MFS Total Return Series                                                       $93      $122      $154     $265
      Smith Barney Aggressive Growth Portfolio                                      $93      $121      $151     $260
      Smith Barney Small Cap Growth Opportunities Portfolio                         $94      $122      $154     $266
      Fidelity VIP Equity - Income Portfolio - Initial Class                        $90      $112      $137     $232
      Fidelity VIP Growth Portfolio - Initial Class                                 $91      $115      $141     $240
      Fidelity VIP High Income Portfolio - Initial Class                            $92      $116      $144     $245
      Fidelity VIP Overseas Portfolio - Initial Class                               $93      $122      $153     $263
      Fidelity VIP II Contrafund(R)Portfolio - Initial Class                         $91      $115      $141     $239
      Fidelity VIP II Index 500 Portfolio - Initial Class                           $87      $104      $122     $201

If you don't surrender the Contract or you annuitize it under an annuity income option providing either a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period.

                                                                                  1 YEAR    3 YEARS  5 YEARS  10 YEARS
                                                                                  ------    -------  -------  --------
      AIM V.I. Capital Appreciation Fund - Series I                                 $23       $71      $122     $261
      AIM V.I. Core Equity Fund - Series I                                          $23       $70      $120     $257
      AIM V.I. Government Securities Fund - Series I                                $25       $78      $133     $284
      AIM V.I. Growth Fund - Series I                                               $23       $72      $123     $264
      AIM V.I. International Growth Fund - Series I                                 $25       $77      $132     $281
      AIM V.I. Premier Equity Fund - Series I                                       $23       $71      $122     $261
      Greenwich Street Series Trust Fund Appreciation Portfolio                     $22       $69      $117     $252
      MFS Bond Series                                                               $22       $68      $116     $250
      MFS Emerging Growth Series                                                    $23       $71      $122     $262
      MFS Money Market Series                                                       $21       $63      $109     $235
      MFS Research Series                                                           $24       $72      $124     $266
      MFS Strategic Income Series                                                   $24       $72      $124     $266
      MFS Total Return Series                                                       $23       $72      $124     $265
      Smith Barney Aggressive Growth Portfolio                                      $23       $71      $121     $260
      Smith Barney Small Cap Growth Opportunities Portfolio                         $24       $72      $124     $266
      Fidelity VIP Equity - Income Portfolio - Initial Class                        $20       $62      $107     $232
      Fidelity VIP Growth Portfolio - Initial Class                                 $21       $65      $111     $240
      Fidelity VIP High Income Portfolio - Initial Class                            $22       $66      $114     $245
      Fidelity VIP Overseas Portfolio - Initial Class                               $23       $72      $123     $263
      Fidelity VIP II Contrafund Portfolio - Initial Class                          $21       $65      $111     $239
      Fidelity VIP II Index 500 Portfolio - Initial Class                           $17       $54      $92      $201

--------------
 (1) Premium taxes are not reflected in the Examples. We may apply premium taxes ranging up to 5%, depending on the laws of various jurisdictions. In addition, the Examples do not reflect any transfer charges. The $30 Annual Contract Fee is reflected in the Examples by dividing the total Annual Contract Fees collected during fiscal year 2000 by the total of all Contract assets under management as of the end of fiscal year 1999. This converts the Annual Contract Fee to a factor of $0.11 for purposes of the Examples based on a $1,000 investment.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE 5% ANNUAL RATE OF RETURN IS HYPOTHETICAL AND DOES NOT REPRESENT PAST OR FUTURE ANNUAL RETURNS. ACTUAL RETURNS MAY BE GREATER OR LESS THAN THE 5% ASSUMED RATE.

THERE IS AN ACCUMULATION UNIT VALUE HISTORY FOR EACH SUBACCOUNT IN THE APPENDIX -- CONDENSED FINANCIAL INFORMATION.

SECTION 1: THE ANNUITY CONTRACT

An annuity is a contract between the owner ("you"), and an insurance company (in this case, First Citicorp Life Insurance Company), where the insurance company promises to pay an income to you, or some other person you name (the "Annuitant"), in the form of annuity income payments, beginning on a date that's at least 30 days in the future. Until the date annuity income payments begin, the Contract is in the Accumulation Phase. Once annuity income payments begin, the Contract is in the Income Phase. Your earnings under the Contract are tax deferred.

Tax deferred means that earnings or appreciation of the assets in your Contract aren't taxed until money is taken out.

This Contract is a variable annuity. It enables you to put money into a number of different subaccounts, each of which invests exclusively in a single investment portfolio. The amount of money you are able to accumulate under the Contract during the Accumulation Phase depends on the investment performance of the investment portfolio(s) in which your money is invested. Depending on market conditions, any of these portfolios can make or lose money. Each subaccount is a division of the First Citicorp Life Variable Annuity Separate Account. The Separate Account is an investment account we establish to receive and invest purchase payments under the Contract that is insulated from any profit or loss arising from any other business we conduct.

The Contract also contains a Fixed Account. The Fixed Account is part of our General Account that supports our insurance and annuity obligations. All assets in the Fixed Account are subject to the general liabilities of our business operations. The Fixed Account earns interest annually at a rate guaranteed by us never to be less than 3.0% and may be more. This rate is established by us, at our sole discretion, for each purchase payment or transfer into the Fixed Account. Once established, a rate is guaranteed for 12 months. We have no specific formula for determining Fixed Account interest rates. If you select the Fixed Account, the amount of money you are able to accumulate during the Accumulation Phase depends on the total interest credited to the Fixed Account. You bear the risk that the interest rate will not rise above 3%.

Your total Contract Value is equal to the dollar amount you have in the Fixed Account plus the dollar value of any amounts you have which are invested in the different investment portfolios.

As Owner of the Contract, you exercise all rights under it before the Annuity Income Date. You can name a new Owner by notifying us. You may co-own the Contract with someone else ("Joint Owner"). You may name or change the person who will receive the annuity income payments. Your rights under the Contract end when annuity income payments begin, unless you are also the person receiving these payments (the "Annuitant"). More information about your rights under the Contract is included in "Section 10: Other Information."

This prospectus describes our basic Contract. There may be differences in the features, benefits, and charges, in your Contract because of the state requirements where we issued your Contract. Please review your Contract for a description of the differences.

SECTION 2: ANNUITY PAYMENTS (THE INCOME PHASE)

Under the Contract, you can choose the month and year in which annuity income payments begin. That date is called the Annuity Income Date. You can also choose the frequency of annuity income payments and the plan on which those payments are based. We call these annuity income options.

You may choose your Annuity Income Date and annuity income option when you purchase the Contract. However, you may defer these decisions until a later date if you wish, or once chosen, you can change them at any time before the Annuity Income Date if you give us at least 30 days' notice. The Annuity Income Date cannot be any earlier than one month after you buy the Contract. If you don't choose an Annuity Income Date, annuity income payments will begin on the Annuitant's 65th birthday or 10 years after the date the Contract was issued, whichever is later. However, annuity income payments must begin by the first day of the month following the Annuitant's 85th birthday. Certain plans that qualify for special tax considerations may require an earlier Annuity Income Date.
(See "Section 6: Taxes")

If you don't choose an annuity income option by the time annuity income payments begin, we will make the payments under Option 3 (see below) as a Life Annuity with 10 years of payments guaranteed. If you do not identify another Annuitant, we will consider you to be the Annuitant.

During the Income Phase, you have the same investment choices you had during the Accumulation Phase. At the Annuity Income Date, you can select whether payments will come from the Fixed Account, one or more of the subaccounts, or a combination of both. If you don't tell us otherwise, annuity income payments will be based on the value of your investments under the Contract, and their allocations among the Fixed Account and the subaccounts on the Annuity Income Date.

VARIABLE ANNUITY INCOME PAYMENTS: If you choose to have any portion of your annuity income payments come from the subaccounts, the payment amount will depend on four things: (1) the portion of the Contract Value you keep in the subaccounts on and after the Annuity Income Date; (2) the 3% assumed investment rate used in the Contract's annuity tables; (3) the performance of the investment portfolios in which the subaccounts are invested; and (4) the annuity income option you choose. If, after all charges and deductions, the combined total return of the subaccounts you have chosen exceeds the 3% annual assumed rate, your annuity income payments will increase. Similarly, if the combined total return of the subaccounts chosen is less than the 3% annual assumed rate, your annuity income payments will decrease. For detailed information on how variable annuity income payments are determined, see the SAI.

FIXED ANNUITY INCOME PAYMENTS: If you choose to have any portion of your annuity income payments come from the Fixed Account, the payment amount will be fixed and guaranteed by us. The payment amount will depend on three things: (1) the portion of the Contract Value you keep in the Fixed Account on and after the Annuity Income Date; (2) the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3%); and (3) the annuity income option you choose.

ANNUITY INCOME OPTIONS: You may select one of the following standard annuity income options. In addition, you may elect any other method of payment that is mutually agreeable to you and us. After annuity income payments begin, you cannot change the annuity income option.

OPTION 1: INCOME FOR A FIXED PERIOD. Under this option, we will make annuity income payments each month for a fixed number of years. The number of years must be at least 5 and not more than 30. If the Annuitant dies and we have made annuity income payments for less than the selected period, we will continue to make annuity income payments for the rest of the guaranteed period to any person named by the Annuitant. This option is available only for annuity income payments from the Fixed Account and only if the Annuity Income Date is at least 5 years from the date the Contract was issued.

OPTION 2: LIFE ANNUITY. Under this option, we will make an annuity income payment each month as long as the Annuitant is alive. After the Annuitant dies, we stop making annuity income payments.

OPTION 3: LIFE ANNUITY WITH PERIOD CERTAIN. Under this option, we will make an annuity income payment each month as long as the Annuitant is alive. If the Annuitant dies and we have made annuity income payments for less than the selected guaranteed period, we will continue to make annuity income payments for the rest of the guaranteed period to any person named by the Annuitant.

OPTION 4: JOINT AND SURVIVOR ANNUITY. Under this option, we will make annuity income payments each month as long as the Annuitant and a second person are both alive. When either of these persons die, we will continue to make annuity income payments to the survivor. When the survivor dies, we stop making annuity income payments.

Note Carefully: Under options 2 and 4 it would be possible for only one annuity payment to be made if the Annuitant(s) were to die before the second annuity payment was due; and only two payments if the Annuitant(s) were to die before the third annuity payment was due; etc.

Annuity income payments are made monthly unless we agree to some other payment schedule. If you have less than $2,000 under the Contract to apply toward payments, we may pay your annuity income payment in a single lump sum. If your annuity income payments would be less than $50 a month, we have the right to change the frequency of payments so that your annuity income payments are at least $50.

SECTION 3: PURCHASE

The Contract may be purchased by anyone age 90 or younger.

PURCHASE PAYMENTS: A purchase payment is the money you give us to buy the Contract. The minimum we will accept when the Contract is bought is $5,000 ($2,000 if the Contract qualifies for special tax treatment under the IRS Code). You can make additional purchase payments at any time (except for Contracts purchased with a beneficiary-directed transfer of death proceeds), and you may arrange for purchase payments to be made automatically from your bank account or other source each month. We have the right to require each additional payment to be at least $500 ($100 for Qualified Contracts). Our approval is required if total purchase payments in any Contract Year exceed $1,000,000.

ALLOCATION OF PURCHASE PAYMENTS: When you purchase a Contract, we will allocate your purchase payment to the Fixed Account and/or one or more of the subaccounts as you have directed us, for investment in the corresponding investment portfolios. If you make additional purchase payments, we will allocate them the same way as your first purchase payment unless you tell us otherwise. You may direct individual purchase payments to one or more subaccounts and/or to the Fixed Account without changing your current allocation schedule. Your allocation directions must be in whole percent and each purchase payment must result in a minimum allocation of $100 to each selected investment portfolio and/or the Fixed Account.

You should periodically review your purchase payment allocation schedule in light of market conditions and your overall financial objectives.

Once we receive your initial purchase payment, and all necessary information, we will allocate your purchase payment and issue your Contract within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send the money back to you or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit those amounts to your contract within one business day after receipt at the price next determined after we receive the payment. A business day is any day when both the New York Stock Exchange and us are open for business. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m., Eastern time. We are open for business on all days that the New York Stock Exchange is open for business.

FREE LOOK PERIOD: If you change your mind about owning this Contract, you may cancel it within 10 days after receiving it (or other period as may be required in your state). When you cancel the Contract within this time period, we will not assess a Surrender Charge. You will receive the value of your Contract invested in the subaccounts on the day we receive your request and any insurance charges assessed plus any purchase payments invested in the Fixed Account not previously withdrawn. This amount may be more or less than the aggregate amount of purchase payments made up to that time. If you have purchased your Contract as an IRA, we may be required to give you back your full purchase payment if you decide to cancel it within this period. If that is the case, we have the right to put any portion of your initial purchase payment allocated to a subaccount into the Money Market subaccount until the end of the cancellation period described above. At the end of that period, we will reallocate your initial purchase payment according to your allocation directions. Currently, however, all purchase payments are allocated directly to the subaccounts as you direct. We will consider the Contract received five days after it is mailed to your last known address.

ACCUMULATION UNITS: In order to keep track of the value of your Contract during the Accumulation Phase, we use a unit of measure we call an Accumulation Unit. During the Contract's Income Phase, we call the unit an Annuity Unit. These units represent your ownership interest in a subaccount. When you make a purchase payment, or transfer money, into a subaccount, we credit that subaccount with Accumulation Units. The number of Accumulation Units credited to your Contract is determined by dividing the amount of the purchase payment or transfer allocated to the subaccount by the value of an Accumulation Unit for that subaccount next determined as of the end of that business day. If you make a withdrawal or transfer out of a subaccount or if we assess transfer or Surrender Charges or an Annual Contract Fee, we subtract Accumulation Units from the subaccount in a similar manner.

At the close of each business day, we determine the value of an Accumulation Unit for each subaccount. We do this by:

       (1) determining the total value of the subaccount's investment in the corresponding investment portfolio, using the portfolio's net asset value calculated at the end of that day;

       (2)   subtracting from that amount any insurance charges (see "Section 5:
             Charges and Deductions;" and

       (3) dividing this amount by the number of outstanding Accumulation Units in that subaccount.

Example: On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want the entire amount to be allocated to subaccount "x" (any subaccount currently available). When the New York Stock Exchange closes that day, we determine that the value of one Accumulation Unit for that subaccount is $10.00. We then divide $5,000 by $10.00 and credit your Contract that night with 500 additional Accumulation Units in subaccount x.

The value of an Accumulation Unit may go up or down from day to day depending on the investment performance of the investment portfolio invested in by that subaccount and the deduction of certain fees and expenses. For a detailed discussion of how we determine Accumulation Unit Value, see the SAI.

SECTION 4: INVESTMENT OPTIONS

In addition to the Fixed Account, 21 subaccounts, each investing exclusively in a single investment portfolio, are available under the Contract. Additional subaccounts, each investing exclusively in an additional investment portfolio may be made available in the future. Each investment portfolio is available under a fund that is registered with the SEC as an open end, management investment company of the series type, having one or more investment portfolios. Shares of the investment portfolios are sold only to insurance company separate accounts and qualified plans. Each investment portfolio has a specific investment objective that may be similar to the investment objective and policy of other portfolios managed by the same or other investment advisers. No representation is made that the investment results of any portfolio will be comparable to the results of any other portfolio, even if the same investment adviser or manager is used or if the names and investment objectives are similar.

There is no assurance that an investment portfolio will achieve its stated objective. The 21 investment portfolios available under the contract are listed below.

YOU SHOULD READ THE PROSPECTUSES FOR THESE INVESTMENT PORTFOLIOS CAREFULLY BEFORE INVESTING. COPIES OF THESE PROSPECTUSES ARE PROVIDED WITH THIS PROSPECTUS.

SMITH BARNEY FUND MANAGEMENT LLC SERVES AS THE INVESTMENT MANAGER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:

Greenwich Street Series Fund Appreciation Portfolio

Smith Barney Aggressive Growth Portfolio

CITI FUND MANAGEMENT INC. SERVES AS THE INVESTMENT MANAGER FOR THE FOLLOWING INVESTMENT PORTFOLIO:

Smith Barney Small Cap Growth VIP Portfolio

FIDELITY MANAGEMENT & RESEARCH COMPANY SERVES AS THE INVESTMENT ADVISER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:

Fidelity VIP Growth Portfolio (Growth)

Fidelity VIP High Income Portfolio (High Yield Bond)

Fidelity VIP Equity-Income Portfolio (Growth & Income)

Fidelity VIP Overseas Portfolio (International Stock)

Fidelity VIP II Contrafund Portfolio (Growth)

Fidelity VIP II Index 500 Portfolio (Growth & Income)

AIM ADVISORS, INC. SERVES AS THE INVESTMENT ADVISER FOR THE FOLLOWING INVESTMENT
PORTFOLIOS:

AIM V.I. Capital Appreciation Fund (Aggressive Growth)

AIM V.I. Government Securities Fund (Govt Bond)

AIM V.I. Growth Fund (Growth)

AIM V.I. Core Equity Fund (Growth & Income)

AIM V.I. International Equity Fund (International Stock)

AIM V.I. Premier Equity Fund (Growth)

MFS INVESTMENT MANAGEMENT(R) SERVES AS THE INVESTMENT ADVISER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:

MFS Strategic Income Series (Income & Capital Appreciation)

MFS Money Market Series (Money Market)

MFS Bond Series (Corp Bond)

MFS Total Return Series (Balanced)

MFS Research Series (Growth)

MFS Emerging Growth Series (Aggressive Growth)

The value of the Contract will increase or decrease depending upon the investment performance of the investment portfolio(s) in which the subaccounts you chose are invested. For more information on the performance of investment portfolios under the Contract, see their prospectuses. Past performance is not a guarantee of future results.

TRANSFERS DURING THE ACCUMULATION PHASE: During the Accumulation Phase, you may transfer money to or from the Fixed Account and to or from any subaccount. We have the right to charge a $25 fee for each transfer you make in excess of 12 in any Contract Year. Currently, transfer fees are charged only if you make more than 18 transfers in a Contract Year. A Contract Year is each consecutive 12-month period measured from the day we issued your Contract.

The following apply to any transfer during the Accumulation Phase:

       (1) If the value remaining in the Fixed Account or a subaccount after a transfer is less than $100, we may transfer the entire amount instead of the requested amount. Unless you give us other directions, such transfer will be allocated in the same proportion as the transfer request resulting in this action.

       (2) We have the right to defer transfers from the Fixed Account for up to 6 months following the date of the request.

TRANSFERS DURING THE INCOME PHASE: During the Income Phase, the Annuitant may transfer values among subaccounts once every three months. Transfers from the Fixed Account to a subaccount or from any subaccount to the Fixed Account are not allowed during the Income Phase.

TRANSFER REQUESTS: Transfer requests, like all other elections, requests, and notices to us, must be in writing in a form acceptable to us unless you have provided us with valid authorization to accept such requests or notices by telephone. Any telephone authorization is valid until it is rescinded or modified in writing by you. We employ reasonable procedures to confirm that instructions given us by telephone are genuine. We may be liable for losses due to unauthorized or fraudulent instructions only if we fail to follow those reasonable procedures. The procedures we follow for telephone transfers include confirming the correct name, contract number and your social security number. We may modify or eliminate the transfer privileges at any time, for any class of Contracts, for any reason. In particular, we reserve the right to not honor transfers requested by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on behalf of the Owners of two or more Contracts.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging allows you to systematically transfer a specific amount each month from either the Fixed Account or the Money Market subaccount to any other subaccount(s). By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the corresponding investment portfolio only when the price is high. Dollar Cost Averaging does not guarantee a profit and it doesn't protect against a loss if market prices decline. Dollar Cost Averaging is available only during the Accumulation Phase.

The minimum amount that can be transferred each month under Dollar Cost Averaging is $100. The maximum transfer amount can be no more than 1/6 of the total value in the Fixed Account or Money Market subaccount at the time the transfers begin. Once you elect Dollar Cost Averaging, it remains in effect until the value in the Fixed Account or Money Market subaccount is inadequate to execute the requested transfers or until you cancel it by notifying us. You may cancel this option at any time.

There is no charge or fee for using Dollar Cost Averaging. However, transfers made under the Dollar Cost Averaging program will be counted in determining the total number of transfers in any year. We reserve the right to discontinue offering Dollar Cost Averaging at any time. Such action by us will not end any Dollar Cost Averaging in effect at the time we terminate the program.

VOTING RIGHTS: We are the legal owner of all investment portfolio shares purchased under this Contract and held in the subaccounts. However, when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other Contract Owners (or Annuitants, if the Contract is in the Income Phase) instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in the affected portfolio, including any we own in our own behalf, in the same proportion as those instructions. If, however, we determine that we are no longer required to obtain voting instructions from the Contract Owners/Annuitants, we will vote the shares as we alone may decide. A more detailed discussion of voting rights is found in the SAI.

SUBSTITUTION: From time to time, we may substitute one or more of the investment portfolios available for investment by the subaccounts you have selected with another portfolio. These new investment portfolios may have higher fees and charges than the ones they replaced. We may also add or delete one or more subaccounts or investment portfolios. We may limit the new investment portfolios to certain classes of Contract Owners. Similarly, we may close investment portfolios to certain classes of Contract Owners. We will not do this without the prior approval of the Securities and Exchange Commission and we will notify you o f our intent, if we decide to take such action. For a more complete discussion of our right to add, delete or substitute investments under the Contract, see the SAI.

SECTION 5: CHARGES AND DEDUCTIONS

There are several charges and other expenses associated with the Contract that will reduce the return on your investment in the Contract. We may realize a profit or loss on one or more of these charges. We may use any such profits for any corporate purpose, including, among other things, the payment of sales expenses. These charges and expenses are:

INSURANCE CHARGES: Each business day, we make a deduction from the assets in the subaccounts for certain risks and costs we incur for providing the Contract. We do this as part of the calculation of the value of Accumulation Units and Annuity Units. The insurance charge has two parts: (1) the mortality and expense risk charge; and (2) the administration charge.

MORTALITY AND EXPENSE RISK CHARGE: This charge is for all of the insurance benefits included under the Contract such as the guaranteed minimum interest rate used to calculate Fixed Annuity Income Payments, the guarantee that annuity income payments will continue for the life of the Annuitant, the guaranteed death benefits and for the risk that the current charges will be insufficient to cover the cost of administering the Contract in the future. If the charges under the Contract are not sufficient, then we will bear the loss. Currently, the Mortality and Expense Risk Charge is equal, on an annual basis, to 1.25% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

ADMINISTRATION CHARGE: This charge, together with the Annual Contract Fee (see below) is intended to cover all the expenses associated with administering the Contract. These costs include printing the Contract, preparing and distributing confirmation statements and annual reports to Contract Owners, maintaining Contract records, personnel costs, legal and accounting fees, filing fees, computer and systems costs, and general overhead. Currently, the Administration Charge is equal, on an annual basis, to 0.15% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 0.15%.

ANNUAL CONTRACT FEE: On the last business day of each Contract Year during the Accumulation Phase, we deduct $30 from your Contract as an Annual Contract Fee to reimburse us for administering the Contract. The fee will be charged by reducing the value in each subaccount and/or the Fixed Account on a prorata basis. This charge cannot be increased.

We do not deduct this fee if, when the deduction is to be made, the value of your Contract is $25,000 or more. In addition, we do not deduct this fee if you have paid $2,500 in additional purchase payments ($2,000 for Qualified Contracts), exclusive of the initial purchase payment, during the Contract Year.

If you surrender your Contract, the Annual Contract Fee for that Contract Year will be deducted from the amount you receive, unless it is waived, as noted above.

SURRENDER CHARGES: Each Contract Year during the Accumulation Phase, you may withdraw all of your earnings and up to 10% of your total purchase payments remaining under the Contract without paying any Surrender Charge. Otherwise, the charge is a percentage of the purchase payment(s) withdrawn, based on the number of years since the date the purchase payment(s) was paid. This right of "free withdrawal" does not accumulate from year to year. In other words, any portion of the 10% not taken in one Contract Year is not added to the 10% that can be taken during the next Contract Year.

Surrender Charges range from a maximum of 7%, declining 1% each year since the purchase payment was added to the Contract until the sixth year, when it becomes 0%. A table of Surrender Charges is shown below.

                   NUMBER OF YEARS SINCE          CHARGE AS A PERCENTAGE OF
                      DATE OF PURCHASE                    PURCHASE
                          PAYMENT                     PAYMENT WITHDRAWN
                 ---------------------------     ----------------------------
                            0-1                              7%
                            1-2                              6%
                            2-3                              5%
                            3-4                              4%
                            4-5                              3%
                             5+                              0%


We do not assess Surrender Charges on earnings withdrawn, death benefit payments or Annuity Income Payments paid as a life annuity or a life annuity with a period certain of at least five years. For purposes of determining the Surrender Charge, we treat withdrawals as coming first from earnings and then from the oldest purchase payment, then the next oldest and so forth. When a withdrawal is made, you will receive the amount withdrawn less any Surrender Charge.

SURRENDER PROCESSING FEE: In addition to the Surrender Charge, we reserve the right to assess a processing charge equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal in excess of 12 in any Contract Year. This fee is deducted pro rata from the Fixed Account and each subaccount from which a withdrawal is made. We are not currently imposing this fee.

PREMIUM TAXES: Some states and other governmental entities (i.e., cities and municipalities) charge premium or other taxes ranging up to 5%, on contracts issued by insurance companies. We are responsible for paying these taxes and will make a deduction from the Contract Value for them. Some of these taxes are due when the

Contract is issued and others are due when annuity income payments begin. Unless we are required to pay taxes at some other time, it is our practice to deduct for these taxes at the time annuity income payments begin or when the Contract is surrendered.

TRANSFER PROCESSING FEE: We reserve the right to charge $25 for each transfer in excess of 12 in any Contract Year. This charge is at cost with no profit to us. Currently, we are not charging this fee until the 19th transfer in a Contract Year. For the purposes of determining the number, each transfer from the Fixed Account and/or any subaccount in a Contract Year is considered to be one transfer, regardless of how allocated. Although a transfer processing fee is not charged for Dollar Cost Averaging, Dollar Cost Averaging transactions are counted in determining the number of transfers made during a Contract Year. If a transfer is made from the Fixed Account and/or one or more subaccounts at the same time, each losing subaccount and the Fixed Account would be charged a separate transfer processing fee.

INVESTMENT PORTFOLIO EXPENSES: Each investment portfolio incurs certain expenses, including investment advisory fees, which are paid out of its assets and are described in its prospectus.

SECTION 6: TAXES

NOTE: The following is provided as general information. It is based on our understanding of current federal income tax laws and no representation is made as to the likelihood of the continuation of such laws or their interpretation by the Internal Revenue Service ("IRS"). It is not intended as tax advice to any individual. You should consult your own tax adviser with any questions regarding your own situation.

ANNUITY CONTRACTS IN GENERAL: Annuity contracts are a means of setting aside money for future needs, such as retirement. Congress recognized how important long-term saving was and provided special rules in the Internal Revenue Code (the "Code") for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings on money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract -- qualified or non-qualified. (See the following sections.)

You, as the Owner, will generally not be taxed on increases in the value of your Contract unless a distribution occurs prior to the Annuity Income Date -- either as a withdrawal or at surrender. The Annuitant (including you, if you are also the Annuitant), will be taxed at the time annuity income payments are paid. When you make a withdrawal, you are taxed on the amount of the withdrawal that comes from earnings. For annuity income payments different rules apply. A portion of each annuity income payment is treated as a return of purchase payments and that portion will not be taxed. The remaining portion of the annuity income payment will be treated as ordinary income. How the annuity income payment is divided between taxable and non-taxable portions depends on the period over which the annuity income payments are expected to be made. Annuity income payments received after you have received all of your purchase payments are fully includible in income.

When a Non-Qualified Contract is owned by a non-natural person (i.e., a corporation or certain other entities other than tax-qualified trusts), the Contract will generally not be treated as an annuity for tax purposes, although there are certain exceptions to this rule. Non-natural persons considering the purchase of a Non-Qualified Contract should consult a tax adviser.

QUALIFIED AND NON-QUALIFIED CONTRACTS: If you purchase the Contract on an individual basis and not under any pension plan or as an individual retirement annuity, your Contract is referred to as a Non-Qualified Contract.

If you purchase the Contract as an individual retirement annuity (IRA) or as a Roth IRA, your Contract is referred to as a Qualified Contract. Under a traditional IRA, contributions to the Contract may be deductible. Contributions made under a Roth IRA are not deductible but distributions may be tax free if you meet certain rules. You should consult your legal adviser or tax counsel if you are considering buying the Contract for use with any retirement plan.

WITHDRAWALS -- NON-QUALIFIED CONTRACTS: If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible as income.

The Code also provides that under certain conditions, any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. There is no penalty on any amounts: (1) paid to you on or after you reach age 591/2; (2) paid after you die; (3) paid if you become totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made at least annually under a lifetime annuity; (5) paid under an immediate annuity; or (6) which came from purchase payments made prior to August 14, 1982.

WITHDRAWALS -- QUALIFIED CONTRACTS: The above information describing the taxation of Non-Qualified Contracts does not apply to Qualified Contracts. There are special rules that govern Qualified Contracts. Generally, these rules restrict both: (1) the amount that you are allowed to contribute to the Contract during any year; and (2) the time when you can take withdrawals or surrenders, and receive payments under the Contract. In addition, the 10% federal penalty tax may be assessed on withdrawals you take prior to the date you reach age 591/2. You may also be required to begin receiving minimum amounts from your Contract by a certain date. The terms of the plan may limit your rights under the Contract. We have provided a more complete discussion in the SAI.

DIVERSIFICATION REQUIREMENTS: The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order for it to be treated as an annuity contract. We believe that the investment portfolios are being managed so as to comply with the requirements.

OWNER CONTROL: Neither the Code nor the Treasury Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us, would be considered the owner of the shares of the investment portfolios. If this occurs, it would result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Owners are permitted to select investment portfolios, to make transfers among investment portfolios or the number and type of investment portfolios Owners may select from.

If additional guidance is issued in this area, it is possible that you, as the Owner of the Contract, could be treated as the owner of the investment portfolios, which could significantly change your tax obligations.

Due to the uncertainty in this area, we reserve the right to modify the Contract as necessary to attempt to maintain favorable tax treatment.

TAXATION OF DEATH BENEFIT PROCEEDS: The death benefit is taxable as the income of the recipient as follows: (i) if distributed in a lump sum, the death benefit is taxed in the same way as a surrender of the Contract; or (ii) if distributed under an annuity income payment option, it is taxed in the same way as annuity income payments.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT: If you transfer or assign your ownership of the Contract, change the Annuitant, select certain Annuity Income Dates, or exchange the Contract, it may result in certain tax consequences to you that are not discussed in this prospectus. You should consult a tax adviser if you wish to transfer, assign or exchange the Contract.

WITHHOLDING: Unless directed otherwise, we are required to withhold an amount for federal income tax from any money we distribute from the Contract. Recipients can generally elect, however, not to have tax withheld from distributions. Certain amounts we pay out from some Qualified Contracts are subject to mandatory tax withholding.

MULTIPLE CONTRACTS: All annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in that Owner's income when a taxable distribution occurs.

SECTION 7: ACCESS TO YOUR MONEY

You can obtain the money you have in your Contract: (1) by withdrawing a portion of it or surrendering your Contract in full prior to the Annuity Income Date; or
(2) by electing to start receiving annuity income payments. In addition, your Beneficiary can receive the money in your Contract as a death benefit if you die prior to the Annuity Income Date. If you surrender your Contract before the Annuity Income Date, you will receive the Contract Value on the day the surrender is completed, less any applicable Surrender Charges, premium taxes and the Annual Contract Fee. (See "Section 5: Charges and Deductions".)

If you withdraw only some of the money in your Contract, you must tell us if money is to be taken from the Fixed Account and/or one or more subaccounts. Under most circumstances, the amount of any withdrawal must be at least $500. You will receive the amount you requested, less any applicable Surrender Charges, taxes and fees. We will withdraw the amount requested at the end of the business day on which we receive your request. After a withdrawal, if your total Contract Value is less than $2,000, we may pay the remaining value to you and terminate the Contract.

Income taxes, tax penalties and certain restrictions may apply to any surrender or withdrawal. We have the right to defer payments from the Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM: You may elect to receive periodic withdrawals of a specified dollar amount or a specified whole percent of the Contact's Value under our systematic withdrawal plan. Withdrawals may be made on a monthly, quarterly, semi-annual or annual basis. Each withdrawal from the Fixed Account and/or any subaccount under the systematic withdrawal program must be at least $50. If you don't elect this option when you first apply for the Contract, payments under the systematic withdrawal program will not begin until on or after the first contract anniversary. Withdrawals under the systematic withdrawal plan may be subject to a Surrender Charge. (See "Surrender Charges".)

Participation in the systematic withdrawal plan will automatically end if the value in the Fixed Account or the subaccount(s) from which withdrawals are being made becomes zero. You may stop systematic withdrawals at any time. We reserve the right to discontinue offering the systematic withdrawal plan at any time. However, termination of the program by us will not end any systematic withdrawal plan in effect at the time we terminate the program. Systematic withdrawals may have adverse federal income tax consequences and you should, therefore, consult with your tax adviser before electing this option.

SECTION 8: DEATH BENEFITS

UPON YOUR DEATH: If you die before annuity income payments begin, we will pay a death benefit to your Beneficiary (see below). If there is a Joint Owner, the death benefit will be paid when the first Owner dies and the surviving Joint Owner will be treated as the Beneficiary. The amount of the death benefit depends on how old you (or the Joint Owner) are on the date of death.

If you (or the Joint Owner) die prior to age 75, the death benefit will be the greater of:

       (1) the value of your Contract on the date we receive adequate proof of death;

       (2) the value of the Contract on the most recent 5th Contract anniversary immediately preceding the date of death, plus any subsequent purchase payments less any withdrawals since that anniversary date; or

       (3) the total of all purchase payments received less any purchase payment withdrawals since the date the Contract was issued.

If you (or your Joint Owner) die on or after the date you (or the Joint Owner) reach age 75, the death benefit will be the greater of:

       (1) the value of your Contract on the date we receive adequate proof of death;

       (2) the death benefit as of your (or the Joint Owner's) 75th birthday, less the dollar amount of any subsequent withdrawals; or

       (3) the total of all purchase payments received less any purchase payment withdrawals since the date this Contract was issued.

You may specify the manner in which the death benefit is to be paid. If you do not, the Beneficiary has this right. In either case, the entire death benefit must be paid within 5 years after the date of death, unless: (1) it is paid over the Beneficiary's lifetime or a period not extending beyond the Beneficiary's life expectancy; and (2) payments begin within one year of the date of death. However, if the Beneficiary is your spouse, he/she may continue the Contract as the Owner.

If the death benefit is paid immediately in one lump sum, the Contract will end on the date of payment. If not, the death benefit will become the new Contract Value and will be allocated to the various subaccounts and the Fixed Account in the same proportion as existed on the date we receive adequate proof of death.

DEATH OF THE ANNUITANT: If the Annuitant dies before annuity income payments start, you can name a new Annuitant. If no new Annuitant is named within 30 days, you will become the Annuitant. If you are the Annuitant, we will pay the Beneficiary the death benefit as described above. However, if the Owner (you) is a non-natural person, then the death of, or change in, the Annuitant will be treated as the death of the Owner and the "Upon Your Death" provisions stated above will apply.

If the Annuitant dies after annuity income payments start, payments will be made as described in "Section 2: Annuity Payments (The Income Phase)."

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES):
If you die before the maturity date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the death report date, (more than $1,000,000 is subject to home office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract as a contract owner, the death benefit will be calculated as of the death report date. The initial contract value of the continued contract (the "adjusted contract value") will equal the greater of the contract value or the death benefit calculated on the death report date and will be allocated to the funding options in the same proportion as prior to the death report date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     o   transfer ownership

     o   make additional purchase payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the death report date without a withdrawal charge. All other fees and charges applicable to the original contract will also apply to the continued contract. All benefits and features of the continued contract will be based on the beneficiary's age on the death report date as if the beneficiary had purchased the Contract with the adjusted contract value on the death report date.

SECTION 9: OTHER INFORMATION

FIRST CITICORP LIFE INSURANCE COMPANY: First Citicorp Life Insurance Company is a stock life insurance company organized under New York laws in 1978. We are a wholly owned subsidiary of Citigroup, one of the world's largest bank holding companies.

THE SEPARATE ACCOUNT: On July 6, 1994 we established a Separate Account under New York law, the First Citicorp Life Variable Annuity Separate Account, to receive, hold and invest purchase payments made under these, and similar contracts. It has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Separate Account is divided into a number of subaccounts, each of which invests exclusively in the shares of a corresponding investment portfolio. Although the assets in the Separate Account are our property, the Separate Account is not chargeable with liabilities arising out of any other business that we may conduct. The assets of the Separate Account are available to cover our general liabilities only to the extent that those assets exceed the liabilities arising under the Contracts and any other contracts supported by the Separate Account. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to income, gains and losses from any other of our accounts or subaccounts. We have the right to transfer to the General Account any assets of the Separate Account that are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are our general corporate obligations.

DISTRIBUTION: Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also registered representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 and having written sales agreements with the principal underwriter to sell the Contract.

Travelers Distribution LLC ("Travelers") acts as the principal underwriter, as defined in the 1940 Act, of the Contracts for the Separate Account pursuant to an Underwriting Agreement with us. Travelers is not obligated to sell any specific number of Contracts. Travelers' principal business address is One Tower Square, Hartford, Ct 06183-4065.

We may pay sales commissions to broker-dealers up to an amount equal to 8% of the purchase payments. These broker-dealers are expected to compensate sales representatives in varying amounts from these commissions. We also may pay other distribution expenses such as production incentive bonuses, agent's insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges under the Contracts that are not described under "Charges and Deductions."

OWNERSHIP: You are the Owner of the Contract. You are also the Annuitant unless a different Annuitant is named. Any Joint Owner must be your spouse unless state law requires us to permit other Joint Owners or we otherwise agree. Before the Annuity Income Date you have all the rights under the Contract, subject to the rights of any irrevocable beneficiary or assignee of record. If Joint Owners are named, both must consent to any change.

BENEFICIARY: The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named by you and can be changed at any time prior to the Annuity Income Date. If you have named an irrevocable beneficiary, their approval must be obtained before you change Beneficiaries. If you name two or more Beneficiaries, each Beneficiary will receive an equal share of any Death Benefit unless you specify otherwise in writing. If a named Beneficiary dies before you, the interest of that Beneficiary will end on his or her death. If no Beneficiary is named or no Beneficiary survives you, any Death Benefit will be paid to your estate.

SUSPENSION OF PAYMENTS OR TRANSFERS: We may be required to suspend or postpone surrender or withdrawal payments and transfers if:

       (1) the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

       (2) the SEC permits by an order such postponement for the protection of Contract Owners; or

       (3) the SEC determines that an emergency exists that would make the disposal of securities held in a subaccount or the determination of the value of the subaccount's net assets not reasonably practicable.

If a recent check or draft has been submitted, we have the right to delay payment until we have assured ourselves that the check or draft has been honored.

Any surrender, withdrawal or death benefit will usually be paid within 7 days after we receive proper notice. We have the right to defer payment of any surrender, withdrawal or transfer from the Fixed Account for up to six months from the date of receipt of written notice for such a surrender, withdrawal or transfer. If payment is not made within 10 days after receipt of all necessary documentation from you, any amount paid will include interest at the minimum rate required by law or the current Fixed Account interest rate, if greater.

MODIFICATIONS: We may modify the Contract if necessary:

       (1) for the Contract or the Separate Account to comply with the laws or regulations of a governmental agency; or

       (2) to reflect a change in the operation of the Separate Account or a subaccount; or

       (3) to add, delete or modify an account, a subaccount or an investment portfolio.

If such modifications are made, we will notify you, or the Annuitant, and endorse the Contract if appropriate.

LEGAL PROCEEDINGS: There are no material legal proceedings to which the Separate Account, or Travelers as principal underwriter, is a party or the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to the total assets of, or that relates to, the Separate Account.

FINANCIAL STATEMENTS: Our audited Statutory Financial Statements as of December 31, 2001 and 2000 and for each of the years in the two year period ended December 31, 2001, as well as the Independent Auditors' Report appear in the Statement of Additional Information bearing the same date as this Prospectus. Our Financial Statements should only be considered when evaluating our ability to meet our obligations under the Contract. The SAI also contains financial statements for the Separate Account as of December 31, 2001.

INQUIRES: If you need more information, please contact us at our Customer Service Office at: First Citicorp Life Insurance Company, you may call us toll free at 800-497-4857.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

Additional Contract Provisions ............................................    1
   The Contract ...........................................................    1
   Incontestability .......................................................    1
   Misstatement of Age or Sex .............................................    1
   Participation ..........................................................    1
   Assignment .............................................................    1
Distribution Of The Contracts .............................................    1
Determining Accumulation Unit Values ......................................    1
Adding, Deleting Or Substituting
   Investment Portfolios ..................................................    2
Voting Rights .............................................................    2
Variable Annuity Payments .................................................    3
   Assumed Investment Rate ................................................    3
   Amount of Variable Annuity Payments ....................................    3
   Annuity Unit Value .....................................................    4
Tax Status ................................................................    5
   Introduction ...........................................................    5
   Taxation of the Company ................................................    5
   Tax Status of the Contract .............................................    6
   Taxation of Annuities ..................................................    7
   Qualified Contracts ....................................................    9
   Withholding ............................................................   10
   Possible Changes in Taxation ...........................................   10
   Other Tax Consequences .................................................   10
Legal Matters .............................................................   11
Independent Accountants....................................................   11
Other Information .........................................................   11
Financial Statements ......................................................


IF YOU WOULD LIKE A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR THIS PROSPECTUS, PLEASE COMPLETE THE FOLLOWING AND MAIL IT TO FIRST CITICORP LIFE INSURANCE COMPANY, ONE TOWER SQUARE, HARTFORD, CT 06183-4065.

Please send a copy of the Statement of Additional Information pertaining to the First Citicorp Life Insurance Company Variable Annuity and the First Citicorp Life Variable Annuity Separate Account to:

(Please Print or Type)

Name:

--------------------------------------------------------------------------------

Mailing Address:

--------------------------------------------------------------------------------

                   APPENDIX -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The following shows Accumulation Unit Values (in dollars) and the number of Accumulation Units for the period from the commencement of each subaccount (2/99) through December 31, 2001. This condensed financial information is derived from the financial statements of the Separate Account and should be read in conjunction with the financial statements, related notes and other financial information contained in the SAI.

                                                                            FOR THE ONE-YEAR   FOR THE ONE-YEAR  FROM COMMENCEMENT
                                                                             PERIOD ENDING       PERIOD ENDING    OF SUBACCOUNT
SUBACCOUNT                                                                     12/31/01           12/31/00       THROUGH 12/31/99*
------------------------------------------------------------------------------------------------------------------------------------
GREENWICH STREET SERIES FUND APPRECIATION PORTFOLIO (1)
   Unit Value Beginning of Period.................................                 1.000
   Unit Value End of Period.......................................                 0.993
   Number of Accumulation Units Outstanding.......................               575,115
SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO (2)
   Unit Value Beginning of Period.................................                 1.000
   Unit Value End of Period.......................................                 1.042
   Number of Accumulation Units Outstanding.......................               842,380
FIDELITY VIP GROWTH PORTFOLIO
   Unit Value Beginning of Period.................................                 2.938             3.35
   Unit Value End of Period.......................................                 2.386            2.938              3.35
   Number of Accumulation Units Outstanding.......................             6,005,348        6,487,908             6,054
FIDELITY VIP HIGH INCOME PORTFOLIO
   Unit Value Beginning of Period.................................                 0.878             1.49
   Unit Value End of Period.......................................                 0.764            0.878              1.49
   Number of Accumulation Units Outstanding.......................             2,338,866        2,427,850         2,922,891
FIDELITY EQUITY-INCOME PORTFOLIO
   Unit Value Beginning of Period.................................                 1.496             1.40
   Unit Value End of Period.......................................                 1.402            1.496              1.40
   Number of Accumulation Units Outstanding.......................             4,691,585        4,775,419         5,183,695
FIDELITY VIP OVERSEAS PORTFOLIO
   Unit Value Beginning of Period.................................                 1.351             1.69
   Unit Value End of Period.......................................                 1.050            1.351              1.69
   Number of Accumulation Units Outstanding.......................               850,273          971,001           696,431
FIDELITY VIP II CONTRAFUND PORTFOLIO
   Unit Value Beginning of Period.................................                 1.743             1.89
   Unit Value End of Period.......................................                 1.508            1.743              1.89
   Number of Accumulation Units Outstanding.......................             6,668,428        7,209,871         6,894,075
FIDELITY VIP II INDEX 500 PORTFOLIO
   Unit Value Beginning of Period.................................                 1.657             1.85
   Unit Value End of Period.......................................                 1.436            1.657              1.85
   Number of Accumulation Units Outstanding.......................            13,170,857       14,114,789        13,803,244
AIM V.I. CAPITAL APPRECIATION FUND
   Unit Value Beginning of Period.................................                 2.453             2.79
   Unit Value End of Period.......................................                 1.855            2.453              2.79
   Number of Accumulation Units Outstanding.......................             1,598,144        1,805,626         1,211,084
AIM V.I. GOVERNMENT SECURITIES FUND
   Unit Value Beginning of Period.................................                 1.194             1.10
   Unit Value End of Period.......................................                 1.253            1.194              1.10
   Number of Accumulation Units Outstanding.......................             4,761,618        4,093,888         4,697,586

                                                                            FOR THE ONE-YEAR   FOR THE ONE-YEAR  FROM COMMENCEMENT
                                                                             PERIOD ENDING       PERIOD ENDING    OF SUBACCOUNT
SUBACCOUNT                                                                     12/31/01           12/31/00       THROUGH 12/31/99*
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GROWTH FUND
   Unit Value Beginning of Period....................................          1.668             2.13
   Unit Value End of Period..........................................          1.087            1.668                  2.13
   Number of Accumulation Units Outstanding..........................      2,884,468        3,305,613             2,865,017
AIM V.I. GROWTH AND INCOME FUND **
   Unit Value Beginning of Period....................................          1.657             1.97
   Unit Value End of Period..........................................          1.261            1.657                  1.97
   Number of Accumulation Units Outstanding..........................      4,600,690        5,365,262             5,084,678
AIM V.I. INTERNATIONAL EQUITY FUND **
   Unit Value Beginning of Period....................................          1.319             1.82
   Unit Value End of Period..........................................          0.995            1.319                  1,82
   Number of Accumulation Units Outstanding..........................      2,572,758        3,210,256             2,271,267
AIM V.I. VALUE FUND **
   Unit Value Beginning of Period....................................          1.668             1.98
   Unit Value End of Period..........................................          1.438            1.668                  1.98
   Number of Accumulation Units Outstanding..........................      9,561,278       10,605,128             9,936,964
MFS GLOBAL GOVERNMENTS SERIES **
   Unit Value Beginning of Period....................................          1.164             1.13
   Unit Value End of Period..........................................          1.202            1.164                  1.13
   Number of Accumulation Units Outstanding..........................        138,516          171,069               181,566
MFS MONEY MARKET SERIES
   Unit Value Beginning of Period....................................          1.225             1.17
   Unit Value End of Period..........................................          1.253            1.225                  1.17
   Number of Accumulation Units Outstanding..........................      1,654,997          544,750               689,526
MFS BOND SERIES
   Unit Value Beginning of Period....................................          1.191             1.11
   Unit Value End of Period..........................................          1.277            1.191                  1.11
   Number of Accumulation Units Outstanding..........................      2,141,421        2,159,030             2,384,560
MFS TOTAL RETURN SERIES
   Unit Value Beginning of Period....................................          1.505             1.32
   Unit Value End of Period..........................................          1.488            1.505                  1.32
   Number of Accumulation Units Outstanding..........................      5,524,636        5,904,809             5,952,784
MFS RESEARCH SERIES
   Unit Value Beginning of Period....................................          1.604             1.71
   Unit Value End of Period..........................................          1.245            1.604                  1.71
   Number of Accumulation Units Outstanding..........................      2,315,774        2,533,950             2,373,664
MFS EMERGING GROWTH SERIES
   Unit Value Beginning of Period....................................          2.125             2.68
   Unit Value End of Period..........................................          1.394            2.125                  2.68
   Number of Accumulation Units Outstanding..........................      4,313,656        5,303,424             3,879,175
SMITH BARNEY SMALL CAP GROWTH VIP PORTFOLIO
   Unit Value Beginning of Period....................................          1.527             1.42
   Unit Value End of Period..........................................          1.262            1.527                  1.42
   Number of Accumulation Units Outstanding..........................        315,959          348,817               197,794

--------------
 * The Fidelity VIP Growth Portfolio, AIM V.I. Capital Appreciation Fund, MFS Global Governments Series and MFS Money Market Series subaccounts commenced operations on February 21, 1995. All other subaccounts commenced operations on February 3, 1997.

**     Fund's name has changed - see prospectus.

 (1) As the result of a merger in 2001, Appreciation Portfolio acquired the assets and stated liabilities of CitiSelect VIP Folio 200 Conservative and CitiSelect VIP Folio 300 Balanced.

 (2) As the result of a merger in 2001, Smith Barney Aggressive Growth acquired the assets and stated liabilities of CitiSelect VIP Folio 400 Growth and CitiSelect VIP Folio 500 Growth Plus.

                                     PART B

          Information Required in a Statement of Additional Information

--------------------------------------------------------------------------------






                                  STATEMENT OF
                             ADDITIONAL INFORMATION







                      FIRST CITICORP LIFE INSURANCE COMPANY
                              333 WEST 34TH STREET
                                   10TH FLOOR
                               NEW YORK, NY 10001
                                 (212) 615-7201







                          FIRST CITICORP LIFE VARIABLE
                            ANNUITY SEPARATE ACCOUNT

                           INDIVIDUAL FLEXIBLE PREMIUM
                       DEFERRED VARIABLE ANNUITY CONTRACT


                                   MAY 1, 2002






--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION




                      FIRST CITICORP LIFE INSURANCE COMPANY
                             CUSTOMER SERVICE OFFICE
                                ONE TOWER SQUARE
                             HARTFORD, CT 06183-4065
                                 (800) 497-4857

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by First Citicorp Life Insurance Company ("we", "our" and "us"). This Statement of Additional Information is not a prospectus, and it should be read only in conjunction with the prospectuses for the Contract and the investment portfolios. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the prospectus by writing or calling us at our address or phone number shown above.


                                   MAY 1, 2002

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


ADDITIONAL CONTRACT PROVISIONS................................................1
         The Contract.........................................................1
         Incontestability.....................................................1
         Misstatement of Age or Sex...........................................1
         Participation........................................................1
         Assignment...........................................................1
DISTRIBUTION OF THE CONTRACTS.................................................1
DETERMINING ACCUMULATION UNIT VALUES..........................................1
ADDING, DELETING, OR SUBSTITUTING INVESTMENT PORTFOLIOS.......................2
VOTING RIGHTS.................................................................2
VARIABLE ANNUITY PAYMENTS.....................................................3
         Assumed Investment Rate..............................................3
         Amount of Variable Annuity Payments..................................3
         Annuity Unit Value...................................................4
TAX STATUS....................................................................5
         Introduction.........................................................5
         Taxation of the Company..............................................5
         Tax Status of the Contract...........................................6
         Taxation of Annuities................................................7
         Qualified Contracts..................................................9
         Withholding.........................................................10
         Possible Changes in Taxation........................................10
         Other Tax Consequences..............................................10
LEGAL MATTERS................................................................11
INDEPENDENT ACCOUNTANTS......................................................11
OTHER INFORMATION............................................................11
FINANCIAL STATEMENTS

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

         The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY

         We will not contest the Contract.

MISSTATEMENT OF AGE OR SEX

         If the age or sex (if applicable) of the payee has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex (if applicable).

PARTICIPATION

         The Contract does not participate in our divisible surplus.

ASSIGNMENT

         Upon written notice to us, you may assign your rights under this Contract. We assume no responsibility for the validity of any such assignment. Assignments will not apply to any payments or actions taken prior to the time it is recorded by us. Certain Qualified Contracts may not be assigned.

                          DISTRIBUTION OF THE CONTRACTS

         Travelers Distribution LLC acts as the principal underwriter and distributor of the Contract, pursuant to an Underwriting Agreement with us. Applications for the Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also licensed representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 and having written sales agreements with the principal underwriter to sell the Contract.


         Travelers Distribution LLC is affiliated with First Citicorp Life Insurance Company and the Separate Account. For fiscal years 2001, 2000, and 1999, no underwriting commissions were paid to, or retained by, Travelers Distribution LLC.


                      DETERMINING ACCUMULATION UNIT VALUES

         The accumulation unit value for each subaccount on its first Valuation Period was set at $1.00. A Valuation Period is the period that starts at the close of regular trading on the New York Stock Exchange on any business day and ends at the close of regular trading on the next business day. We calculate the accumulation unit value for each subaccount at the end of each Valuation Period. We do this by multiplying the subaccount's accumulation unit value on the preceding business day by the net investment factor for the subaccount's Valuation Period just ended.

         The net investment factor for each subaccount for each Valuation Period is calculated by dividing (1) by (2) and subtracting (3) from the result, where:

(1) Is the net asset value per share of the corresponding portfolio at the end of the Valuation Period, plus the per share amount of any declared and unpaid dividends or capital gains accruing to that portfolio plus (or minus) a per share credit (or charge) for any taxes resulting form the investment operations of the subaccount;

(2) Is the portfolio's net asset value per share at the beginning of the Valuation Period; and


(2) Is a factor representing the daily mortality and expense risk charge and the administration charge deducted from the subaccount.(3)


             ADDING, DELETING, OR SUBSTITUTING INVESTMENT PORTFOLIOS

       We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in or purchased by the Separate Account. If the shares of a portfolio are no longer available for investment, or if, in our judgment, further investments in any portfolio becomes inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares attributable to a Contract's interest in a subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act and other applicable law.

       We also reserve the right to establish additional subaccounts of the Separate Account, each of which would invest in shares of a new corresponding portfolio having a specified investment objective. We may, in our sole discretion, establish new subaccounts or eliminate or combine one or more subaccounts if marketing needs, tax considerations or investment or other conditions warrant. Any new subaccounts may be made available to existing Contract Owners on a basis to be determined by us. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more subaccounts may be transferred to any other subaccount if, in our sole discretion, marketing, tax, investment or other conditions warrant.

       In the event of any such substitution or change, we may (by appropriate endorsements, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of Owners or Annuitants, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management investment company under the 1940 Act; it may be deregistered under that Act if registration is no longer required; it may be combined with other separate accounts, or its assets may be transferred to another separate account. In addition, we may, when permitted by law, restrict or eliminate any voting privileges of Owners or other persons who have such privileges under the Contracts.

                                  VOTING RIGHTS

         In accordance with our view of current applicable law, we will vote portfolio shares held in the Separate Account at regular and special shareholder meetings of the portfolios in accordance with instructions received from persons having voting interests in the corresponding subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation of the Act should change, or we otherwise determine that we are allowed to vote the shares in our own right, we may elect to do so.

         The number of votes that an Owner or Annuitant has the right to instruct us will be calculated separately for each subaccount of the Separate Account, and may include fractional votes. Prior to the Annuity Income Date, an Owner holds a voting interest in each subaccount to which Contract Value is allocated. After the Annuity Income Date, the Annuitant has a voting interest in each subaccount from which variable annuity payments are made.

         For each Owner, the number of votes attributable to a subaccount will be determined by dividing the Contract Value attributable to that Owner's Contract in that subaccount by the net asset value per share of the portfolio in which that subaccount invests. For each Annuitant, the number of votes attributable to a subaccount will be determined by dividing the liability for future variable annuity payments to be paid from the subaccount by the net asset value per share of the portfolio in which that subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the 3.0% assumed investment rate used in determining the number of annuity units of that subaccount credited to the Annuitant's Contract and annuity unit value of that subaccount on the date that the number of votes is determined. As variable annuity payments are made to the Annuitant, the liability for future payments decreases as does the number of votes.

         The number of votes available to an Owner or Annuitant will be determined as of the same or coincident date established by the portfolio for determining shareholders eligible to vote at the shareholders' meeting. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the portfolio. Each Owner or Annuitant having a voting interest in a subaccount will receive proxy materials and reports relating to any meeting of shareholders of the portfolio in which that subaccount invests.

         Portfolio shares as to which no timely instructions are received and shares held by us in a subaccount as to which no Owner or Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.

                            VARIABLE ANNUITY PAYMENTS

ASSUMED INVESTMENT RATE

         The discussion concerning the amount of variable annuity payments which follows is based on an assumed investment rate of 3.0% per year. The assumed net investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. This rate does not bear any relationship to the actual net investment experience of the Separate Account or of any subaccount.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

         The amount of the first variable annuity payment is determined by dividing the Contract Value on the Annuity Income Date by 1,000 and multiplying the result by the appropriate factor in the annuity tables provided in the Contract. These tables are based upon the 1983 IAM Tables (promulgated by the Society of Actuaries). The appropriate factor is based on the annual net investment return of 3.0%. The amount of each payment will depend on the age of the Annuitant(s) at the time the first payment is due, and the sex of the Annuitant(s), unless otherwise required by law.

         The dollar amount of the second and subsequent variable annuity payments will vary and is determined by multiplying the number of subaccount annuity units by the subaccount annuity unit value as of a date no earlier than the fifth Valuation Day preceding the date the payment is due. The number of such units will remain fixed during the annuity period, assuming you or the Annuitant, if you are deceased, make no exchanges of annuity units for annuity units of another subaccount or to provide a fixed annuity payment. Once every 3 months after annuity payments have commenced, the Annuitant may elect in writing, to transfer among any subaccounts. After the Annuity Income Date, no transfers may be made between the subaccounts and the Fixed Account.

         The annuity unit value will increase or decrease from one payment to the next in proportion to the net investment return of the subaccount or subaccounts supporting the variable annuity payments, less an adjustment to neutralize the 3.0% assumed net investment rate referred to above. Therefore, the dollar amount of annuity payments after the first will vary with the amount by which the net investment return of the appropriate subaccounts is greater or less than 3.0% per year. For example, for a Contract using only one subaccount to generate variable annuity payments, if that subaccount has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Annuity Payments" in the Prospectus.)

         Fixed annuity payments are determined at annuitization by multiplying the values allocated to the Fixed Account by a rate to be determined by First Citicorp Life which is no less than the rate specified in the annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity.

         The annuity payments will be made on the fifteenth day of each month. The annuity unit value used in calculating the amount of the variable annuity payments will be based on an annuity unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the annuity payment.

ANNUITY UNIT VALUE

         The annuity unit value is calculated at the same time that the value of an accumulation unit is calculated and is based on the same values for portfolio shares and other assets and liabilities. (See "Variable Contract Value" in the Prospectus.) The annuity unit value for each subaccount's first valuation period was set at $1.00. The annuity unit value for a subaccount is calculated for each subsequent Valuation Period by multiplying the subaccount annuity unit value on the preceding day by the product of 1 times 2 where:

       (1) is the subaccount's net investment factor on the Valuation Day the Annuity Unit Value is being calculated; and

       (2) is 0.999919 (which is the daily factor that will produce the 3.0% annual investment rate assumed in the annuity tables), adjusted by the number of days since the previous Valuation Day.

         The following illustration shows, by use of hypothetical example, the method of determining the annuity unit value.

Illustration of Calculation of Annuity Unit Value

       1. Net Investment Factor for period                          1.003662336

       2. Adjustment for 3% Assumed Investment Rate                 0.999919016

       3. 2x1                                                       1.003581055

       4. annuity unit value, beginning of valuation period           10.743769

       5. annuity unit value, end of valuation period (3x4)           10.782243



                                   TAX STATUS

INTRODUCTION

The following is a general discussion of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used as an Individual Retirement Annuity or Roth IRA entitled to special income tax treatment under section 408(b) or 408A of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Income Payments , and on the economic benefit to the Contract Owner, the Annuitant or the Beneficiary may depend on the tax status of the individual concerned.

TAXATION OF THE COMPANY

The Company is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from the Company, and its operation forms a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

TAX STATUS OF THE CONTRACT

The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in a Contract's Contract Value will not be taxable until amounts are received from the Contract, either in the form of Annuity Income Payments or in some other form. In order to be subject to annuity contract treatment for tax purposes, the Contract must meet the following Code requirements:

DIVERSIFICATION. Section 817(h) of the Code requires that with respect to Non-Qualified Contracts, the investments of the Investment Portfolios be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Investment Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Investment Portfolios' assets may be invested.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets." As of the date of this prospectus, no guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, an Owner has additional flexibility in allocating premium payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires Non-Qualified Contracts to provide that (a) if any Owner dies on or after the Annuity Income Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any Owner dies prior to the Annuity Income Date, the entire interest in the Contract will be distributed within five years after the date of such holder's death. These requirements will be considered satisfied as to any portion of a holder's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The `designated beneficiary" refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of the deceased Owner, the contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

NON-NATURAL OWNER. The owner of any Contract who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" (discussed below) during the taxable year. There are several exceptions to this general rule for non-natural owners. Certain Contracts will generally be treated as held by a natural person if (a) the nominal owner is a trust or other entity which holds the contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements); (b) the contract is acquired by an estate of a decedent by reason of the death of the decedent; (c) the contract is issued in connection with certain Qualified Plans; (d) the contract is purchased by an employer upon the termination of certain Qualified Plans; (e) the contract is used in connection with a structured settlement agreement; and (f) the contract is purchased with a single purchase payment when the annuity starting date (as defined in the tax law) is no later than a year from the purchase of the contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period. Prospective Owners that are not natural persons may wish to discuss these with a competent tax adviser.

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

TAXATION OF ANNUITIES

IN GENERAL. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person generally is not taxed on increases in the Owner's Contract Value until distribution occurs by withdrawing all or part of such Contract Value (e.g., withdrawals or Annuity Income Payments under the Annuity Income Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

The following discussion generally applies to a Contract owned by a natural person.

WITHDRAWALS. In the case of a withdrawal under a Qualified Contract, including withdrawals under the systematic withdrawal program, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. For a Contract issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

With respect to Non-Qualified Contracts, partial withdrawals, including withdrawals under the systematic withdrawal program, are generally treated as taxable income to the extent that the Contract Value immediately before the withdrawal exceeds the "investment in the contract" at that time.

Full surrenders of a Non-Qualified Contract are treated as taxable income to the extent that the amount received exceeds the "investment in the contract".

ANNUITY INCOME PAYMENTS . Although the tax consequences may vary depending on the Annuity Income Payment elected under the Contract, in general, only the portion of the Annuity Income Payment that represents the amount by which the Contract Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional Annuity Income Payments is taxable. For Variable Annuity Income Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract". For Fixed Annuity Income Payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity Income Payments for the term of the payments; however, the remainder of each Annuity Income Payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional Annuity Income Payments is taxable. If Annuity Income Payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax adviser regarding deductibility of the unrecovered amount.

PENALTY TAX. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2; (2) made as a result of death or disability of an Owner; (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the Owner and a "designated beneficiary". Other tax penalties may apply to certain distributions pursuant to a Qualified Contract.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under an Annuity Income Option, they are taxed in the same manner as Annuity Income Payments, as described above.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF THE CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also an Owner, the selection of certain Annuity Income Dates, or the exchange of a Contract may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

MULTIPLE CONTRACTS. All deferred non-qualified annuity contracts that are issued by the Company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

QUALIFIED CONTRACTS

IN GENERAL. The Qualified Contract is designed for use as an Individual Retirement Annuity ("IRA") or Roth IRA. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

The Company makes no attempt to provide more than general information about use of the Contract as an IRA or Roth IRA. Owners and participants under IRA's and Roth IRA's, as well as annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under Qualified Contracts may be subject to the terms and conditions of the IRA or Roth IRA Endorsement, regardless of the terms and conditions of the Contract issued in connection with such a plan. IRA's and Roth IRA's are subject to distribution and other requirements that are not incorporated in the administration of the Contracts. Owners are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Purchasers of Contracts for use with any IRA or Roth IRA should consult their legal counsel and tax adviser regarding the suitability of the Contract.

For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity ("IRA"). Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

EARNINGS IN AN IRA ARE NOT TAXED UNTIL DISTRIBUTION. To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Contributions may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


ROTH IRAS. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% federal penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% federal penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

WITHHOLDING

Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

OTHER TAX CONSEQUENCES

As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in the Prospectus or SAI. Further, the federal income tax consequences discussed herein reflect the Company's understanding of the current law and the law may change. Federal estate and gift tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Owner or recipient of a distribution. A competent tax adviser should be consulted for further information.

                                  LEGAL MATTERS

         All matters relating to New York law pertaining to the Contracts, including the validity of the Contracts and our authority to issue the Contracts, have been passed upon by the General Counsel of the Company.

                             INDEPENDENT ACCOUNTANTS

         KPMG, LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund's financial statements.

         The statutory financial statements of First Citicorp Life Insurance Company as of December 31, 2001 and 2000, and for each of the years in the two-year period ended December 31, 2001, included herein, have been included in reliance upon the report of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the 2001 statutory financial statements and schedules refers to a change in the basis of accounting.


         The financial statements of First Citicorp Life Variable Annuity Separate Account as of December 31, 2001, and for the years ended December 31, 2001 and 2000, included herein, have been included in reliance upon the report of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.
                                OTHER INFORMATION

         A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

ANNUAL REPORT
DECEMBER 31, 2001

                                FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

One Tower Square
Hartford, CT 06183

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001

                                     HIGH YIELD BOND   MONEY MARKET    AIM V.I. CAPITAL   AIM V.I. GOVERNMENT
                                          TRUST         PORTFOLIO     APPRECIATION FUND     SECURITIES FUND
                                     ---------------   ------------   -----------------   -------------------
ASSETS:
   Investments at market value:          $993,519       $3,654,458       $22,007,381          $16,778,020

   Receivables:
      Dividends ..................             --            2,373                --                   --
                                         --------       ----------       -----------          -----------

         Total Assets ............        993,519        3,656,831        22,007,381           16,778,020
                                         --------       ----------       -----------          -----------

LIABILITIES:
   Payables:
      Insurance charges ..........            102              376             1,630                1,357
      Administrative fees ........             12               45               274                  207
                                         --------       ----------       -----------          -----------

         Total Liabilities .......            114              421             1,904                1,564
                                         --------       ----------       -----------          -----------

NET ASSETS: ......................       $993,405       $3,656,410       $22,005,477          $16,776,456
                                         ========       ==========       ===========          ===========

                       See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001


                                                                               AIM V.I.
                                  AIM V.I. GROWTH AND  AIM V.I. GROWTH   INTERNATIONAL EQUITY
                                      INCOME FUND            FUND               FUND            AIM V.I. VALUE FUND
                                  -------------------   --------------   --------------------   ------------------
ASSETS:
   Investments at market value:       $21,986,360         $8,655,985          $13,530,123           $46,064,427

   Receivables:
      Dividends ...............                --                 --                   (1)                   --
                                      -----------         ----------          -----------           -----------

         Total Assets .........        21,986,360          8,655,985           13,530,122            46,064,427
                                      -----------         ----------          -----------           -----------

LIABILITIES:
   Payables:
      Insurance charges .......             1,735                711                1,018                 3,799
      Administrative fees .....               275                108                  166                   573
                                      -----------         ----------          -----------           -----------

         Total Liabilities ....             2,010                819                1,184                 4,372
                                      -----------         ----------          -----------           -----------

NET ASSETS:                           $21,984,350         $8,655,166          $13,528,938           $46,060,055
                                      ===========         ==========          ===========           ===========

                       See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                                                                TEMPLETON
                                                                                                              INTERNATIONAL
AIM V.I. BALANCED    GROWTH & INCOME        PREMIER GROWTH      TECHNOLOGY PORTFOLIO-   FRANKLIN SMALL CAP   SECURITIES FUND-
     FUND           PORTFOLIO - CLASS B   PORTFOLIO - CLASS B          CLASS B            FUND - CLASS 2         CLASS 2
-----------------   -------------------   -------------------   ---------------------   ------------------   ----------------

     $3,500               $7,303                 $2,109               $2,084,348            $2,603,490          $5,257,891


         --                   --                     --                       --                 1,591               3,366
     ------               ------                 ------               ----------            ----------          ----------

      3,500                7,303                  2,109                2,084,348             2,605,081           5,261,257
     ------               ------                 ------               ----------            ----------          ----------




         --                    1                     --                      219                   270                 538
         --                   --                     --                       26                    33                  65
     ------               ------                 ------               ----------            ----------          ----------

         --                    1                     --                      245                   303                 603
     ------               ------                 ------               ----------            ----------          ----------

     $3,500               $7,302                 $2,109               $2,084,103            $2,604,778          $5,260,654
     ======               ======                 ======               ==========            ==========          ==========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                           EQUITY INDEX PORTFOLIO   FUNDAMENTAL VALUE
                                  APPRECIATION PORTFOLIO     -CLASS II SHARES           PORTFOLIO       MFS BOND SERIES
                                  ----------------------   ----------------------   -----------------   ---------------
ASSETS:
   Investments at market value:         $12,175,898              $6,530,535              $266,215         $10,118,093

   Receivables:
      Dividends ...............                  --                      --                    --                  --
                                        -----------              ----------              --------         -----------

         Total Assets .........          12,175,898               6,530,535               266,215          10,118,093
                                        -----------              ----------              --------         -----------


LIABILITIES:
   Payables:
      Insurance charges .......                 886                     679                    27                 787
      Administrative fees .....                 151                      81                     4                 124
                                        -----------              ----------              --------         -----------

         Total Liabilities ....               1,037                     760                    31                 911
                                        -----------              ----------              --------         -----------

NET ASSETS:                             $12,174,861              $6,529,775              $266,184         $10,117,182
                                        ===========              ==========              ========         ===========

                       See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

MFS EMERGING        MFS GLOBAL       MFS MONEY MARKET                         MFS TOTAL RETURN   TOTAL RETURN BOND
GROWTH SERIES   GOVERNMENTS SERIES        SERIES        MFS RESEARCH SERIES        SERIES            PORTFOLIO
-------------   ------------------   ----------------   -------------------   ----------------   -----------------

 $32,229,464        $1,985,154          $17,002,772         $22,359,179         $31,267,742           $108,196


          --                --                 (480)                 --                  --                 --
 -----------        ----------          -----------         -----------         -----------           --------

  32,229,464         1,985,154           17,002,292          22,359,179          31,267,742            108,196
 -----------        ----------          -----------         -----------         -----------           --------




       2,459               142                1,249               1,656               2,442                 11
         402                24                  210                 278                 387                  1
 -----------        ----------          -----------         -----------         -----------           --------

       2,861               166                1,459               1,934               2,829                 12
 -----------        ----------          -----------         -----------         -----------           --------

 $32,226,603        $1,984,988          $17,000,833         $22,357,245         $31,264,913           $108,184
 ===========        ==========          ===========         ===========         ===========           ========

                       See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                 PUTNAM VT SMALL CAP
                                 VALUE FUND - CLASS IB                   HIGH YIELD
                                       SHARES           CAPITAL FUNDS    BOND FUND    INVESTORS FUND
                                  -------------------   -------------    ----------   --------------
ASSETS:
   Investments at market value:         $28,965           $13,840,024     $1,472,948    $10,159,182

   Receivables:
      Dividends ...............              --                    --             --             --
                                        -------           -----------     ----------    -----------

         Total Assets .........          28,965            13,840,024      1,472,948     10,159,182
                                        -------           -----------     ----------    -----------

LIABILITIES:
   Payables:
      Insurance charges .......               3                 1,425            151          1,050
      Administrative fees .....              --                   173             18            126
                                        -------           -----------     ----------    -----------

         Total Liabilities ....               3                 1,598            169          1,176
                                        -------           -----------     ----------    -----------

NET ASSETS: ...................         $28,962           $13,838,426     $1,472,779    $10,158,006
                                        =======           ===========     ==========    ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                                    SMITH BARNEY PREMIER
                    GROWTH AND INCOME       SMITH BARNEY        SMITH BARNEY LARGE    SELECTION ALL CAP     EQUITY INCOME
TOTAL RETURN FUND       PORTFOLIO        GOVERNMENT PORTFOLIO   CAP CORE PORTFOLIO    GROWTH PORTFOLIO        PORTFOLIO
-----------------   -----------------   ---------------------   ------------------   --------------------   --------------

   $3,603,984          $1,500,799             $1,639,373            $2,883,307            $2,057,273          $1,022,239


           --                  --                     --                    --                    --                  --
   ----------          ----------             ----------            ----------            ----------          ----------

    3,603,984           1,500,799              1,639,373             2,883,307             2,057,273           1,022,239
   ----------          ----------             ----------            ----------            ----------          ----------



          371                 155                    168                   299                   214                 106
           44                  19                     20                    36                    26                  12
   ----------          ----------             ----------            ----------            ----------          ----------

          415                 174                    188                   335                   240                 118
   ----------          ----------             ----------            ----------            ----------          ----------

   $3,603,569          $1,500,625             $1,639,185            $2,882,972            $2,057,033          $1,022,121
   ==========          ==========             ==========            ==========            ==========          ==========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                   LARGE CAP     MFS EMERGING      MFS MID CAP GROWTH   MFS RESEARCH
                                   PORTFOLIO    GROWTH PORTFOLIO        PORTFOLIO         PORTFOLIO
                                  -----------   ----------------   ------------------   ------------
ASSETS:
   Investments at market value:   $13,448,775      $1,530,929          $7,340,434       $4,692,173

   Receivables:
      Dividends ...............            --              --                  --               --
                                  -----------      ----------          ----------       ----------

         Total Assets .........    13,448,775       1,530,929           7,340,434        4,692,173
                                  -----------      ----------          ----------       ----------

LIABILITIES:
   Payables:
      Insurance charges .......         1,399             159                 765              486
      Administrative fees .....           168              19                  92               59
                                  -----------      ----------          ----------       ----------

         Total Liabilities ....         1,567             178                 857              545
                                  -----------      ----------          ----------       ----------

NET ASSETS: ...................   $13,447,208      $1,530,751          $7,339,577       $4,691,628
                                  ===========      ==========          ==========       ==========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                                      SMITH BARNEY
TRAVELERS QUALITY        AIM CAPITAL         MFS TOTAL RETURN  PUTNAM DIVERSIFIED      AGGRESSIVE      SMITH BARNEY LARGE
 BOND PORTFOLIO     APPRECIATION PORTFOLIO      PORTFOLIO      INCOME PORTFOLIO     GROWTH PORTFOLIO   CAP VALUE PORTFOLIO
-----------------   ----------------------   ---------------   ------------------   ----------------   -------------------

   $5,387,595             $9,622,870           $8,369,248          $1,367,129           $9,642,549           $73,286


           --                     --                   --                  --                   --                --
   ----------             ----------           ----------          ----------           ----------           -------

    5,387,595              9,622,870            8,369,248           1,367,129            9,642,549            73,286
   ----------             ----------           ----------          ----------           ----------           -------



          552                  1,001                  861                 140                  729                 8
           66                    120                  103                  17                  121                 1
   ----------             ----------           ----------          ----------           ----------           -------

          618                  1,121                  964                 157                  850                 9
   ----------             ----------           ----------          ----------           ----------           -------

   $5,386,977             $9,621,749           $8,368,284          $1,366,972           $9,641,699           $73,277
   ==========             ==========           ==========          ==========           ==========           =======

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                            SMITH BARNEY SMALL
                                                                               CAP GROWTH
                                 SMITH BARNEY MID    COMSTOCK PORTFOLIO -     OPPORTUNITIES           EQUITY-INCOME
                                CAP CORE PORTFOLIO     CLASS II SHARES           PORTFOLIO       PORTFOLIO-INITIAL CLASS
                                ------------------   --------------------   ------------------   -----------------------
ASSETS:
   Investments at market
      value:                          $82,705               $29,235              $4,687,262            $36,918,781

   Receivables:
      Dividends .............              --                    --                       1                     --
                                      -------               -------              ----------            -----------

         Total Assets .......          82,705                29,235               4,687,263             36,918,781
                                      -------               -------              ----------            -----------


LIABILITIES:
   Payables:
      Insurance charges .....               9                     3                     415                  2,791
      Administrative fees ...               1                     1                      58                    459
                                      -------               -------              ----------            -----------

         Total Liabilities ..              10                     4                     473                  3,250
                                      -------               -------              ----------            -----------

NET ASSETS: .................         $82,695               $29,231              $4,686,790            $36,915,531
                                      =======               =======              ==========            ===========

                       See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                                            CONTRAFUND(R)
GROWTH PORTFOLIO -   HIGH INCOME PORTFOLIO                                               PORTFOLIO - SERVICE
  INITIAL CLASS         - INITIAL CLASS      OVERSEAS PORTFOLIO   CONTRAFUND PORTFOLIO         CLASS 2         INDEX 500 PORTFOLIO
------------------   ---------------------   ------------------   --------------------   -------------------   -------------------


   $38,739,491             $8,792,426            $7,895,999            $35,898,007            $1,383,869           $71,507,202


            --                     --                    --                     --                    --                     8
   -----------             ----------            ----------            -----------            ----------           -----------

    38,739,491              8,792,426             7,895,999             35,898,007             1,383,869            71,507,210
   -----------             ----------            ----------            -----------            ----------           -----------




         3,196                    667                   576                  2,828                   143                 5,632
           484                    108                    97                    444                    17                   891
   -----------             ----------            ----------            -----------            ----------           -----------

         3,680                    775                   673                  3,272                   160                 6,523
   -----------             ----------            ----------            -----------            ----------           -----------

   $38,735,811             $8,791,651            $7,895,326            $35,894,735            $1,383,709           $71,500,687
   ===========             ==========            ==========            ===========            ==========           ===========

                       See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                      COMBINED
                                                                    ------------
ASSETS:
   Investments at market value:                                     $583,290,221

   Receivables:
      Dividends .................................................          6,858
                                                                    ------------

         Total Assets ...........................................    583,297,079
                                                                    ------------


LIABILITIES:
   Payables:
      Insurance charges .........................................         48,396
      Administrative fees .......................................          7,246
                                                                    ------------

         Total Liabilities ......................................         55,642
                                                                    ------------

NET ASSETS: .....................................................   $583,241,437
                                                                    ============

                       See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                        HIGH YIELD   MONEY MARKET   AIM V.I. CAPITAL    AIM V.I. GOVERNMENT
                                                        BOND TRUST     PORTFOLIO    APPRECIATION FUND     SECURITIES FUND
                                                        ----------   ------------   -----------------   ------------------
INVESTMENT INCOME:
   Dividends ........................................     $59,257      $107,597        $        --           $496,573
                                                          -------      --------        -----------           --------

EXPENSES:
   Insurance charges ................................      11,428        38,600            235,490            157,164
   Administrative fees ..............................       1,371         4,632             39,572             23,744
                                                          -------      --------        -----------           --------

      Total expenses ................................      12,799        43,232            275,062            180,908
                                                          -------      --------        -----------           --------

         Net investment income (loss) ...............      46,458        64,365           (275,062)           315,665
                                                          -------      --------        -----------           --------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....................          --            --          1,768,096                 --
      Realized gain (loss) on sale of investments ...       1,714            --            (56,838)            92,649
                                                          -------      --------        -----------           --------

         Realized gain (loss) .......................       1,714            --          1,711,258             92,649
                                                          -------      --------        -----------           --------

      Change in unrealized gain (loss)
         on investments .............................      15,648            --         (9,782,357)           359,361
                                                          -------      --------        -----------           --------

   Net increase (decrease) in net assets
      resulting from operations .....................     $63,820      $ 64,365        $(8,346,161)          $767,675
                                                          =======      ========        ===========           ========

                       See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001


                                       AIM V.I.
AIM V.I. GROWTH   AIM V.I. GROWTH   INTERNATIONAL                         AIM V.I. BALANCED     GROWTH & INCOME
AND INCOME FUND        FUND          EQUITY FUND    AIM V.I. VALUE FUND          FUND         PORTFOLIO - CLASS B
---------------   ---------------   -------------   -------------------   -----------------   -------------------

  $    10,917       $    20,782      $    46,033        $    61,507              $ 60                $  --
  -----------       -----------      -----------        -----------              ----                -----


      245,533           109,794          153,846            517,996                 7                   19
       38,787            16,819           25,116             78,488                 1                    2
  -----------       -----------      -----------        -----------              ----                -----

      284,320           126,613          178,962            596,484                 8                   21
  -----------       -----------      -----------        -----------              ----                -----

     (273,403)         (105,831)        (132,929)          (534,977)               52                  (21)
  -----------       -----------      -----------        -----------              ----                -----



           --                --          359,971            933,666                --                   --
     (468,312)       (1,889,287)        (992,867)        (1,158,138)               12                   (2)
  -----------       -----------      -----------        -----------              ----                -----

     (468,312)       (1,889,287)        (632,896)          (224,472)               12                   (2)
  -----------       -----------      -----------        -----------              ----                -----


   (7,042,851)       (3,673,067)      (4,353,597)        (7,543,277)               87                  (99)
  -----------       -----------      -----------        -----------              ----                -----


  $(7,784,566)      $(5,668,185)     $(5,119,422)       $(8,302,726)             $151                $(122)
  ===========       ===========      ===========        ===========              ====                =====

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                            TEMPLETON
                                                        PREMIER GROWTH    TECHNOLOGY   FRANKLIN SMALL     INTERNATIONAL
                                                          PORTFOLIO -    PORTFOLIO -     CAP FUND -     SECURITIES FUND -
                                                            CLASS B        CLASS B        CLASS 2            CLASS 2
                                                        --------------   -----------   --------------   -----------------
INVESTMENT INCOME:
   Dividends ........................................         $--         $      --       $  10,617        $   184,111
                                                              ---         ---------       ---------        -----------

EXPENSES:
   Insurance charges ................................          --            29,892          34,641             76,889
   Administrative fees ..............................          --             3,587           4,156              9,226
                                                              ---         ---------       ---------        -----------


      Total expenses ................................          --            33,479          38,797             86,115
                                                              ---         ---------       ---------        -----------


         Net investment income (loss) ...............          --           (33,479)        (28,180)            97,996
                                                              ---         ---------       ---------        -----------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....................          --           202,961              --          1,448,014
      Realized gain (loss) on sale of investments ...          --          (388,211)       (216,756)          (431,707)
                                                              ---         ---------       ---------        -----------

         Realized gain (loss) .......................          --          (185,250)       (216,756)         1,016,307
                                                              ---         ---------       ---------        -----------

      Change in unrealized gain (loss)
         on investments .............................          19          (592,879)       (332,595)        (2,358,491)
                                                              ---         ---------       ---------        -----------

   Net increase (decrease) in net assets
      resulting from operations .....................         $19         $(811,608)      $(577,531)       $(1,244,188)
                                                              ===         =========       =========        ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

APPRECIATION   EQUITY INDEX PORTFOLIO   FUNDAMENTAL VALUE                     MFS EMERGING        MFS GLOBAL
  PORTFOLIO      - CLASS II SHARES          PORTFOLIO       MFS BOND SERIES   GROWTH SERIES   GOVERNMENTS SERIES
------------   ----------------------   -----------------   ---------------   -------------   ------------------

 $ 149,796          $    47,560              $   140           $544,613        $         --        $ 74,241
 ---------          -----------              -------           --------        ------------        --------


    80,872               86,728                  820             86,563             360,372          17,389
    13,807               10,407                   98             13,468              58,883           2,970
 ---------          -----------              -------           --------        ------------        --------


    94,679               97,135                  918            100,031             419,255          20,359
 ---------          -----------              -------           --------        ------------        --------


    55,117              (49,575)                (778)           444,582            (419,255)         53,882
 ---------          -----------              -------           --------        ------------        --------



        --                   --                2,074                 --           2,656,352              --
  (144,857)            (187,966)                (557)            36,804          (1,611,530)         (2,613)
 ---------          -----------              -------           --------        ------------        --------

  (144,857)            (187,966)               1,517             36,804           1,044,822          (2,613)
 ---------          -----------              -------           --------        ------------        --------


  (537,016)            (818,727)               4,262            139,755         (20,549,425)         20,556
 ---------          -----------              -------           --------        ------------        --------


 $(626,756)         $(1,056,268)             $ 5,001           $621,141        $(19,923,858)       $ 71,825
 =========          ===========              =======           ========        ============        ========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                       MFS MONEY MARKET                         MFS TOTAL RETURN   TOTAL RETURN BOND
                                                           SERIES         MFS RESEARCH SERIES        SERIES            PORTFOLIO
                                                       ----------------   -------------------   ----------------   -----------------
INVESTMENT INCOME:
   Dividends .......................................       $529,591           $      3,769          $   726,731         $ 1,118
                                                           --------           ------------          -----------         -------

EXPENSES:
   Insurance charges ...............................        133,929                235,540              311,571             342
   Administrative fees .............................         22,784                 39,657               49,281              41
                                                           --------           ------------          -----------         -------

      Total expenses ...............................        156,713                275,197              360,852             383
                                                           --------           ------------          -----------         -------

         Net investment income (loss) ..............        372,878               (271,428)             365,879             735
                                                           --------           ------------          -----------         -------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................             --              3,621,438            1,073,030           2,048
      Realized gain (loss) on sale of investments ..             --               (503,756)             212,831             210
                                                           --------           ------------          -----------         -------

         Realized gain (loss) ......................             --              3,117,682            1,285,861           2,258
                                                           --------           ------------          -----------         -------

      Change in unrealized gain (loss)
         on investments ............................             --            (10,117,165)          (2,018,089)         (3,110)
                                                           --------           ------------          -----------         -------

   Net increase (decrease) in net assets
    resulting from operations ......................       $372,878           $ (7,270,911)         $  (366,349)        $  (117)
                                                           ========           ============          ===========         =======

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

 PUTNAM VT SMALL CAP
VALUE FUND - CLASS IB                                                                              GROWTH AND INCOME
       SHARES           CAPITAL FUND   HIGH YIELD BOND FUND   INVESTORS FUND   TOTAL RETURN FUND       PORTFOLIO
---------------------   ------------   --------------------   --------------   -----------------   -----------------

       $   --            $  94,262           $115,158           $  74,536          $  76,358           $      --
       ------            ---------           --------           ---------          ---------           ---------


           65              180,849             19,071             138,609             51,088              20,160
            7               21,702              2,289              16,633              6,130               2,419
       ------            ---------           --------           ---------          ---------           ---------

           72              202,551             21,360             155,242             57,218              22,579
       ------            ---------           --------           ---------          ---------           ---------

          (72)            (108,289)            93,798             (80,706)            19,140             (22,579)
       ------            ---------           --------           ---------          ---------           ---------



           --              188,718                 --             133,955                 --                  --
           (1)              71,278            (11,241)             90,427             (5,774)            (60,750)
       ------            ---------           --------           ---------          ---------           ---------

           (1)             259,996            (11,241)            224,382             (5,774)            (60,750)
       ------            ---------           --------           ---------          ---------           ---------


        2,233             (145,652)           (30,933)           (796,785)          (122,590)           (146,078)
       ------            ---------           --------           ---------          ---------           ---------


       $2,160            $   6,055           $ 51,624           $(653,109)         $(109,224)          $(229,407)
       ======            =========           ========           =========          =========           =========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                       SMITH BARNEY   SELECT SMALL      SMITH BARNEY      SMITH BARNEY PREMIER
                                                        GOVERNMENT        CAP              LARGE           SELECTIONS ALL CAP
                                                        PORTFOLIO       PORTFOLIO    CAP CORE PORTFOLIO     GROWTH PORTFOLIO
                                                       ------------   ------------   ------------------   --------------------
INVESTMENT INCOME:
   Dividends .......................................     $     --       $      --         $      --             $      --
                                                         --------       ---------         ---------             ---------

EXPENSES:
   Insurance charges ...............................       19,263           6,724            40,907                27,276
   Administrative fees .............................        2,311             807             4,909                 3,273
                                                         --------       ---------         ---------             ---------

      Total expenses ...............................       21,574           7,531            45,816                30,549
                                                         --------       ---------         ---------             ---------

         Net investment income (loss) ..............      (21,574)         (7,531)          (45,816)              (30,549)
                                                         --------       ---------         ---------             ---------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................           --              --                --                    --
      Realized gain (loss) on sale of investments ..       12,568        (485,947)         (128,315)              (25,678)
                                                         --------       ---------         ---------             ---------

         Realized gain (loss) ......................       12,568        (485,947)         (128,315)              (25,678)
                                                         --------       ---------         ---------             ---------

      Change in unrealized gain (loss)
         on investments ............................       69,608         357,265          (436,095)             (341,636)
                                                         --------       ---------         ---------             ---------

   Net increase (decrease) in net assets
      resulting from operations ....................     $ 60,602       $(136,213)        $(610,226)            $(397,863)
                                                         ========       =========         =========             =========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

EQUITY INCOME                           MFS EMERGING     MFS MID CAP GROWTH   MFS RESEARCH   TRAVELERS QUALITY
  PORTFOLIO     LARGE CAP PORTFOLIO   GROWTH PORTFOLIO       PORTFOLIO         PORTFOLIO      BOND PORTFOLIO
-------------   -------------------   ----------------   ------------------   ------------   -----------------

  $ 10,800          $    67,818          $        --        $        --        $     2,208       $175,487
  --------          -----------          -----------        -----------        -----------       --------


    12,159              195,532               22,582            108,804             68,813         61,609
     1,459               23,464                2,709             13,057              8,257          7,393
  --------          -----------          -----------        -----------        -----------       --------

    13,618              218,996               25,291            121,861             77,070         69,002
  --------          -----------          -----------        -----------        -----------       --------

    (2,818)            (151,178)             (25,291)          (121,861)           (74,862)       106,485
  --------          -----------          -----------        -----------        -----------       --------



     2,357               11,101              393,597          1,863,939            347,705             --
      (776)          (1,139,886)            (294,171)          (557,557)          (325,055)        40,024
  --------          -----------          -----------        -----------        -----------       --------

     1,581           (1,128,785)              99,426          1,306,382             22,650         40,024
  --------          -----------          -----------        -----------        -----------       --------


   (75,181)          (2,199,540)          (1,049,920)        (3,906,244)        (1,587,087)        97,176
  --------          -----------          -----------        -----------        -----------       --------


  $(76,418)         $(3,479,503)         $  (975,785)       $(2,721,723)       $(1,639,299)      $243,685
  ========          ===========          ===========        ===========        ===========       ========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                       AIM CAPITAL                                              SMITH BARNEY
                                                       APPRECIATION   MFS TOTAL RETURN   PUTNAM DIVERSIFIED   AGGRESSIVE GROWTH
                                                         PORTFOLIO        PORTFOLIO       INCOME PORTFOLIO        PORTFOLIO
                                                       ------------   ----------------   ------------------   -----------------
INVESTMENT INCOME:
   Dividends .......................................   $        --       $ 255,975            $110,694            $      --
                                                       -----------       ---------            --------            ---------

EXPENSES:
   Insurance charges ...............................       136,511         112,271              17,586               53,845
   Administrative fees .............................        16,381          13,473               2,110                9,087
                                                       -----------       ---------            --------            ---------

      Total expenses ...............................       152,892         125,744              19,696               62,932
                                                       -----------       ---------            --------            ---------

         Net investment income (loss) ..............      (152,892)        130,231              90,998              (62,932)
                                                       -----------       ---------            --------            ---------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................     2,922,090         318,546                  --                   --
      Realized gain (loss) on sale of investments ..      (948,149)         38,627             (18,249)            (135,700)
                                                       -----------       ---------            --------            ---------

         Realized gain (loss) ......................     1,973,941         357,173             (18,249)            (135,700)
                                                       -----------       ---------            --------            ---------

      Change in unrealized gain (loss)
         on investments ............................    (5,297,821)       (644,762)            (34,567)             (82,967)
                                                       -----------       ---------            --------            ---------

Net increase (decrease) in net assets
   resulting from operations .......................   $(3,476,772)      $(157,358)           $ 38,182            $(281,599)
                                                       ===========       =========            ========            =========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

 SMITH BARNEY      SMITH BARNEY        COMSTOCK      CITISELECT(R)   CITISELECT(R)    CITISELECT(R)
   LARGE CAP         MID CAP          PORTFOLIO-     VIP FOLIO 200   VIP FOLIO 300   VIP FOLIO 400
VALUE PORTFOLIO   CORE PORTFOLIO   CLASS II SHARES   CONSERVATIVE       BALANCED         GROWTH
---------------   --------------   ---------------   -------------   -------------   --------------

    $   --            $  --            $    --         $ 401,055      $   427,900      $ 179,089
    ------            -----            -------         ---------      -----------      ---------


        79              251                112            17,394           23,400         17,104
        10               30                 14             2,907            4,065          2,916
    ------            -----            -------         ---------      -----------      ---------

        89              281                126            20,301           27,465         20,020
    ------            -----            -------         ---------      -----------      ---------

       (89)            (281)              (126)          380,754          400,435        159,069
    ------            -----            -------         ---------      -----------      ---------



        --               --                 --            11,108          277,497        294,955
        --              (27)              (152)         (662,572)      (1,182,652)      (950,239)
    ------            -----            -------         ---------      -----------      ---------

        --              (27)              (152)         (651,464)        (905,155)      (655,284)
    ------            -----            -------         ---------      -----------      ---------


     1,183               58             (1,239)          145,181           60,180         35,845
    ------            -----            -------         ---------      -----------      ---------


    $1,094            $(250)           $(1,517)        $(125,529)     $  (444,540)     $(460,370)
    ======            =====            =======         =========      ===========      =========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                         SMITH BARNEY SMALL
                                                        CITISELECT(R)        CAP GROWTH         EQUITY-INCOME
                                                          VIP FOLIO         OPPORTUNITIES     PORTFOLIO-INITIAL   GROWTH PORTFOLIO-
                                                       500 GROWTH PLUS        PORTFOLIO             CLASS           INITIAL CLASS
                                                       ---------------   ------------------   -----------------   -----------------
INVESTMENT INCOME:
   Dividends .......................................      $  44,605         $        --          $   734,195        $     39,374
                                                          ---------         -----------          -----------        ------------

EXPENSES:
   Insurance charges ...............................          5,824              45,757              367,699             449,010
   Administrative fees .............................          1,019               6,573               60,674              68,610
                                                          ---------         -----------          -----------        ------------

      Total expenses ...............................          6,843              52,330              428,373             517,620
                                                          ---------         -----------          -----------        ------------

         Net investment income (loss) ..............         37,762             (52,330)             305,822            (478,246)
                                                          ---------         -----------          -----------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................        169,349             476,658            2,062,741           3,701,148
      Realized gain (loss) on sale of investments ..       (686,483)           (125,372)            (538,284)         (2,854,756)
                                                          ---------         -----------          -----------        ------------

         Realized gain (loss) ......................       (517,134)            351,286            1,524,457             846,392
                                                          ---------         -----------          -----------        ------------

      Change in unrealized gain (loss)
         on investments ............................        257,477          (1,109,670)          (4,604,657)        (11,099,854)
                                                          ---------         -----------          -----------        ------------

   Net increase (decrease) in net assets
      resulting from operations ....................      $(221,895)        $  (810,714)         $(2,774,378)       $(10,731,708)
                                                          =========         ===========          ===========        ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                      CONTRAFUND(R)
HIGH INCOME PORTFOLIO                                               PORTFOLIO-SERVICE
   -INITIAL CLASS       OVERSEAS PORTFOLIO   CONTRAFUND PORTFOLIO        CLASS 2        INDEX 500 PORTFOLIO      COMBINED
---------------------   ------------------   --------------------   -----------------   -------------------   -------------

    $ 1,378,444            $   552,921           $   331,647            $  11,084          $    994,863       $   9,153,486
    -----------            -----------           -----------            ---------          ------------       -------------


         93,123                 84,305               369,977               18,873               757,907           6,469,964
         15,171                 14,298                58,267                2,265               120,342             971,928
    -----------            -----------           -----------            ---------          ------------       -------------

        108,294                 98,603               428,244               21,138               878,249           7,441,892
    -----------            -----------           -----------            ---------          ------------       -------------

      1,270,150                454,318               (96,597)             (10,054)              116,614           1,711,594
    -----------            -----------           -----------            ---------          ------------       -------------



             --                873,971             1,170,520               41,565                    --          27,329,170
     (1,059,478)              (692,968)             (914,784)             (81,575)             (333,451)        (21,676,295)
    -----------            -----------           -----------            ---------          ------------       -------------

     (1,059,478)               181,003               255,736              (40,010)             (333,451)          5,652,875
    -----------            -----------           -----------            ---------          ------------       -------------


     (1,549,431)            (3,156,123)           (6,360,083)            (193,219)          (12,139,190)       (125,268,175)
    -----------            -----------           -----------            ---------          ------------       -------------


    $(1,338,759)           $(2,520,802)          $(6,200,944)           $(243,283)         $(12,356,027)      $(117,903,706)
    ===========            ===========           ===========            =========          ============       =============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                                            AIM V.I. CAPITAL
                                                  HIGH YIELD BOND TRUST     MONEY MARKET PORTFOLIO         APPRECIATION FUND
                                                  ---------------------   -------------------------   ---------------------------
                                                     2001        2000         2001          2000          2001            2000
                                                  ---------    --------   -----------    ----------   ------------    -----------
OPERATIONS:
   Net investment income (loss) ...............   $ 46,458     $ 41,529   $    64,365    $   53,339   $   (275,062)   $  (420,353)
   Realized gain (loss) .......................      1,714       (2,589)           --            --      1,711,258      1,839,118
   Change in unrealized gain (loss)
      on investments ..........................     15,648      (43,000)           --            --     (9,782,357)    (6,465,180)
                                                  --------     --------   -----------    ----------   ------------    -----------

      Net increase (decrease) in net assets
         resulting from operations.............     63,820       (4,060)       64,365        53,339     (8,346,161)    (5,046,415)
                                                  --------     --------   -----------    ----------   ------------    -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..............      1,665      108,978       218,104       707,483        282,834      2,171,668
   Participant transfers from other
      Travelers accounts ......................    377,936      502,469     3,451,904     1,967,270        523,831      4,911,352
   Administrative charges .....................       (397)        (153)       (1,576)         (271)        (6,933)        (5,553)
   Contract surrenders ........................    (66,265)     (20,269)     (426,142)     (264,428)    (2,912,759)    (2,649,978)
   Participant transfers to other
      Travelers accounts ......................   (166,861)     (28,587)   (1,482,019)     (862,981)    (2,609,477)      (708,851)
   Other payments to participants .............     (2,204)          --      (100,039)           --       (502,268)       (40,426)
                                                  --------     --------   -----------    ----------   ------------    -----------

   Net increase (decrease) in net assets
      resulting from unit transactions ........    143,874      562,438     1,660,232     1,547,073     (5,224,772)     3,678,212
                                                  --------     --------   -----------    ----------   ------------    -----------

      Net increase (decrease) in net assets ...    207,694      558,378     1,724,597     1,600,412    (13,570,933)    (1,368,203)

NET ASSETS:
      Beginning of year .......................    785,711      227,333     1,931,813       331,401     35,576,410     36,944,613
                                                  --------     --------   -----------    ----------   ------------    -----------
      End of year .............................   $993,405     $785,711   $ 3,656,410    $1,931,813   $ 22,005,477    $35,576,410
                                                  ========     ========   ===========    ==========   ============    ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

AIM V.I. GOVERNMENT SECURITIES   AIM V.I. GROWTH AND INCOME                                     AIM V.I. INTERNATIONAL
             FUND                            FUND                  AIM V.I. GROWTH FUND              EQUITY FUND
------------------------------   ---------------------------    --------------------------    ---------------------------
      2001           2000            2001            2000           2001          2000           2001            2000
  -----------    -----------     ------------    -----------    -----------    -----------    -----------    ------------

  $   315,665    $   486,747     $   (273,403)   $  (362,579)   $  (105,831)   $  (217,807)   $  (132,929)   $   (214,719)
       92,649        (22,696)        (468,312)     2,086,533     (1,889,287)       942,711       (632,896)      2,109,257

      359,361        652,996       (7,042,851)    (7,884,104)    (3,673,067)    (5,481,847)    (4,353,597)    (10,112,754)
  -----------    -----------     ------------    -----------    -----------    -----------    -----------    ------------


      767,675      1,117,047       (7,784,566)    (6,160,150)    (5,668,185)    (4,756,943)    (5,119,422)     (8,218,216)
  -----------    -----------     ------------    -----------    -----------    -----------    -----------    ------------


      508,121        194,074          144,974      1,679,507         79,017      1,727,561        165,323       2,059,198

    5,578,570      1,052,118          873,584      2,920,030      1,463,893      4,068,433        137,367       4,000,133
       (2,355)        (1,821)          (6,680)        (4,999)        (3,284)        (2,628)        (2,923)         (2,326)
   (1,489,135)      (641,405)      (1,847,272)    (2,129,023)      (806,140)    (1,538,103)    (1,681,489)     (1,669,061)

   (2,085,183)    (1,716,659)      (2,600,618)    (1,530,036)    (3,215,330)      (722,942)    (2,015,349)     (1,208,990)
      (33,049)      (282,816)        (237,392)      (152,540)       (94,690)       (18,139)       (93,378)        (24,464)
  -----------    -----------     ------------    -----------    -----------    -----------    -----------    ------------


    2,476,969     (1,396,509)      (3,673,404)       782,939     (2,576,534)     3,514,182     (3,490,449)      3,154,490
  -----------    -----------     ------------    -----------    -----------    -----------    -----------    ------------

    3,244,644       (279,462)     (11,457,970)    (5,377,211)    (8,244,719)    (1,242,761)    (8,609,871)     (5,063,726)


   13,531,812     13,811,274       33,442,320     38,819,531     16,899,885     18,142,646     22,138,809      27,202,535
  -----------    -----------     ------------    -----------    -----------    -----------    -----------    ------------
  $16,776,456    $13,531,812     $ 21,984,350    $33,442,320    $ 8,655,166    $16,899,885    $13,528,938    $ 22,138,809
  ===========    ===========     ============    ===========    ===========    ===========    ===========    ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                                        GROWTH & INCOME PORTFOLIO -
                                                   AIM V.I. VALUE FUND         AIM V.I. BALANCED FUND              CLASS 2
                                               ----------------------------    ----------------------   ---------------------------
                                                   2001            2000             2001      2000             2001      2000
                                               ------------    ------------        ------     ----            ------     ----
OPERATIONS:
   Net investment income (loss) ............   $   (534,977)   $   (640,679)       $   52     $--             $  (21)    $--
   Realized gain (loss) ....................       (224,472)      3,733,068            12      --                 (2)     --
   Change in unrealized gain (loss)
      on investments .......................     (7,543,277)    (14,430,485)           87      --                (99)     --
                                               ------------    ------------        ------     ---             ------     ---

   Net increase (decrease) in net assets
      resulting from operations ............     (8,302,726)    (11,338,096)          151      --               (122)     --
                                               ------------    ------------        ------     ---             ------     ---

UNIT TRANSACTIONS:
   Participant purchase payments ...........        648,629       7,042,026            --      --                 --      --
   Participant transfers from other
      Travelers accounts ...................      2,484,814       7,847,213         3,691      --              7,424      --
   Administrative charges ..................        (16,640)        (11,049)           --      --                 --      --
   Contract surrenders .....................     (3,112,970)     (4,369,970)         (342)     --                 --      --
   Participant transfers to other
      Travelers accounts ...................     (6,652,593)     (2,734,666)           --      --                 --      --
   Other payments to participants ..........       (531,160)       (284,258)           --      --                 --      --
                                               ------------    ------------        ------     ---             ------     ---

   Net increase (decrease) in net assets
      resulting from unit transactions .....     (7,179,920)      7,489,296         3,349      --              7,424      --
                                               ------------    ------------        ------     ---             ------     ---

   Net increase (decrease) in net assets ...    (15,482,646)     (3,848,800)        3,500      --              7,302      --

NET ASSETS:
   Beginning of year .......................     61,542,701      65,391,501            --      --                 --      --
                                               ------------    ------------        ------     ---             ------     ---
   End of year .............................   $ 46,060,055    $ 61,542,701        $3,500     $--             $7,302     $--
                                               ============    ============        ======     ===             ======     ===

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

PREMIER GROWTH PORTFOLIO -                                                                        TEMPLETON INTERNATIONAL SECURITIES
        CLASS B              TECHNOLOGY PORTFOLIO - CLASS B   FRANKLIN SMALL CAP FUND - CLASS 2              FUND - CLASS 2
--------------------------   ------------------------------   ---------------------------------   ----------------------------------
        2001    2000              2001           2000                2001           2000                  2001          2000
       ------   ----           ----------    -----------          ----------    -----------           -----------    ----------

       $   --   $--            $  (33,479)   $    12,753          $  (28,180)   $     8,615           $    97,996    $  416,777
           --    --              (185,250)       (11,935)           (216,756)       (11,565)            1,016,307       (40,101)

           19    --              (592,879)    (1,193,792)           (332,595)      (790,220)           (2,358,491)     (478,521)
       ------   ---            ----------    -----------          ----------    -----------           -----------    ----------


           19    --              (811,608)    (1,192,974)           (577,531)      (793,170)           (1,244,188)     (101,845)
       ------   ---            ----------    -----------          ----------    -----------           -----------    ----------


           --    --                  (639)     3,153,570              29,355      2,054,756                87,991     3,258,095

        2,090    --               403,497      1,069,620             254,340      3,924,636               465,317     2,686,242
           --    --                (1,598)           (55)             (1,757)          (738)               (3,377)       (1,337)
           --    --              (119,451)       (30,842)           (181,762)      (105,008)             (402,674)     (242,165)

           --    --              (315,047)       (31,352)           (239,868)    (2,674,002)             (670,159)     (362,666)
           --    --               (28,509)       (10,509)            (64,846)            --               (73,354)      (92,540)
       ------   ---            ----------    -----------          ----------    -----------           -----------    ----------


        2,090    --               (61,747)     4,150,432            (204,538)     3,199,644              (596,256)    5,245,629
       ------   ---            ----------    -----------          ----------    -----------           -----------    ----------

        2,109    --              (873,355)     2,957,458            (782,069)     2,406,474            (1,840,444)    5,143,784


           --    --             2,957,458             --           3,386,847        980,373             7,101,098     1,957,314
       ------   ---            ----------    -----------          ----------    -----------           -----------    ----------
       $2,109   $--            $2,084,103    $ 2,957,458          $2,604,778    $ 3,386,847           $ 5,260,654    $7,101,098
       ======   ===            ==========    ===========          ==========    ===========           ===========    ==========

                        See Notes to Financial Statements

      s

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                       EQUITY INDEX PORTFOLIO -    FUNDAMENTAL VALUE
                                             APPRECIATION PORTFOLIO         CLASS II SHARES            PORTFOLIO
                                             ----------------------   -------------------------    -----------------
                                                2001           2000       2001          2000         2001       2000
                                             -----------       ----   -----------    ----------    --------    -----
OPERATIONS:
   Net investment income (loss) ..........   $    55,117       $--    $   (49,575)   $  (51,459)   $   (778)    $--
   Realized gain (loss) ..................      (144,857)       --       (187,966)        7,752       1,517      --
   Change in unrealized gain (loss)
      on investments .....................      (537,016)       --       (818,727)     (669,434)      4,262      --
                                             -----------       ---    -----------    ----------    --------     ---

   Net increase (decrease) in net assets
      resulting from operations ..........      (626,756)       --     (1,056,268)     (713,141)      5,001      --
                                             -----------       ---    -----------    ----------    --------     ---

UNIT TRANSACTIONS:
   Participant purchase payments .........       151,489        --         25,014     3,487,473     106,034      --
   Participant transfers from other
      Travelers accounts .................    15,279,349        --      1,106,996     2,780,677     165,959      --
   Administrative charges ................        (2,841)       --         (4,110)       (1,814)        (35)     --
   Contract surrenders ...................    (1,411,421)       --       (395,279)     (215,127)     (1,721)     --
   Participant transfers to other
      Travelers accounts .................      (826,968)       --       (500,514)     (275,130)     (9,054)     --
   Other payments to participants ........      (387,991)       --        (27,279)      (11,738)         --      --
                                             -----------       ---    -----------    ----------    --------     ---

   Net increase (decrease) in net assets
      resulting from unit transactions ...    12,801,617        --        204,828     5,764,341     261,183      --
                                             -----------       ---    -----------    ----------    --------     ---

   Net increase (decrease) in net assets..    12,174,861        --       (851,440)    5,051,200     266,184      --

NET ASSETS:
   Beginning of year ....................             --        --      7,381,215     2,330,015          --      --
                                             -----------       ---    -----------    ----------    --------     ---
   End of year ..........................    $12,174,861       $--    $ 6,529,775    $7,381,215    $266,184     $--
                                             ===========       ===    ===========    ==========    ========     ===

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                           MFS GLOBAL GOVERNMENTS
       MFS BOND SERIES      MFS EMERGING GROWTH SERIES             SERIES             MFS MONEY MARKET SERIES
-------------------------   ---------------------------   ------------------------   -------------------------
    2001          2000          2001           2000          2001          2000          2001          2000
-----------    ----------   ------------   ------------   ----------    ----------   -----------   -----------

$   444,582    $  317,431   $   (419,255)  $  3,101,144   $   53,882    $   81,236   $   372,878   $   403,362
     36,804       (20,929)     1,044,822      1,606,971       (2,613)      (18,762)           --            --

    139,755       313,079    (20,549,425)   (20,078,902)      20,556        11,537            --            --
-----------    ----------   ------------   ------------   ----------    ----------   -----------   -----------


    621,141       609,581    (19,923,858)   (15,370,787)      71,825        74,011       372,878       403,362
-----------    ----------   ------------   ------------   ----------    ----------   -----------   -----------


    116,567       195,709        383,309      4,766,005       42,891       202,562       145,761       464,975

  3,616,367       488,039      3,183,747     10,925,972       67,705        65,220    20,858,418     4,842,833
     (1,370)         (821)        (8,766)        (7,087)        (332)         (229)       (1,979)         (691)
   (933,941)     (618,129)    (2,431,727)    (3,386,779)     (97,699)     (188,835)   (3,141,839)     (553,647)

 (1,184,763)     (817,699)    (7,539,591)    (2,898,574)     (87,015)     (322,615)   (9,847,311)   (5,254,767)
   (127,134)      (14,560)      (411,582)       (93,588)     (10,154)       (2,322)     (209,952)           --
-----------    ----------   ------------   ------------   ----------    ----------   -----------   -----------


  1,485,726      (767,461)    (6,824,610)     9,305,949      (84,604)     (246,219)    7,803,098      (501,297)
-----------    ----------   ------------   ------------   ----------    ----------   -----------   -----------

  2,106,867      (157,880)   (26,748,468)    (6,064,838)     (12,779)     (172,208)    8,175,976       (97,935)


  8,010,315     8,168,195     58,975,071     65,039,909    1,997,767     2,169,975     8,824,857     8,922,792
-----------    ----------   ------------   ------------   ----------    ----------   -----------   -----------
$10,117,182    $8,010,315   $ 32,226,603   $ 58,975,071   $1,984,988    $1,997,767   $17,000,833   $ 8,824,857
===========    ==========   ============   ============   ==========    ==========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                                         TOTAL RETURN
                                                  MFS RESEARCH SERIES       MFS TOTAL RETURN SERIES     BOND PORTFOLIO
                                              --------------------------   -------------------------   ---------------
                                                 2001           2000           2001          2000        2001     2000
                                              ------------   -----------   -----------   -----------   --------   ----
OPERATIONS:
   Net investment income (loss) ...........   $   (271,428)  $ 2,036,423   $   365,879   $ 1,150,686   $    735    $--
   Realized gain (loss) ...................      3,117,682     1,050,981     1,285,861       412,374      2,258     --
   Change in unrealized gain (loss)
      on investments ......................    (10,117,165)   (5,126,172)   (2,018,089)    2,764,552     (3,110)    --
                                              ------------   -----------   -----------   -----------   --------   ----

   Net increase (decrease) in net assets
      resulting from operations ...........     (7,270,911)   (2,038,768)     (366,349)    4,327,612       (117)    --
                                              ------------   -----------   -----------   -----------   --------   ----

UNIT TRANSACTIONS:
   Participant purchase payments ..........        209,793     1,221,309       557,338       854,676         --     --
   Participant transfers from other
      Travelers accounts ..................        491,996     1,204,444     5,071,085     1,712,649    124,025     --
   Administrative charges .................         (6,114)       (4,949)       (7,755)       (5,675)        (4)    --
   Contract surrenders ....................     (2,178,413)   (1,881,903)   (3,222,189)   (2,361,200)    (4,484)    --
   Participant transfers to other
      Travelers accounts ..................     (2,320,841)   (1,766,275)   (3,520,488)   (2,828,522)   (11,236)    --
   Other payments to participants .........       (299,511)      (87,034)     (476,925)     (324,671)        --     --
                                              ------------   -----------   -----------   -----------   --------   ----

   Net increase (decrease) in net assets
      resulting from unit transactions ....     (4,103,090)   (1,314,408)   (1,598,934)   (2,952,743)   108,301     --
                                              ------------   -----------   -----------   -----------   --------   ----

   Net increase (decrease) in net assets ..    (11,374,001)   (3,353,176)   (1,965,283)    1,374,869    108,184     --

NET ASSETS:
   Beginning of year ......................     33,731,246    37,084,422    33,230,196    31,855,327         --     --
                                              ------------   -----------   -----------   -----------   --------   ----
   End of year ............................   $ 22,357,245   $33,731,246   $31,264,913   $33,230,196   $108,184   $ --
                                              ============   ===========   ===========   ===========   ========   ====

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

 PUTNAM VT SMALL
CAP VALUE FUND -
 CLASS IB SHARES          CAPITAL FUND           HIGH YIELD BOND FUND          INVESTORS FUND
----------------   -------------------------   -----------------------   -------------------------
  2001      2000       2001          2000         2001         2000          2001         2000
-------    -----   -----------   -----------   ----------   ----------   -----------   -----------

$   (72)    $--    $  (108,289)  $    96,642   $   93,798   $  115,370   $   (80,706)  $   (35,726)
     (1)     --        259,996       775,737      (11,241)      (8,369)      224,382       372,511

  2,233      --       (145,652)      610,498      (30,933)    (121,398)     (796,785)      957,618
-------     ---    -----------   -----------   ----------   ----------   -----------   -----------


  2,160      --          6,055     1,482,877       51,624      (14,397)     (653,109)    1,294,403
-------     ---    -----------   -----------   ----------   ----------   -----------   -----------


     --      --        140,354     4,497,598       16,965      257,372       236,830     2,288,669

 26,802      --      1,432,727     3,816,150      106,080      636,759       749,348     3,087,771
     --      --        (10,430)       (5,187)        (451)        (277)       (6,427)       (4,806)
     --      --       (874,324)     (662,397)    (102,276)     (27,237)     (653,350)     (387,943)

     --      --     (1,025,266)     (672,858)     (55,415)     (72,681)   (1,245,844)     (390,656)
     --      --        (68,788)     (182,710)          --      (61,937)      (38,949)      (20,936)
-------     ---    -----------   -----------   ----------   ----------   -----------   -----------


 26,802      --       (405,727)    6,790,596      (35,097)     731,999      (958,392)    4,572,099
-------     ---    -----------   -----------   ----------   ----------   -----------   -----------

 28,962      --       (399,672)    8,273,473       16,527      717,602    (1,611,501)    5,866,502


     --      --     14,238,098     5,964,625    1,456,252      738,650    11,769,507     5,903,005
-------     ---    -----------   -----------   ----------   ----------   -----------   -----------
$28,962     $--    $13,838,426   $14,238,098   $1,472,779   $1,456,252   $10,158,006   $11,769,507
=======     ===    ===========   ===========   ==========   ==========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                                           SMITH BARNEY GOVERNMENT
                                                     TOTAL RETURN FUND       GROWTH AND INCOME PORTFOLIO         PORTFOLIO
                                                 -------------------------   ---------------------------   -------------------------
                                                    2001          2000           2001          2000          2001          2000
                                                 -----------   -----------    -----------   -----------    -----------   -----------
OPERATIONS:
   Net investment income (loss) ..............   $   19,140    $   90,968     $  (22,579)   $   (7,973)    $  (21,574)   $   54,149
   Realized gain (loss) ......................       (5,774)      (17,252)       (60,750)       (3,563)        12,568           714
   Change in unrealized gain (loss)
      on investments .........................     (122,590)      163,536       (146,078)     (106,786)        69,608        20,256
                                                 ----------    ----------     ----------    ----------     ----------    ----------

      Net increase (decrease) in net assets
         resulting from operations ...........     (109,224)      237,252       (229,407)     (118,322)        60,602        75,119
                                                 ----------    ----------     ----------    ----------     ----------    ----------

UNIT TRANSACTIONS:
   Participant purchase payments .............       61,756       425,676         90,111       713,532         42,430       225,993
   Participant transfers from other
      Travelers accounts .....................      541,511     1,906,974        306,222       941,427        611,447       807,023
   Administrative charges ....................       (2,368)       (1,804)        (1,138)         (519)          (660)         (242)
   Contract surrenders .......................     (398,703)     (338,958)      (136,837)      (95,273)       (49,790)      (12,389)
   Participant transfers to other
      Travelers accounts .....................     (728,391)     (147,576)      (174,290)     (304,119)      (199,516)      (37,973)
   Other payments to participants ............      (81,504)      (18,551)        (9,021)       (4,947)            --            --
                                                 ----------    ----------     ----------    ----------     ----------    ----------

      Net increase (decrease) in net assets
         resulting from unit transactions ....     (607,699)    1,825,761         75,047     1,250,101        403,911       982,412
                                                 ----------    ----------     ----------    ----------     ----------    ----------

      Net increase (decrease) in net assets ..     (716,923)    2,063,013       (154,360)    1,131,779        464,513     1,057,531


NET ASSETS:
      Beginning of year ......................    4,320,492     2,257,479      1,654,985       523,206      1,174,672       117,141
                                                 ----------    ----------     ----------    ----------     ----------    ----------
      End of year ............................   $3,603,569    $4,320,492     $1,500,625    $1,654,985     $1,639,185    $1,174,672
                                                 ==========    ==========     ==========    ==========     ==========    ==========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                             SMITH BARNEY LARGE CAP CORE   SMITH BARNEY PREMIER SELECTIONS
SELECT SMALL CAP PORTFOLIO           PORTFOLIO                 ALL CAP GROWTH PORTFOLIO      EQUITY INCOME PORTFOLIO
--------------------------   ---------------------------   -------------------------------   -----------------------
    2001          2000           2001          2000              2001          2000              2001         2000
------------   -----------    -----------   -----------       -----------   -----------       -----------   --------

$    (7,531)   $  (16,787)    $  (45,816)   $  (31,865)       $  (30,549)   $  (14,388)       $   (2,818)   $  4,651
   (485,947)       73,776       (128,315)       63,692           (25,678)       32,360             1,581         218

    357,265      (435,921)      (436,095)     (333,248)         (341,636)      137,753           (75,181)     49,995
-----------    ----------     ----------    ----------        ----------    ----------        ----------    --------

   (136,213)     (378,932)      (610,226)     (301,421)         (397,863)      155,725           (76,418)     54,864
-----------    ----------     ----------    ----------        ----------    ----------        ----------    --------


      9,255     1,044,186         69,085     2,630,453            85,085     1,281,559            37,018     411,973

     68,631       657,744        243,808     1,158,806           219,206       698,749           206,945     481,764
       (565)         (253)        (2,669)         (761)           (1,032)         (272)             (477)         (8)
     (9,329)      (97,771)      (149,219)     (333,507)         (117,422)     (149,118)          (59,568)     (3,792)

 (1,716,674)      (96,626)      (332,615)     (679,255)         (113,311)      (47,837)          (27,845)     (2,335)
      1,752        (9,810)       (91,693)       (5,641)          (20,948)       (6,437)               --          --
-----------    ----------     ----------    ----------        ----------    ----------        ----------    --------


 (1,646,930)    1,497,470       (263,303)    2,770,095            51,578     1,776,644           156,073     887,602
-----------    ----------     ----------    ----------        ----------    ----------        ----------    --------

 (1,783,143)    1,118,538       (873,529)    2,468,674          (346,285)    1,932,369            79,655     942,466



  1,783,143       664,605      3,756,501     1,287,827         2,403,318       470,949           942,466          --
-----------    ----------     ----------    ----------        ----------    ----------        ----------    --------
$        --    $1,783,143     $2,882,972    $3,756,501        $2,057,033    $2,403,318        $1,022,121    $942,466
===========    ==========     ==========    ==========        ==========    ==========        ==========    ========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                 LARGE CAP PORTFOLIO     MFS EMERGING GROWTH PORTFOLIO  MFS MID CAP GROWTH PORTFOLIO
                                               ------------------------  -----------------------------  ----------------------------
                                                   2001         2000          2001          2000            2001          2000
                                               -----------  -----------    -----------   ----------     -----------   -----------
OPERATIONS:
   Net investment income (loss) .............  $  (151,178) $   (19,483)   $   (25,291)  $   28,102     $  (121,861)  $   453,426
   Realized gain (loss) .....................   (1,128,785)   1,001,782         99,426      (22,279)      1,306,382       103,339
   Change in unrealized gain (loss)
      on investments ........................   (2,199,540)  (4,249,008)    (1,049,920)    (497,939)     (3,906,244)     (707,976)
                                               -----------  -----------    -----------   ----------     -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ..........   (3,479,503)  (3,266,709)      (975,785)    (492,116)     (2,721,723)     (151,211)
                                               -----------  -----------    -----------   ----------     -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ............      135,254    6,413,882         48,390    2,346,946         162,416     5,314,915
   Participant transfers from other
      Travelers accounts ....................    1,211,575    7,074,178        283,068      709,752         831,040     3,425,188
   Administrative charges ...................      (13,075)      (7,951)        (1,372)        (130)         (6,582)       (2,294)
   Contract surrenders ......................     (936,848)    (613,033)       (63,651)     (30,142)       (408,195)     (254,036)
   Participant transfers to other
      Travelers accounts ....................   (1,914,462)    (821,405)      (255,276)     (21,700)       (773,941)     (464,473)
   Other payments to participants ...........     (239,036)    (109,948)        (6,986)     (10,247)        (22,858)      (10,728)
                                               -----------  -----------    -----------   ----------     -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions ...   (1,756,592)  11,935,723          4,173    2,994,479        (218,120)    8,008,572
                                               -----------  -----------    -----------   ----------     -----------   -----------

      Net increase (decrease) in net assets .   (5,236,095)   8,669,014       (971,612)   2,502,363      (2,939,843)    7,857,361

NET ASSETS:
      Beginning of year .....................   18,683,303   10,014,289      2,502,363           --      10,279,420     2,422,059
                                               -----------  -----------    -----------   ----------     -----------   -----------
      End of year ...........................  $13,447,208  $18,683,303    $ 1,530,751   $2,502,363     $ 7,339,577   $10,279,420
                                               ===========  ============   ===========   ==========     ===========   ===========






                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                AIM CAPITAL APPRECIATION
  MFS RESEARCH PORTFOLIO     TRAVELERS QUALITY BOND PORTFOLIO           PORTFOLIO           MFS TOTAL RETURN PORTFOLIO
-------------------------    --------------------------------  --------------------------   --------------------------
   2001           2000             2001          2000              2001           2000         2001           2000
-----------    ----------       ----------    ----------       -----------    -----------   ----------     ----------

$   (74,862)   $   18,791       $  106,485    $  120,379       $  (152,892)   $   131,832   $  130,231     $  333,637
     22,650        45,997           40,024         7,122         1,973,941        185,660      357,173         (8,897)

 (1,587,087)     (675,666)          97,176        65,023        (5,297,821)    (2,803,794)    (644,762)       800,131
-----------    ----------       ----------    ----------       -----------    -----------   ----------     ----------

 (1,639,299)     (610,878)         243,685       192,524        (3,476,772)    (2,486,302)    (157,358)     1,124,871
-----------    ----------       ----------    ----------       -----------    -----------   ----------     ----------


     43,339     1,648,929          142,851       470,429           119,740      7,603,814      129,513      1,254,889

    448,568     2,564,008        1,668,543     2,038,543         1,363,919      5,185,215    1,309,739      3,280,499
     (3,739)       (3,073)          (2,080)       (1,117)           (8,296)        (3,776)      (4,821)        (3,075)
   (298,637)     (267,905)        (299,168)     (155,922)         (575,363)      (910,567)    (636,851)      (271,329)

   (619,777)     (265,222)        (474,124)     (310,401)       (1,308,320)      (427,072)   1,137,467)      (271,195)
    (98,845)           --               --       (18,071)          (99,113)      (155,571)    (169,280)      (178,795)
-----------    ----------       ----------    ----------       -----------    -----------   ----------     ----------


   (529,091)    3,676,737        1,036,022     2,023,461          (507,433)    11,292,043     (509,167)     3,810,994
-----------    ----------       ----------    ----------       -----------    -----------   ----------     ----------

 (2,168,390)    3,065,859        1,279,707     2,215,985        (3,984,205)     8,805,741     (666,525)     4,935,865


  6,860,018     3,794,159        4,107,270     1,891,285        13,605,954      4,800,213    9,034,809      4,098,944
-----------    ----------       ----------    ----------       -----------    -----------   ----------     ----------
$ 4,691,628    $6,860,018       $5,386,977    $4,107,270       $ 9,621,749    $13,605,954   $8,368,284     $9,034,809
===========    ==========       ==========    ==========       ===========    ===========   ==========     ==========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                 PUTNAM DIVERSIFIED INCOME   SMITH BARNEY AGGRESSIVE   SMITH BARNEY LARGE
                                                         PORTFOLIO              GROWTH PORTFOLIO       CAP VALUE PORTFOLIO
                                                 -------------------------   -----------------------   -------------------
                                                     2001         2000             2001       2000         2001     2000
                                                  ----------   ----------       -----------   ----        -------   ----
OPERATIONS:
   Net investment income (loss) ..............    $   90,998   $   93,257       $   (62,932)   $--        $   (89)   $--
   Realized gain (loss) ......................       (18,249)      (5,548)         (135,700)    --             --     --
   Change in unrealized gain (loss)
      on investments .........................       (34,567)    (107,313)          (82,967)    --          1,183     --
                                                  ----------   ----------       -----------    ---        -------    ---

      Net increase (decrease) in net assets
         resulting from operations ...........        38,182      (19,604)         (281,599)    --          1,094     --
                                                  ----------   ----------       -----------    ---        -------    ---

UNIT TRANSACTIONS:
   Participant purchase payments .............         3,989      177,697           389,153     --             --     --
   Participant transfers from other
      Travelers accounts .....................       132,910      563,322        10,615,779     --         72,183     --
   Administrative charges ....................          (688)        (457)           (1,933)    --             --     --
   Contract surrenders .......................       (67,529)     (20,085)         (731,622)    --             --     --
   Participant transfers to other
      Travelers accounts .....................       (48,669)    (279,360)         (309,071)    --             --     --
   Other payments to participants ............       (83,376)     (13,387)          (39,008)    --             --     --
                                                  ----------   ----------       -----------    ---        -------    ---

      Net increase (decrease) in net assets
         resulting from unit transactions ....       (63,363)     427,730         9,923,298     --         72,183     --
                                                  ----------   ----------       -----------    ---        -------    ---

      Net increase (decrease) in net assets ..       (25,181)     408,126         9,641,699     --         73,277     --

NET ASSETS:
   Beginning of year .........................     1,392,153      984,027                --     --             --     --
                                                  ----------   ----------       -----------    ---        -------    ---
   End of year ...............................    $1,366,972   $1,392,153       $ 9,641,699    $--        $73,277    $--
                                                  ==========   ==========       ===========    ===        =======    ===

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

SMITH BARNEY MID CAP   COMSTOCK PORTFOLIO -      CITISELECT(R) VIP           CITISELECT(R) VIP
   CORE PORTFOLIO        CLASS II SHARES      FOLIO 200 CONSERVATIVE        FOLIO 300 BALANCED
--------------------   ------------------   -------------------------   -------------------------
    2001     2000          2001    2000        2001          2000          2001           2000
   -------   ----        -------   ----     -----------   -----------   -----------   -----------

   $  (281)   $--        $  (126)   $--     $   380,754   $   259,528   $   400,435   $   632,955
       (27)    --           (152)    --        (651,464)      (10,330)     (905,155)       25,906

        58     --         (1,239)    --         145,181      (133,303)       60,180      (493,243)
   -------    ---        -------    ---     -----------   -----------   -----------   -----------


      (250)    --         (1,517)    --        (125,529)      115,895      (444,540)      165,618
   -------    ---        -------    ---     -----------   -----------   -----------   -----------


     8,839     --         18,000     --          27,413       208,679        24,672       151,703

    74,119     --         14,183     --         121,004       275,735        10,255       143,436
       (13)    --             (4)    --            (510)       (1,142)         (787)       (2,255)
        --     --             --     --         (60,424)     (821,541)     (367,819)   (1,053,061)

        --     --         (1,431)    --      (6,503,023)   (1,228,386)   (8,858,172)   (2,500,221)
        --     --             --     --         (87,241)     (229,878)      (38,624)     (151,108)
   -------    ---        -------    ---     -----------   -----------   -----------   -----------


    82,945     --         30,748     --      (6,502,781)   (1,796,533)   (9,230,475)   (3,411,506)
   -------    ---        -------    ---     -----------   -----------   -----------   -----------

    82,695     --         29,231     --      (6,628,310)   (1,680,638)   (9,675,015)   (3,245,888)


        --     --             --     --       6,628,310     8,308,948     9,675,015    12,920,903
   -------    ---        -------    ---     -----------   -----------   -----------   -----------
   $82,695    $--        $29,231    $--     $        --   $ 6,628,310   $        --   $ 9,675,015
   =======    ===        =======    ===     ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                                            SMITH BARNEY
                                                    CITISELECT (R) VIP         CITISELECT (R) VIP         SMALL CAP GROWTH
                                                     FOLIO 400 GROWTH        FOLIO 500 GROWTH PLUS      OPPORTUNITIES PORTFOLIO
                                                 ------------------------   ------------------------   ------------------------
                                                    2001          2000          2001         2000          2001         2000
                                                 -----------   ----------   -----------   ----------   -----------   ----------
OPERATIONS:
   Net investment income (loss) ..............   $   159,069   $  293,714   $    37,762   $  148,864   $   (52,330)  $  299,523
   Realized gain (loss) ......................      (655,284)      10,866      (517,134)     (59,731)      351,286      102,072
   Change in unrealized gain (loss)
      on investments .........................        35,845     (261,553)      257,477     (113,434)   (1,109,670)    (202,299)
                                                 -----------   ----------   -----------   ----------   -----------   ----------

      Net increase (decrease) in net assets
         resulting from operations ...........      (460,370)      43,027      (221,895)     (24,301)     (810,714)     199,296
                                                 -----------   ----------   -----------   ----------   -----------   ----------

UNIT TRANSACTIONS:
   Participant purchase payments .............        73,358      265,925         2,729       50,644        13,899      417,792
   Participant transfers from other
      Travelers accounts .....................        51,135      146,776        12,108       77,914     1,969,660    1,090,595
   Administrative charges ....................          (767)      (1,571)         (324)        (791)       (1,338)        (591)
   Contract surrenders .......................      (162,555)    (310,765)      (36,163)    (194,599)     (385,588)    (199,052)
   Participant transfers to other
      Travelers accounts .....................    (6,311,061)    (956,950)   (2,185,925)    (365,186)     (377,293)    (309,481)
   Other payments to participants ............        (6,974)     (18,930)      (18,025)          --          (895)          --
                                                 -----------   ----------   -----------   ----------   -----------   ----------

      Net increase (decrease) in net assets
         resulting from unit transactions ....    (6,356,864)    (875,515)   (2,225,600)    (432,018)    1,218,445      999,263
                                                 -----------   ----------   -----------   ----------   -----------   ----------

      Net increase (decrease) in net assets ..    (6,817,234)    (832,488)   (2,447,495)    (456,319)      407,731    1,198,559

NET ASSETS:
   Beginning of year .........................     6,817,234    7,649,722     2,447,495    2,903,814     4,279,059    3,080,500
                                                 -----------   ----------   -----------   ----------   -----------   ----------
   End of year ...............................   $        --   $6,817,234   $        --   $2,447,495   $ 4,686,790   $4,279,059
                                                 ===========   ==========   ===========   ==========   ===========   ==========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000


EQUITY-INCOME PORTFOLIO -              GROWTH              HIGH INCOME PORTFOLIO -
     INITIAL CLASS           PORTFOLIO - INITIAL CLASS          INITIAL CLASS            OVERSEAS PORTFOLIO
-------------------------   ---------------------------   -------------------------   -------------------------
    2001         2000           2001           2000          2001          2000          2001          2000
-----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------

$   305,822   $ 3,329,840   $   (478,246)  $  6,400,504   $ 1,270,150   $   983,740   $   454,318   $ 1,367,002
  1,524,457       100,276        846,392      1,167,431    (1,059,478)     (893,712)      181,003       161,260

 (4,604,657)     (516,072)   (11,099,854)   (15,625,336)   (1,549,431)   (3,743,081)   (3,156,123)   (4,577,960)
-----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------


 (2,774,378)    2,914,044    (10,731,708)    (8,057,401)   (1,338,759)   (3,653,053)   (2,520,802)   (3,049,698)
-----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------


    416,451     1,100,233        486,061      2,939,958       213,445       417,356        40,579       600,125

  2,240,736     1,709,319      2,967,145      7,895,514       285,522       847,873       154,263       978,978
    (10,655)       (7,958)       (13,325)        (9,457)       (2,058)       (1,819)       (1,788)       (1,409)
 (3,883,978)   (3,004,129)    (4,675,129)    (5,034,318)     (751,486)   (1,374,207)     (557,653)   (1,052,807)

 (3,568,655)   (5,592,220)    (6,451,761)    (2,879,116)     (877,268)   (2,563,289)   (1,158,309)     (554,452)
   (409,608)     (500,295)      (891,922)      (147,013)      (81,572)      (86,215)     (101,076)      (72,610)
-----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------


 (5,215,709)   (6,295,050)    (8,578,931)     2,765,568    (1,213,417)   (2,760,301)   (1,623,984)     (102,175)
-----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------

 (7,990,087)   (3,381,006)   (19,310,639)    (5,291,833)   (2,552,176)   (6,413,354)   (4,144,786)   (3,151,873)


 44,905,618    48,286,624     58,046,450     63,338,283    11,343,827    17,757,181    12,040,112    15,191,985
-----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
$36,915,531   $44,905,618   $ 38,735,811   $ 58,046,450   $ 8,791,651   $11,343,827   $ 7,895,326   $12,040,112
===========   ===========   ============   ============   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                             CONTRAFUND(R) PORTFOLIO -
                                                   CONTRAFUND PORTFOLIO           SERVICE CLASS 2           INDEX 500 PORTFOLIO
                                               ----------------------------  ------------------------  ---------------------------
                                                   2001            2000         2001          2000         2001           2000
                                               ------------    ------------  ----------    ----------  ------------   ------------
OPERATIONS:
   Net investment income (loss) .............  $    (96,597)   $  6,006,767  $  (10,054)   $   (8,928) $    116,614   $    463,492
   Realized gain (loss) .....................       255,736         741,922     (40,010)       (2,343)     (333,451)     2,456,482
   Change in unrealized gain (loss)
      on investments ........................    (6,360,083)    (10,675,175)   (193,219)      (82,707)  (12,139,190)   (13,747,588)
                                               ------------    ------------  ----------    ----------  ------------   ------------

      Net increase (decrease) in net assets
         resulting from operations ..........    (6,200,944)     (3,926,486)   (243,283)      (93,978)  (12,356,027)   (10,827,614)
                                               ------------    ------------  ----------    ----------  ------------   ------------

UNIT TRANSACTIONS:
   Participant purchase payments ............       306,297       2,151,317      19,893     1,421,308       898,552      3,804,953
   Participant transfers from other
      Travelers accounts ....................       838,416       3,484,119     281,469       385,542     2,747,970      6,459,311
   Administrative charges ...................       (10,771)         (7,839)     (1,005)          (40)      (20,938)       (15,359)
   Contract surrenders ......................    (1,900,391)     (2,492,026)    (87,879)      (23,307)   (6,305,915)    (5,580,127)
   Participant transfers to other
      Travelers accounts ....................    (3,617,942)     (2,989,240)   (218,648)      (24,971)   (6,863,154)    (5,172,919)
   Other payments to participants ...........      (278,085)       (126,531)    (31,392)           --      (745,784)      (823,159)
                                               ------------    ------------  ----------    ----------  ------------   ------------

      Net increase (decrease) in net assets
         resulting from unit transactions ...    (4,662,476)         19,800     (37,562)    1,758,532   (10,289,269)    (1,327,300)
                                               ------------    ------------  ----------    ----------  ------------   ------------

      Net increase (decrease) in net assets .   (10,863,420)     (3,906,686)   (280,845)    1,664,554   (22,645,296)   (12,154,914)


NET ASSETS:
   Beginning of year ........................    46,758,155      50,664,841   1,664,554            --     94,145,983    106,300,897
                                               ------------    ------------  ----------    ----------   ------------   ------------
   End of year ..............................  $ 35,894,735    $ 46,758,155  $1,383,709    $1,664,554   $ 71,500,687   $ 94,145,983
                                               ============    ============  ==========    ==========   ============   ============








                       See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

           COMBINED
------------------------------
    2001             2000
-------------    -------------

$   1,711,594    $  27,794,429
    5,652,875       20,057,287

 (125,268,175)    (126,418,237)
-------------    -------------


 (117,903,706)     (78,566,521)
-------------    -------------


    8,417,292       87,888,130

  100,211,941      119,498,334
     (213,912)        (138,429)
  (52,608,776)     (48,637,215)

 (107,353,201)     (57,194,489)
   (7,470,268)      (4,403,060)
-------------    -------------


  (59,016,924)      97,013,271
-------------    -------------

 (176,920,630)      18,446,750


  760,162,067      741,715,317
-------------    -------------
$ 583,241,437    $ 760,162,067
=============    =============

                       See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     First Citicorp Life Variable Annuity Separate Account ("Separate Account FCLIC") is a separate account of First Citicorp Life Insurance Company ("the Company"), an indirect subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by the company. Separate Account FCLIC is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account FCLIC includes the CitiVariable Annuity and CitiElite Annuity products.

     Participant purchase payments applied to Separate Account FCLIC are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2001, investments comprising Separate Account FCLIC were:

         High Yield Bond Trust, Massachusetts business trust, affiliate of The Travelers
         Money Market Portfolio, Massachusetts business trust, affiliate of The Travelers
         AIM Variable Insurance Funds, Inc., Delaware business trust
            AIM V.I. Capital Appreciation Fund
            AIM V.I. Government Securities Fund
            AIM V.I. Growth and Income Fund
            AIM V.I. Growth Fund
            AIM V.I. International Equity Fund
            AIM V.I. Value Fund
            AIM V.I. Balanced Fund
         Alliance Variable Product Series Fund, Inc., Maryland business trust
            Growth & Income Portfolio - Class B
            Premier Growth Portfolio - Class B
            Technology Portfolio - Class B
         Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
            Franklin Small Cap Fund - Class 2
            Templeton International Securities Fund - Class 2
         Greenwich Street Series Fund, Massachusetts business trust, affiliate of The Travelers
            Appreciation Portfolio
            Equity Index Portfolio - Class II Shares
            Fundamental Value Portfolio (formerly Total Return Portfolio)
         MFS Variable Insurance Trust, Massachusetts business trust
            MFS Bond Series
            MFS Emerging Growth Series
            MFS Global Governments Series
            MFS Money Market Series
            MFS Research Series
            MFS Total Return Series
         PIMCO Variable Insurance Trust, Massachusetts business trust
            Total Return Bond Portfolio
         Putnam Variable Trust, Massachusetts business trust
            Putnam VT International Growth Fund - Class IB Shares *
            Putnam VT Small Cap Value Fund - Class IB Shares
            Putnam VT Voyager II Fund - Class IB Shares *
         Salomon Brothers Variable Series Fund Inc., Maryland business trust, affiliate of The Travelers
            Capital Fund
            High Yield Bond Fund
            Investors Fund
            Total Return Fund

       Smith Barney Investment Series, Massachusetts business trust, affiliate of The Travelers (formerly Concert Investment Series)
          Growth and Income Portfolio (formerly Select Growth and Income Portfolio)
          Smith Barney Government Portfolio
          Smith Barney Large Cap Core Portfolio (formerly Select Growth Portfolio)
          Smith Barney Premier Selections All Cap Growth Portfolio (formerly Select Mid Cap Portfolio)
       The Travelers Series Trust, Massachusetts business trust, affiliate of The Travelers
          Equity Income Portfolio
          Large Cap Portfolio
          MFS Emerging Growth Portfolio
          MFS Mid Cap Growth Portfolio
          MFS Research Portfolio
          Travelers Quality Bond Portfolio
       Travelers Series Fund Inc., Maryland business trust, affiliate of The Travelers
          AIM Capital Appreciation Portfolio
          MFS Total Return Portfolio
          Putnam Diversified Income Portfolio
          Smith Barney Aggressive Growth Portfolio
          Smith Barney International All Cap Growth Portfolio *
          Smith Barney Large Cap Value Portfolio
          Smith Barney Large Capitalization Growth Portfolio *
          Smith Barney Mid Cap Core Portfolio
       Van Kampen Life Investment Trust, Delaware business trust
          Comstock Portfolio - Class II Shares
          Emerging Growth Portfolio - Class II Shares *
       Variable Annuity Portfolios, Massachusetts business trust
          Smith Barney Small Cap Growth Opportunities Portfolio (formerly CitiFunds Small Cap Growth VIP Portfolio)
       Variable Insurance Products Fund, Massachusetts business trust
          Equity-Income Portfolio - Initial Class
          Growth Portfolio - Initial Class
          High Income Portfolio - Initial Class
          Overseas Portfolio
       Variable Insurance Products Fund II, Massachusetts business trust
          Contrafund Portfolio
          Contrafund(R) Portfolio - Service Class 2
          Index 500 Portfolio
       Variable Insurance Products Fund III, Massachusetts business trust
          Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2 *

          * No assets for the period

     Not all funds may be available in all states or to all contract owners.

     Effective April 20, 2001, the assets of CitiSelect(R) VIP Folio 200 Conservative of Variable Annuity Portfolios were combined into Appreciation Portfolio of Greenwich Street Series Fund. At the effective date, Separate Account FCLIC held 647,283 shares of CitiSelect(R) VIP Folio 200 Conservative having a market value of $6,118,304, which were exchanged for 269,648 shares of Appreciation Portfolio equal in value.

     Effective April 20, 2001, the assets of CitiSelect(R) VIP Folio 300 Balanced of Variable Annuity Portfolios were combined into Appreciation Portfolio of Greenwich Street Series Fund. At the effective date, Separate Account FCLIC held 867,505 shares of CitiSelect(R) VIP Folio 300 Balanced having a market value of $8,109,908, which were exchanged for 357,422 shares of Appreciation Portfolio equal in value.

     Effective April 20, 2001, the assets of CitiSelect(R) VIP Folio 400 Growth of Variable Annuity Portfolios were combined into Smith Barney Aggressive Growth Portfolio of Travelers Series Fund Inc. At the effective date, Separate Account FCLIC held 631,753 shares CitiSelect(R) VIP Folio 400 Growth having a market value of $5,825,970, which were exchanged for 424,015 shares of Smith Barney Aggressive Growth Portfolio equal in value.

     Effective April 20, 2001, the assets of CitiSelect(R) VIP Folio 500 Growth Plus of Variable Annuity Portfolios were combined into Smith Barney Aggressive Growth Portfolio of Travelers Series Fund Inc. At the effective date, Separate Account FCLIC held 276,853 shares CitiSelect(R) VIP Folio 500 Growth Plus having a market value of $2,043,658, which were exchanged for 148,738 shares of Smith Barney Aggressive Growth Portfolio equal in value.

     Effective April 27, 2001, the assets of Select Small Cap Portfolio of Concert Investment Series (currently Smith Barney Investment Series) were combined into Smith Barney Small Cap Growth Opportunities Portfolio of Variable Annuity Portfolios. At the effective date, Separate Account FCLIC held 185,028 shares of Select Small Cap Portfolio having a market value of $1,682,847, which were exchanged for 169,642 shares of Smith Barney Small Cap Growth Opportunities Portfolio equal in value.

     The following is a summary of significant accounting policies consistently followed by Separate Account FCLIC in the preparation of its financial statements.

     SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date. In 2001, net dividend income and realized gain (loss) distributions were disclosed separately as net investment income and realized gain (loss) on the Statement of Changes in Net Assets. Prior year information has been reclassified for comparative purposes.

     FEDERAL INCOME TAXES. The operations of Separate Account FCLIC form a part of the total operations of the company and are not taxed separately. Separate Account FCLIC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account FCLIC. Separate Account FCLIC is not taxed as a "regulated investment company" under Subchapter M of the Code.

     FINANCIAL HIGHLIGHTS. In 2001, Separate Account FCLIC adopted the financial highlights disclosure recommended by the AICPA Audit Guide for Investment Companies. It is comprised of the units, unit values, net assets, investment income ratio, expense ratios and total returns for each sub-account. As each sub-account offers multiple contract charges, certain information is provided in the form of a range. In certain instances, the range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

     OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments were $125,960,855 and $156,208,581, respectively, for the year ended December 31, 2001. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $676,258,350 at December 31, 2001. Gross unrealized appreciation for all investments at December 31, 2001 was $3,583,452. Gross unrealized depreciation for all investments at December 31, 2001 was $96,551,581.

3.   CONTRACT CHARGES

     Insurance charges are paid for the mortality and expense risks assumed by the company. Each business day, the company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. For the CitiVariable Annuity contracts issued on or after February 1, 1999, this charge equals, on an annual basis, 1.25% of the amount held in each funding option (Price I in note 4). For the CitiVariable Annuity Contracts issued prior to February 1, 1999, this charge equals, on an annual basis, 0.84% of the amount held in each funding option (Price II in note 4). For the CitiElite annuity product this charge equals, on an annual basis 1.25% of the amount held in each funding options (Price III in note 4).

     Administrative fees are paid for administrative expenses. This fee is also deducted each business day and reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 0.15% of the amounts held in each funding option.

     For CitiVariable Annuity contracts in the accumulation phase with a contract value less than $25,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to the Company to cover contract administrative charges. For CitiElite Annuity contracts in the accumulation phase, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to the Company to cover contract administrative charges.

     No sales charge is deducted from participant purchase payments when they are received. However, for the CitiVariable Annuity product, the Company generally assesses a contingent deferred sales charge of up to 7% if a participant's purchase payment is surrendered within five years of its payment date. For the CitiElite Annuity product the Company generally assesses a contingent deferred sales charge of up to 7% if a participant's purchase payment is surrendered within seven years of its payment date. Contract surrender payments include $1,310,362 and $1,216,812 of contingent deferred sales charges for the year ended December 31, 2001 and 2000, respectively.

4.   NET CONTRACT OWNERS' EQUITY

                                                                      DECEMBER 31, 2001
                                                             ------------------------------------

                                                             ACCUMULATION    UNIT    ACCUMULATION
                                                                UNITS       VALUE     NET ASSETS
                                                             ------------   ------   ------------
High Yield Bond Trust
      Price III ..........................................       933,278    $1.064   $   993,405

Money Market Portfolio
      Price III ..........................................     3,340,414     1.094     3,656,410

AIM Variable Insurance Funds, Inc
   AIM V.I. Capital Appreciation Fund
      Price I ............................................     1,598,144     1.855     2,964,727
      Price II ...........................................    10,075,514     1.890    19,040,750
   AIM V.I. Government Securities Fund
      Price I ............................................     4,761,618     1.253     5,965,717
      Price II ...........................................     8,526,514     1.268    10,810,739
   AIM V.I. Growth and Income Fund
      Price I ............................................     4,600,690     1.261     5,800,460
      Price II ...........................................    12,600,655     1.284    16,183,890
   AIM V.I. Growth Fund
      Price I ............................................     2,884,468     1.087     3,136,403
      Price II ...........................................     4,982,273     1.108     5,518,763
   AIM V.I. International Equity Fund
      Price I ............................................     2,572,758     0.995     2,559,030
      Price II ...........................................    10,826,265     1.013    10,969,908
   AIM V.I. Value Fund
      Price I ............................................     9,561,278     1.438    13,747,108
      Price II ...........................................    19,569,313     1.465    28,662,449
      Price III ..........................................     5,229,207     0.698     3,650,498
   AIM V.I. Balanced Fund
      Price I ............................................            --     0.920            --
      Price II ...........................................            --     0.922            --
      Price III ..........................................         3,806     0.920         3,500

Alliance Variable Product Series Fund, Inc.
   Growth & Income Portfolio - Class B
      Price I ............................................            --     0.934            --
      Price II ...........................................            --     0.937            --
      Price III ..........................................         7,817     0.934         7,302
   Premier Growth Portfolio - Class B
      Price I ............................................            --     0.869            --
      Price II ...........................................            --     0.872            --
      Price III ..........................................         2,426     0.869         2,109
   Technology Portfolio - Class B
      Price III ..........................................     4,367,933     0.477     2,084,103

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2
      Price III ..........................................     2,355,369     1.105     2,604,778
   Templeton International Securities Fund - Class 2
      Price III ..........................................     5,705,290     0.921     5,260,654

                                                                       DECEMBER 31, 2001
                                                             ------------------------------------

                                                             ACCUMULATION    UNIT    ACCUMULATION
                                                                UNITS       VALUE     NET ASSETS
                                                             ------------   ------   ------------
Greenwich Street Series Fund
   Appreciation Portfolio
      Price I ............................................       575,115    $0.993   $   571,362
      Price II ...........................................    11,031,329     0.997    10,995,505
      Price III ..........................................       611,988     0.993       607,994
   Equity Index Portfolio - Class II Shares ..............     2,369,636     2.756     6,529,775
   Fundamental Value Portfolio
      Price I ............................................            --     0.927            --
      Price II ...........................................            --     0.930            --
      Price III ..........................................       287,160     0.927       266,184

MFS Variable Insurance Trust
   MFS Bond Series
      Price I ............................................     2,141,421     1.277     2,734,795
      Price II ...........................................     5,712,058     1.292     7,382,387
   MFS Emerging Growth Series
      Price I ............................................     4,313,656     1.394     6,010,791
      Price II ...........................................    18,468,413     1.420    26,215,812
   MFS Global Governments Series
      Price I ............................................       138,516     1.202       166,511
      Price II ...........................................     1,494,819     1.217     1,818,477
   MFS Money Market Series
      Price I ............................................     1,654,997     1.253     2,072,984
      Price II ...........................................    11,776,845     1.268    14,927,849
   MFS Research Series
      Price I ............................................     2,315,774     1.245     2,883,592
      Price II ...........................................    15,352,030     1.269    19,473,653
   MFS Total Return Series
      Price I ............................................     5,524,636     1.488     8,218,459
      Price II ...........................................    15,308,655     1.506    23,046,454

PIMCO Variable Insurance Trust
   Total Return Bond Portfolio
      Price I ............................................            --     1.055            --
      Price II ...........................................            --     1.058            --
      Price III ..........................................       102,543     1.055       108,184

Putnam Variable Trust
   Putnam VT Small Cap Value Fund - Class IB Shares
      Price I ............................................            --     1.101            --
      Price II ...........................................            --     1.104            --
      Price III ..........................................        26,300     1.101        28,962

Salomon Brothers Variable Series Fund Inc.
   Capital Fund
      Price III ..........................................    10,639,024     1.301    13,838,426
   High Yield Bond Fund
      Price III ..........................................     1,403,991     1.049     1,472,779
   Investors Fund
      Price III ..........................................     9,331,074     1.089    10,158,006
   Total Return Fund
      Price III ..........................................     3,546,592     1.016     3,603,569

                                                                        DECEMBER 31, 2001
                                                                 ------------------------------------

                                                                 ACCUMULATION    UNIT    ACCUMULATION
                                                                    UNITS       VALUE     NET ASSETS
                                                                 ------------   ------   ------------
Smith Barney Investment Series
   Growth and Income Portfolio
      Price III ..............................................     1,719,869    $0.873   $ 1,500,625
   Smith Barney Government Portfolio
      Price III ..............................................     1,413,098     1.160     1,639,185
   Select Small Cap Portfolio
      Price III ..............................................            --     0.940            --
   Smith Barney Large Cap Core Portfolio
      Price III ..............................................     3,095,027     0.932     2,882,972
   Smith Barney Premier Selections All Cap Growth Portfolio
      Price III ..............................................     1,757,255     1.171     2,057,033

The Travelers Series Trust
   Equity Income Portfolio
      Price III ..............................................     1,019,162     1.003     1,022,121
   Large Cap Portfolio
      Price III ..............................................    15,963,286     0.842    13,447,208
   MFS Emerging Growth Portfolio
      Price III ..............................................     3,004,546     0.510     1,530,751
   MFS Mid Cap Growth Portfolio
      Price III ..............................................     5,758,373     1.275     7,339,577
   MFS Research Portfolio
      Price III ..............................................     5,463,759     0.859     4,691,628
   Travelers Quality Bond Portfolio
      Price III ..............................................     4,803,284     1.122     5,386,977

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio
      Price III ..............................................    10,399,298     0.926     9,621,749
   MFS Total Return Portfolio
      Price III ..............................................     7,478,381     1.119     8,368,284
   Putnam Diversified Income Portfolio
      Price III ..............................................     1,343,207     1.018     1,366,972
   Smith Barney Aggressive Growth Portfolio
      Price I ................................................       842,380     1.042       878,080
      Price II ...............................................     7,786,997     1.046     8,143,835
      Price III ..............................................       594,585     1.042       619,784
   Smith Barney Large Cap Value Portfolio
      Price I ................................................            --     0.917            --
      Price II ...............................................            --     0.920            --
      Price III ..............................................        79,903     0.917        73,277
   Smith Barney Mid Cap Core Portfolio
      Price I ................................................            --     0.945            --
      Price II ...............................................            --     0.947            --
      Price III ..............................................        87,535     0.945        82,695

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares
      Price I ................................................            --     0.922            --
      Price II ...............................................            --     0.924            --
      Price III ..............................................        31,711     0.922        29,231

                                                                       DECEMBER 31, 2001
                                                              ------------------------------------

                                                              ACCUMULATION    UNIT    ACCUMULATION
                                                                 UNITS       VALUE     NET ASSETS
                                                              ------------   ------   ------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
      Price I .............................................       315,959    $1.262   $    398,663
      Price II ............................................     1,648,456     1.285      2,118,872
      Price III ...........................................     1,687,182     1.286      2,169,255

Variable Insurance Products Fund
   Equity-Income Portfolio - Initial Class
      Price I .............................................     4,691,585     1.402      6,578,118
      Price II ............................................    21,239,840     1.428     30,337,413
   Growth Portfolio - Initial Class
      Price I .............................................     6,005,348     2.386     14,327,740
      Price II ............................................    10,042,682     2.430     24,408,071
   High Income Portfolio - Initial Class
      Price I .............................................     2,338,866     0.764      1,787,673
      Price II ............................................     9,054,785     0.774      7,003,978
   Overseas Portfolio
      Price I .............................................       850,273     1.050        892,754
      Price II ............................................     6,546,985     1.070      7,002,572

Variable Insurance Products Fund II
   Contrafund Portfolio
      Price I .............................................     6,668,428     1.508     10,058,336
      Price II ............................................    16,814,509     1.536     25,836,399
   Contrafund(R)Portfolio - Service Class 2 ...............     1,714,241     0.807      1,383,709
   Index 500 Portfolio
      Price I .............................................    13,170,857     1.436     18,913,489
      Price II ............................................    35,948,209     1.463     52,587,198
                                                                                      ------------

Net Contract Owners' Equity ...............................                           $583,241,437
                                                                                      ============

5.   STATEMENT OF INVESTMENTS

                                                                                      FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                            -----------------------------------------------------

INVESTMENTS                                                                   NO. OF        MARKET        COST OF      PROCEEDS
                                                                              SHARES         VALUE       PURCHASES    FROM SALES
                                                                            ----------   ------------   -----------   -----------
   HIGH YIELD BOND TRUST (0.2%)
         Total (Cost $1,019,235)                                               109,903   $    993,519   $   428,819   $   238,677
                                                                            ----------   ------------   -----------   -----------

   MONEY MARKET PORTFOLIO (0.6%)
         Total (Cost $3,654,458)                                             3,654,458      3,654,458     3,374,476     1,648,496
                                                                            ----------   ------------   -----------   -----------

   AIM VARIABLE INSURANCE FUNDS, INC. (22.1%)
      AIM V.I. Capital Appreciation Fund (Cost $24,864,795)                  1,013,231     22,007,381     2,180,464     5,959,875
      AIM V.I. Government Securities Fund (Cost $16,364,311)                 1,455,162     16,778,020     5,932,701     3,142,714
      AIM V.I. Growth and Income Fund (Cost $25,436,744)                     1,088,434     21,986,360       354,469     4,319,100
      AIM V.I. Growth Fund (Cost $13,881,327)                                  528,771      8,655,985     1,194,914     3,859,987
      AIM V.I. International Equity Fund (Cost $18,661,581)                    907,453     13,530,123       611,127     3,898,316
      AIM V.I. Value Fund (Cost $53,447,895)                                 1,972,781     46,064,427     2,332,250     9,128,992
      AIM V.I. Balanced Fund (Cost $3,413)                                         323          3,500         3,751           350
                                                                            ----------   ------------   -----------   -----------
         Total (Cost $152,660,066)                                           6,966,155    129,025,796    12,609,676    30,309,334
                                                                            ----------   ------------   -----------   -----------

   ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. (0.4%)
      Growth & Income Portfolio - Class B (Cost $7,401)                            331          7,303         7,424            21
      Premier Growth Portfolio - Class B (Cost $2,090)                              84          2,109         2,090            --
      Technology Portfolio - Class B (Cost $3,871,019)                         121,536      2,084,348       637,130       526,096
                                                                            ----------   ------------   -----------   -----------
         Total (Cost $3,880,510)                                               121,951      2,093,760       646,644       526,117
                                                                            ----------   ------------   -----------   -----------

   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (1.3%)
      Franklin Small Cap Fund - Class 2 (Cost $3,526,624)                      145,854      2,603,490       310,776       544,477
      Templeton International Securities Fund - Class 2 (Cost $7,924,844)      447,861      5,257,891     2,111,331     1,158,635
                                                                            ----------   ------------   -----------   -----------
         Total (Cost $11,451,468)                                              593,715      7,861,381     2,422,107     1,703,112
                                                                            ----------   ------------   -----------   -----------

   GREENWICH STREET SERIES FUND (3.3%)
      Appreciation Portfolio (Cost $12,712,914)                                562,137     12,175,898    15,237,886     2,380,116
      Equity Index Portfolio - Class II Shares (Cost $7,888,004)               231,826      6,530,535     1,067,469       914,262
      Fundamental Value Portfolio (Cost $261,953)                               13,953        266,215       274,042        11,532
                                                                            ----------   ------------   -----------   -----------
         Total (Cost $20,862,871)                                              807,916     18,972,648    16,579,397     3,305,910
                                                                            ----------   ------------   -----------   -----------

   MFS VARIABLE INSURANCE TRUST (19.7%)
      MFS Bond Series (Cost $9,854,447)                                        878,307     10,118,093     3,699,679     1,768,189
      MFS Emerging Growth Series (Cost $40,299,617)                          1,792,517     32,229,464     5,075,810     9,689,367
      MFS Global Governments Series (Cost $1,996,873)                          196,745      1,985,154       179,676       210,796
      MFS Money Market Series (Cost $17,002,772)                            17,002,772     17,002,772    19,344,026    11,124,332
      MFS Research Series (Cost $26,996,144)                                 1,561,395     22,359,179     3,930,094     4,695,400
      MFS Total Return Series (Cost $29,769,825)                             1,680,158     31,267,742     5,198,477     5,375,600
                                                                            ----------   ------------   -----------   -----------
         Total (Cost $125,919,678)                                          23,111,894    114,962,404    37,427,762    32,863,684
                                                                            ----------   ------------   -----------   -----------

   PIMCO VARIABLE INSURANCE TRUST (0.0%)
      Total Return Bond Portfolio
         Total (Cost $111,306)                                                  10,940        108,196       127,173        16,077
                                                                            ----------   ------------   -----------   -----------

                                                                            FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                   ---------------------------------------------------

                                                                     NO. OF      MARKET        COST OF      PROCEEDS
                                                                     SHARES       VALUE       PURCHASES    FROM SALES
                                                                   ---------   -----------   -----------   -----------
   PUTNAM VARIABLE TRUST (0.0%)
      Putnam VT Small Cap Value Fund - Class IB Shares
         Total (Cost $26,732)                                          1,927   $    28,965   $    26,802   $        69
                                                                   ---------   -----------   -----------   -----------

   SALOMON BROTHERS VARIABLE SERIES FUND INC. (5.0%)
      Capital Fund (Cost $13,115,395)                                916,558    13,840,024     1,506,081     1,837,813
      High Yield Bond Fund (Cost $1,666,845)                         181,174     1,472,948       215,896       157,580
      Investors Fund (Cost $9,906,109)                               794,307    10,159,182       912,508     1,820,935
      Total Return Fund (Cost $3,634,184)                            346,870     3,603,984       617,287     1,208,528
                                                                   ---------   -----------   -----------   -----------
         Total (Cost $28,322,533)                                  2,238,909    29,076,138     3,251,772     5,024,856
                                                                   ---------   -----------   -----------   -----------

   SMITH BARNEY INVESTMENT SERIES (1.4%)
      Growth and Income Portfolio (Cost $1,723,620)                  168,440     1,500,799       458,374       406,351
      Smith Barney Government Portfolio (Cost $1,553,009)            146,634     1,639,373       646,725       264,642
      Select Small Cap Portfolio (Cost $0)                                --            --        87,423     1,742,560
      Smith Barney Large Cap Core Portfolio (Cost $3,538,160)        300,658     2,883,307       314,964       625,179
      Smith Barney Premier Selections All Cap
         Growth Portfolio (Cost $2,200,407)                          171,439     2,057,273       289,441       269,068
                                                                   ---------   -----------   -----------   -----------
            Total (Cost $9,015,196)                                  787,171     8,080,752     1,796,927     3,307,800
                                                                   ---------   -----------   -----------   -----------

   THE TRAVELERS SERIES TRUST (5.7%)
      Equity Income Portfolio (Cost $1,047,425)                       68,195     1,022,239       247,209        91,825
      Large Cap Portfolio (Cost $19,164,077)                         973,139    13,448,775     1,065,688     2,969,386
      MFS Emerging Growth Portfolio (Cost $3,078,788)                139,049     1,530,929       669,331       301,555
      MFS Mid Cap Growth Portfolio (Cost $11,360,878)                748,260     7,340,434     2,686,551     1,165,652
      MFS Research Portfolio (Cost $6,500,422)                       535,025     4,692,173       720,999       979,315
      Travelers Quality Bond Portfolio (Cost $5,216,262)             473,011     5,387,595     1,843,028       701,476
                                                                   ---------   -----------   -----------   -----------
         Total (Cost $46,367,852)                                  2,936,679    33,422,145     7,232,806     6,209,209
                                                                   ---------   -----------   -----------   -----------

   TRAVELERS SERIES FUND INC. (5.0%)
      AIM Capital Appreciation Portfolio (Cost $16,743,685)          941,572     9,622,870     3,987,003     1,729,267
      MFS Total Return Portfolio (Cost $8,204,309)                   501,753     8,369,248     1,749,202     1,809,059
      Putnam Diversified Income Portfolio (Cost $1,494,545)          136,304     1,367,129       254,719       227,458
      Smith Barney Aggressive Growth Portfolio (Cost $9,725,516)     718,521     9,642,549    10,909,762     1,048,546
      Smith Barney Large Cap Value Portfolio (Cost $72,103)            3,942        73,286        72,183            80
      Smith Barney Mid Cap Core Portfolio (Cost $82,647)               6,697        82,705        82,951           277
                                                                   ---------   -----------   -----------   -----------
         Total (Cost $36,322,805)                                  2,308,789    29,157,787    17,055,820     4,814,687
                                                                   ---------   -----------   -----------   -----------

   VAN KAMPEN LIFE INVESTMENT TRUST (0.0%)
      Comstock Portfolio - Class II Shares
      Total (Cost $30,474)                                             2,567        29,235        32,183         1,557
                                                                   ---------   -----------   -----------   -----------

   VARIABLE ANNUITY PORTFOLIOS (0.8%)
      CitiSelect(R)VIP Folio 200 Conservative (Cost $0)                   --            --       514,470     6,627,277
      CitiSelect(R)VIP Folio 300 Balanced (Cost $0)                       --            --       751,260     9,306,458
      CitiSelect(R)VIP Folio 400 Growth (Cost $0)                         --            --       583,994     6,488,726
      CitiSelect(R)VIP Folio 500 Growth Plus (Cost $0)                    --            --       224,988     2,244,143
      Smith Barney Small Cap Growth Opportunities
         Portfolio (Cost $5,492,647)                                 490,813     4,687,262     2,471,409       826,545
                                                                   ---------   -----------   -----------   -----------
            Total (Cost $5,492,647)                                  490,813     4,687,262     4,546,121    25,493,149
                                                                   ---------   -----------   -----------   -----------

                                                                            FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                   ------------------------------------------------------

                                                                     NO. OF       MARKET        COST OF        PROCEEDS
                                                                     SHARES        VALUE       PURCHASES      FROM SALES
                                                                   ---------   ------------   ------------   ------------
   Variable Insurance Products Fund (15.8%)
      Equity-Income Portfolio - Initial Class (Cost $39,394,361)   1,622,804   $ 36,918,781   $  3,993,901   $  6,879,330
      Growth Portfolio - Initial Class (Cost $48,760,875)          1,152,618     38,739,491      6,079,074     11,528,332
      High Income Portfolio - Initial Class (Cost $15,033,644)     1,371,673      8,792,426      1,818,343      1,764,503
      Overseas Portfolio (Cost $11,657,154)                          568,876      7,895,999      1,578,038      1,876,207
                                                                   ---------   ------------   ------------   ------------
         Total (Cost $114,846,034)                                 4,715,971     92,346,697     13,469,356     22,048,372
                                                                   ---------   ------------   ------------   ------------

   VARIABLE INSURANCE PRODUCTS FUND II (18.7%)
      Contrafund Portfolio (Cost $41,587,514)                      1,783,309     35,898,007      2,052,382      5,625,269
      Contrafund(R)Portfolio - Service Class 2 (Cost $1,659,795)      69,193      1,383,869        350,673        352,180
      Index 500 Portfolio (Cost $73,027,176)                         549,759     71,507,202      2,529,959     12,720,026
                                                                   ---------   ------------   ------------   ------------
         Total (Cost $116,274,485)                                 2,402,261    108,789,078      4,933,014     18,697,475
                                                                   ---------   ------------   ------------   ------------

   TOTAL INVESTMENTS (100%)
      (COST $676,258,350)                                                      $583,290,221   $125,960,855   $156,208,581
                                                                               ============   ============   ============

6.   FINANCIAL HIGHLIGHTS

                                                                  FOR THE YEAR ENDED DECEMBER 31, 2001
                                  ------------------------------------------------------------------------------------------------
                                   UNITS       UNIT VALUE      NET ASSETS    INVESTMENT      EXPENSE RATIO         TOTAL RETURN
                                  (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO   LOWEST TO HIGHEST    LOWEST TO HIGHEST*
                                  ------   -----------------   ----------   ------------   -----------------   -------------------
HIGH YIELD BOND TRUST                933   $         1.064      $   993        6.48%                  1.40%                  8.02%
MONEY MARKET PORTFOLIO             3,340             1.094        3,656        3.48%                  1.40%                  2.24%
AIM VARIABLE
INSURANCE FUNDS, INC.
   AIM V.I. Capital
      Appreciation Fund           11,674    1.855 to 1.890       22,005          --          0.99% to 1.40%    (24.38%) to (24.04%)
   AIM V.I. Government
      Securities Fund             13,288    1.253 to 1.268       16,776        3.14%         0.99% to 1.40%         4.94% to 5.40%
   AIM V.I. Growth and Income
      Fund                        17,201    1.261 to 1.284       21,984        0.04%         0.99% to 1.40%    (23.90%) to (23.62%)
   AIM V.I. Growth Fund            7,867    1.087 to 1.108        8,655        0.19%         0.99% to 1.40%    (34.83%) to (34.52%)
   AIM V.I. International
      Equity Fund                 13,399    0.995 to 1.013       13,529        0.28%         0.99% to 1.40%    (24.56%) to (24.35%)
   AIM V.I. Value Fund            34,360    0.698 to 1.465       46,060        0.12%         0.99% to 1.40%    (13.83%) to (13.42%)
   AIM V.I. Balanced Fund              4             0.920            4        1.72%                  1.40%                  4.19%
ALLIANCE VARIABLE PRODUCT
SERIES FUND, INC.
   Growth & Income Portfolio -
      Class B                          8             0.934            7          --                   1.40%                 (4.79%)
   Premier Growth Portfolio -
      Class B                          2             0.869            2          --                   1.40%                  0.93%
   Technology Portfolio -
      Class B                      4,368             0.477        2,084          --                   1.40%                (26.50%)
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
   Franklin Small Cap Fund -
      Class 2                      2,355             1.105        2,605        0.38%                  1.40%                (16.48%)
   Templeton International
      Securities Fund - Class 2    5,705             0.921        5,261        3.00%                  1.40%                (17.25%)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio         12,218    0.993 to 0.997       12,175        1.14%         0.99% to 1.40%      (4.43%) to (4.13%)
   Equity Index Portfolio -
      Class II Shares              2,370             2.756        6,530        0.69%                  1.40%                (13.58%)
   Fundamental Value Portfolio       287             0.927          266        0.14%                  1.40%                 (7.58%)
MFS VARIABLE INSURANCE TRUST
   MFS Bond Series                 7,853    1.277 to 1.292       10,117        6.06%         0.99% to 1.40%         7.22% to 7.58%
   MFS Emerging Growth Series     22,782    1.394 to 1.420       32,227          --          0.99% to 1.40%    (34.40%) to (34.14%)
   MFS Gobal Governments Series    1,633    1.202 to 1.217        1,985        3.75%         0.99% to 1.40%         3.26% to 3.75%
   MFS Money Market Series        13,432    1.253 to 1.268       17,001        3.48%         0.99% to 1.40%         2.29% to 2.76%
   MFS Research Series            17,668    1.245 to 1.269       22,357        0.01%         0.99% to 1.40%    (22.38%) to (22.00%)
   MFS Total Return Series        20,833    1.488 to 1.506       31,265        2.21%         0.99% to 1.40%      (1.13%) to (0.73%)
PIMCO VARIABLE INSURANCE TRUST
   Total Return Bond Portfolio       103             1.055          108        1.76%                  1.40%                  2.53%
PUTNAM VARIABLE TRUST
   Putnam VT Small Cap Value
      Fund-Class IB Shares            26             1.101           29          --                   1.40%                  1.94%
SALOMON BROTHERS VARIABLE
SERIES FUND INC.
   Capital Fund                   10,639             1.301       13,838        0.65%                  1.40%                  0.46%
   High Yield Bond Fund            1,404             1.049        1,473        7.55%                  1.40%                  3.66%
   Investors Fund                  9,331             1.089       10,158        0.67%                  1.40%                 (5.47%)
   Total Return Fund               3,547             1.016        3,604        1.87%                  1.40%                 (2.21%)
SMITH BARNEY INVESTMENT SERIES
   Growth and Income Portfolio     1,720             0.873        1,501          --                   1.40%                (12.00%)
   Smith Barney Government
      Portfolio                    1,413             1.160        1,639          --                   1.40%                  4.41%
   Smith Barney Large Cap Core
      Portfolio                    3,095             0.932        2,883          --                   1.40%                (15.66%)
   Smith Barney Premier
      Selections All Cap
      Growth Portfolio             1,757             1.171        2,057          --                   1.40%                (15.33%)

                                                                    FOR THE YEAR ENDED DECEMBER 31, 2001
                                  ------------------------------------------------------------------------------------------------
                                   UNITS      UNIT VALUE       NET ASSETS    INVESTMENT      EXPENSE RATIO         TOTAL RETURN
                                  (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO   LOWEST TO HIGHEST    LOWEST TO HIGHEST*
                                  ------   -----------------   ----------   ------------   -----------------   -------------------
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio         1,019   $         1.003      $ 1,022          1.11%                1.40%                 (7.90%)
   Large Cap Portfolio            15,963             0.842       13,447          0.43%                1.40%                (18.49%)
   MFS Emerging Growth
      Portfolio                    3,005             0.510        1,531            --                 1.40%                (37.04%)
   MFS Mid Cap Growth Portfolio    5,758             1.275        7,340            --                 1.40%                (24.73%)
   MFS Research Portfolio          5,464             0.859        4,692          0.04%                1.40%                (23.51%)
   Travelers Quality Bond
      Portfolio                    4,803             1.122        5,387          3.56%                1.40%                  5.65%
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
      Portfolio                   10,399             0.926        9,622            --                 1.40%                (24.84%)
   MFS Total Return Portfolio      7,478             1.119        8,368          2.85%                1.40%                 (1.41%)
   Putnam Diversified Income
      Portfolio                    1,343             1.018        1,367          7.87%                1.40%                  2.83%
   Smith Barney Aggressive
      Growth Portfolio             9,224    1.042 to 1.046        9,642            --        0.99% to 1.40%      (3.34%) to (2.97%)
   Smith Barney Large Cap
      Value Portfolio                 80             0.917           73            --                 1.40%                  1.55%
   Smith Barney Mid Cap Core
      Portfolio                       88             0.945           83            --                 1.40%                 (5.59%)
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio -
      Class II Shares                 32             0.922           29            --                 1.40%                 (7.52%)
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
      Growth Opportunities
         Portfolio                 3,652    1.262 to 1.286        4,687            --        0.99% to 1.40%    (17.35%) to (17.10%)
VARIABLE INSURANCE PRODUCTS
   FUND
   Equity-Income Portfolio -
      Initial Class               25,931    1.402 to 1.428       36,916          1.82%       0.99% to 1.40%      (6.28%) to (5.93%)
   Growth Portfolio -
      Intial Class                16,048    2.386 to 2.430       38,736          0.09%       0.99% to 1.40%    (18.79%) to (18.48%)
   High Income Portfolio -
      Initial Class               11,394    0.764 to 0.774        8,792         13.64%       0.99% to 1.40%    (12.98%) to (12.54%)
   Overseas Portfolio              7,397    1.050 to 1.070        7,895          5.81%       0.99% to 1.40%    (22.28%) to (21.90%)
VARIABLE INSURANCE PRODUCTS
   FUND II
   Contrafund Portfolio           23,483    1.508 to 1.536       35,895          0.85%       0.99% to 1.40%    (13.48%) to (13.12%)
   Contrafund(R) Portfolio -
      Service Class 2              1,714             0.807        1,384          0.73%                1.40%                (13.69%)
   Index 500 Portfolio            49,119    1.436 to 1.463       71,501          1.24%       0.99% to 1.40%    (13.34%) to (12.97%)

* Total return lowest and highest range displayed is calculated from the beginning of the fiscal year to the end of the fiscal year except where a unit value inception date occurred during the course of the current fiscal year. In this case, the inception date unit value is used in the computation.

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT FCLIC
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                                           AIM V.I. CAPITAL
                                                    HIGH YIELD BOND TRUST    MONEY MARKET PORTFOLIO        APPRECIATION FUND
                                                    ---------------------   ------------------------   ------------------------
                                                       2001        2000        2001          2000         2001          2000
                                                     --------    -------    ----------    ----------   ----------    ----------

Accumulation units beginning of year ............     797,442    229,710     1,806,081       325,542   14,325,667    13,110,720
Accumulation units purchased and
   transferred from other Travelers accounts ....     360,118    617,301     3,384,250     2,553,613      395,916     2,382,750
Accumulation units redeemed and
   transferred to other Travelers accounts ......    (224,282)   (49,569)   (1,849,917)   (1,073,074)  (3,047,925)   (1,167,803)
                                                     --------    -------    ----------    ----------   ----------    ----------
Accumulation units end of year ..................     933,278    797,442     3,340,414     1,806,081   11,673,658    14,325,667
                                                     ========    =======    ==========    ==========   ==========    ==========

                                                      AIM V.I. GOVERNMENT        AIM V.I. GROWTH AND
                                                        SECURITIES FUND              INCOME FUND            AIM V.I. GROWTH FUND
                                                    ------------------------   ------------------------   ------------------------
                                                       2001          2000         2001          2000         2001          2000
                                                    ----------    ----------   ----------    ----------   ----------    ----------

Accumulation units beginning of year ............   11,276,924    12,533,453   19,970,552    19,602,035   10,034,304     8,473,697
Accumulation units purchased and
   transferred from other Travelers accounts ....    4,926,696     1,108,039      713,653     2,322,138    1,218,119     2,636,432
Accumulation units redeemed and
   transferred to other Travelers accounts ......   (2,915,488)   (2,364,568)  (3,482,860)   (1,953,621)  (3,385,682)   (1,075,825)
                                                    ----------    ----------   ----------    ----------   ----------    ----------
Accumulation units end of year ..................   13,288,132    11,276,924   17,201,345    19,970,552    7,866,741    10,034,304
                                                    ==========    ==========   ==========    ==========   ==========    ==========

                                                     AIM V.I. INTERNATIONAL
                                                           EQUITY FUND           AIM V.I. VALUE FUND     AIM V.I. BALANCED FUND
                                                    ------------------------   ------------------------   --------------------
                                                       2001          2000         2001          2000         2001     2000
                                                    ----------    ----------   ----------    ----------      -----    ----

Accumulation units beginning of year ............   16,587,745    14,833,051   39,234,431    32,786,355         --     --
Accumulation units purchased and
   transferred from other Travelers accounts ....      267,747     3,540,771    2,551,375    10,374,994      4,181     --
Accumulation units redeemed and
   transferred to other Travelers accounts ......   (3,456,469)   (1,786,077)  (7,426,008)   (3,926,918)      (375)    --
                                                    ----------    ----------   ----------    ----------      -----    ----
Accumulation units end of year ..................   13,399,023    16,587,745   34,359,798    39,234,431      3,806     --
                                                    ==========    ==========   ==========    ==========      =====    ====

                                                      GROWTH & INCOME        PREMIER GROWTH     TECHNOLOGY PORTFOLIO -
                                                    PORTFOLIO - CLASS B   PORTFOLIO - CLASS B          CLASS B
                                                    -------------------   -------------------   ----------------------
                                                        2001    2000          2001    2000        2001         2000
                                                       -----    ----         -----    ----      ---------    ---------

Accumulation units beginning of year ............         --     --             --     --       4,555,999           --
Accumulation units purchased and
   transferred from other Travelers accounts ....      7,817     --          2,426     --         744,722    4,645,882
Accumulation units redeemed and
   transferred to other Travelers accounts ......         --     --             --     --        (932,788)     (89,883)
                                                       -----    ----         -----    ----      ---------    ---------
Accumulation units end of year ..................      7,817     --          2,426     --       4,367,933    4,555,999
                                                       =====    ====         =====    ====      =========    =========

7.  SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT FCLIC
    FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                  FRANKLIN SMALL CAP FUND -    TEMPLETON INTERNATIONAL
                                                          CLASS 2             SECURITIES FUND - CLASS 2   APPRECIATION PORTFOLIO
                                                  -------------------------   -------------------------   ----------------------
                                                     2001          2000           2001         2000            2001       2000
                                                   ---------    ----------     ----------    ---------      ----------    ----

Accumulation units beginning of year ..........    2,559,722       610,331      6,380,304    1,695,046              --     --
Accumulation units purchased and
   transferred from other Travelers accounts ..      251,157     3,758,575        527,210    5,321,292      14,891,274     --
Accumulation units redeemed and
   transferred to other Travelers accounts ....     (455,510)   (1,809,184)    (1,202,224)    (636,034)     (2,672,842)    --
                                                   ---------    ----------     ----------    ---------      ----------    ----
Accumulation units end of year ................    2,355,369     2,559,722      5,705,290    6,380,304      12,218,432     --
                                                   =========    ==========     ==========    =========      ==========    ====

                                                  EQUITY INDEX PORTFOLIO -   FUNDAMENTAL VALUE
                                                      CLASS II SHARES            PORTFOLIO             MFS BOND SERIES
                                                  ------------------------   ------------------   ------------------------
                                                     2001          2000       2001       2000        2001          2000
                                                   ---------    ---------     -------    ----     ----------    ----------

Accumulation units beginning of year ..........    2,314,812      653,333          --      --      6,687,834     7,365,985
Accumulation units purchased and
   transferred from other Travelers accounts ..      387,368    1,808,271     298,546      --      2,941,217       611,108
Accumulation units redeemed and
   transferred to other Travelers accounts ....     (332,544)    (146,792)    (11,386)     --     (1,775,572)   (1,289,259)
                                                   ---------    ---------     -------    ----     ----------    ----------
Accumulation units end of year ................    2,369,636    2,314,812     287,160      --      7,853,479     6,687,834
                                                   =========    =========     =======    ====     ==========    ==========

                                                                                    MFS GLOBAL
                                                  MFS EMERGING GROWTH SERIES     GOVERNMENTS SERIES      MFS MONEY MARKET SERIES
                                                  --------------------------   ----------------------   -------------------------
                                                      2001          2000         2001         2000          2001          2000
                                                   ----------    ----------    ---------    ---------   -----------    ----------

Accumulation units beginning of year ..........    27,435,348    24,053,666    1,704,644    1,922,197     7,153,931     7,585,258
Accumulation units purchased and
   transferred from other Travelers accounts ..     2,259,177     5,856,238       91,498      237,758    16,809,976     4,429,718
Accumulation units redeemed and
   transferred to other Travelers accounts ....    (6,912,456)   (2,474,556)    (162,807)    (455,311)  (10,532,065)   (4,861,045)
                                                   ----------    ----------    ---------    ---------   -----------    ----------
Accumulation units end of year ................    22,782,069    27,435,348    1,633,335    1,704,644    13,431,842     7,153,931
                                                   ==========    ==========    =========    =========   ===========    ==========

                                                                                                         TOTAL RETURN
                                                    MFS RESEARCH SERIES       MFS TOTAL RETURN SERIES   BOND PORTFOLIO
                                                  ------------------------   ------------------------   --------------
                                                     2001          2000         2001          2000       2001     2000
                                                  ----------    ----------   ----------    ----------   -------   ----

Accumulation units beginning of year ..........   20,770,298    21,496,354   21,955,800    24,171,408        --    --
Accumulation units purchased and
   transferred from other Travelers accounts ..      499,378     1,378,323    3,764,706     1,888,153   117,171    --
Accumulation units redeemed and
   transferred to other Travelers accounts ....   (3,601,872)   (2,104,379)  (4,887,215)   (4,103,761)  (14,628)   --
                                                  ----------    ----------   ----------    ----------   -------   ----
Accumulation units end of year ................   17,667,804    20,770,298   20,833,291    21,955,800   102,543    --
                                                  ==========    ==========   ==========    ==========   =======   ====

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT FCLIC
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                   PUTNAM VT SMALL
                                                   CAP VALUE FUND -
                                                    CLASS IB SHARES         CAPITAL FUND            HIGH YIELD BOND FUND
                                                   ----------------   ------------------------    ----------------------
                                                     2001     2000       2001          2000          2001        2000
                                                    ------    ----    ----------    ----------    ---------    ---------
Accumulation units beginning of year ...........        --     --     10,999,748     5,371,395    1,439,269      720,019
Accumulation units purchased and
   transferred from other Travelers accounts ...    26,300     --      1,189,290     6,840,262      117,035      880,119
Accumulation units redeemed and
   transferred to other Travelers accounts .....        --     --     (1,550,014)   (1,211,909)    (152,313)    (160,869)
                                                    ------     ---    ----------    ----------    ---------    ---------
Accumulation units end of year .................    26,300     --     10,639,024    10,999,748    1,403,991    1,439,269
                                                    ======     ===    ==========    ==========    =========    =========

                                                                                                            GROWTH AND INCOME
                                                        INVESTORS FUND           TOTAL RETURN FUND               PORTFOLIO
                                                   ------------------------    -----------------------    ----------------------
                                                      2001          2000          2001         2000         2001         2000
                                                   ----------    ----------    ----------    ---------    ---------    ---------
Accumulation units beginning of year ...........   10,218,846     5,822,883     4,159,513    2,312,186    1,668,142      481,693
Accumulation units purchased and
   transferred from other Travelers accounts ...      863,054     5,144,499       594,013    2,363,653      425,092    1,594,241
Accumulation units redeemed and
   transferred to other Travelers accounts .....   (1,750,826)     (748,536)   (1,206,934)    (516,326)    (373,365)    (407,792)
                                                   ----------    ----------    ----------    ---------    ---------    ---------
Accumulation units end of year .................    9,331,074    10,218,846     3,546,592    4,159,513    1,719,869    1,668,142
                                                   ==========    ==========    ==========    =========    =========    =========

                                                        SMITH BARNEY            SELECT SMALL CAP          SMITH BARNEY LARGE
                                                    GOVERNMENT PORTFOLIO           PORTFOLIO              CAP CORE PORTFOLIO
                                                   ----------------------    -----------------------    ----------------------
                                                     2001          2000         2001         2000         2001          2000
                                                   ---------    ---------    ----------    ---------    ---------    ---------
Accumulation units beginning of year ...........   1,057,207      118,578     1,752,263      535,119    3,398,851    1,085,790
Accumulation units purchased and
   transferred from other Travelers accounts ...     572,611      988,142        82,841    1,409,181      303,796    3,152,349
Accumulation units redeemed and
   transferred to other Travelers accounts .....    (216,720)     (49,513)   (1,835,104)    (192,037)    (607,620)    (839,288)
                                                   ---------    ---------    ----------    ---------    ---------    ---------
Accumulation units end of year .................   1,413,098    1,057,207            --    1,752,263    3,095,027    3,398,851
                                                   =========    =========    ==========    =========    =========    =========

                                                    SMITH BARNEY PREMIER
                                                     SELECTIONS  ALL CAP            EQUITY
                                                      GROWTH PORTFOLIO         INCOME PORTFOLIO        LARGE CAP PORTFOLIO
                                                   ----------------------    --------------------    ------------------------
                                                      2001        2000          2001        2000        2001          2000
                                                   ---------    ---------    ---------    -------    ----------    ----------
Accumulation units beginning of year ...........   1,737,712      395,924      865,435         --    18,080,222     8,172,389
Accumulation units purchased and
   transferred from other Travelers accounts ...     239,239    1,494,602      239,745    871,293     1,418,613    11,243,180
Accumulation units redeemed and
   transferred to other Travelers accounts .....    (219,696)    (152,814)     (86,018)    (5,858)   (3,535,549)   (1,335,347)
                                                   ---------    ---------    ---------    -------    ----------    ----------
Accumulation units end of year .................   1,757,255    1,737,712    1,019,162    865,435    15,963,286    18,080,222
                                                   =========    =========    =========    =======    ==========    ==========

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT FCLIC
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                    MFS EMERGING GROWTH        MFS MID CAP GROWTH           MFS RESEARCH
                                                          PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                                   ----------------------    ----------------------    -----------------------
                                                      2001         2000         2001        2000          2001         2000
                                                   ---------    ---------    ---------    ---------    ----------    ---------
Accumulation units beginning of year ...........   3,090,800           --    6,070,239    1,542,218     6,108,725    3,145,553
Accumulation units purchased and
   transferred from other Travelers accounts ...     544,553    3,160,193      644,628    4,945,195       509,149    3,402,723
Accumulation units redeemed and
   transferred to other Travelers accounts .....    (630,807)     (69,393)    (956,494)    (417,174)   (1,154,115)    (439,551)
                                                   ---------    ---------    ---------    ---------    ----------    ---------
Accumulation units end of year .................   3,004,546    3,090,800    5,758,373    6,070,239     5,463,759    6,108,725
                                                   =========    =========    =========    =========    ==========    =========

                                                     TRAVELERS QUALITY       AIM CAPITAL APPRECIATION       MFS TOTAL RETURN
                                                       BOND PORTFOLIO                PORTFOLIO                  PORTFOLIO
                                                   ----------------------    ------------------------    -----------------------
                                                     2001          2000         2001          2000          2001          2000
                                                   ---------    ---------    ----------    ----------    ----------    ---------
Accumulation units beginning of year ...........   3,868,937    1,879,153    11,053,796     3,443,558     7,961,934    4,154,044
Accumulation units purchased and
   transferred from other Travelers accounts ...   1,619,422    2,466,555     1,364,867     8,635,043     1,278,686    4,506,341
Accumulation units redeemed and
   transferred to other Travelers accounts .....    (685,075)    (476,771)   (2,019,365)   (1,024,805)   (1,762,239)    (698,451)
                                                   ---------    ---------    ----------    ----------    ----------    ---------
Accumulation units end of year .................   4,803,284    3,868,937    10,399,298    11,053,796     7,478,381    7,961,934
                                                   =========    =========    ==========    ==========    ==========    =========

                                                     PUTNAM DIVERSIFIED      SMITH BARNEY AGGRESSIVE    SMITH  BARNEY LARGE
                                                      INCOME PORTFOLIO          GROWTH PORTFOLIO        CAP VALUE PORTFOLIO
                                                   ----------------------    -----------------------    -------------------
                                                     2001         2000            2001       2000          2001     2000
                                                   ---------    ---------      ----------    ----         ------    ----
Accumulation units beginning of year ...........   1,406,014      976,461              --     --              --     --
Accumulation units purchased and
   transferred from other Travelers accounts ...     135,772      740,095      10,342,461     --          79,903     --
Accumulation units redeemed and
   transferred to other Travelers accounts .....    (198,579)    (310,542)     (1,118,499)    --              --     --
                                                   ---------    ---------      ----------     ---         ------     ---
Accumulation units end of year .................   1,343,207    1,406,014       9,223,962     --          79,903     --
                                                   =========    =========      ==========     ===         ======     ===

                                                    SMITH BARNEY MID     COMSTOCK PORTFOLIO-        CITISELECT(R) VIP
                                                   CAP CORE PORTFOLIO      CLASS II SHARES       FOLIO 200 CONSERVATIVE
                                                   ------------------    -------------------    ------------------------
                                                      2001     2000         2001     2000         2001           2000
                                                     ------    ----        ------    ----       ----------    ----------
Accumulation units beginning of year ...........         --     --             --     --         5,772,800     7,332,610
Accumulation units purchased and
   transferred from other Travelers accounts ...     87,549     --         33,301     --           131,095       457,122
Accumulation units redeemed and
   transferred to other Travelers accounts .....        (14)    --         (1,590)    --        (5,903,895)   (2,016,932)
                                                     ------     ---        ------     ---       ----------    ----------
Accumulation units end of year .................     87,535     --         31,711     --                --     5,772,800
                                                     ======     ===        ======     ===       ==========    ==========

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT FCLIC
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                      CITISELECT(R) VIP           CITISELECT(R) VIP           CITISELECT(R) VIP
                                                          FOLIO 300                   FOLIO 400                   FOLIO 500
                                                           BALANCED                    GROWTH                    GROWTH PLUS
                                                  ------------------------    ------------------------    -----------------------
                                                     2001          2000           2001         2000          2001          2000
                                                  ----------    ----------    ----------    ----------    ----------    ---------
Accumulation units beginning of year ..........    8,108,015    10,977,139     5,744,523     6,465,238     2,037,395    2,388,242
Accumulation units purchased and
   transferred from other Travelers accounts...       29,058       261,265       113,937       356,117        14,280      109,447
Accumulation units redeemed and
   transferred to other Travelers accounts ....   (8,137,073)   (3,130,389)   (5,858,460)   (1,076,832)   (2,051,675)    (460,294)
                                                  ----------    ----------    ----------    ----------    ----------    ---------
Accumulation units end of year ................           --     8,108,015            --     5,744,523            --    2,037,395
                                                  ==========    ==========    ==========    ==========    ==========    =========

                                                  SMITH BARNEY SMALL CAP
                                                   GROWTH OPPORTUNITIES    EQUITY-INCOME PORTFOLIO -      GROWTH PORTFOLIO -
                                                        PORTFOLIO               INITIAL CLASS               INITIAL CLASS
                                                  ----------------------   --------------------------   ------------------------
                                                     2001         2000         2001          2000          2001          2000
                                                  ---------    ---------    ----------    ----------    ----------    ----------
Accumulation units beginning of year ..........   2,764,271    2,146,752    29,654,904    34,203,373    19,566,609    18,799,765
Accumulation units purchased and
   transferred from other Travelers accounts ..   1,482,283      936,011     1,848,133     2,077,403     1,353,318     3,176,931
Accumulation units redeemed and
   transferred to other Travelers accounts ....    (594,957)    (318,492)   (5,571,612)   (6,625,872)   (4,871,897)   (2,410,087)
                                                  ---------    ---------    ----------    ----------    ----------    ----------
Accumulation units end of year ................   3,651,597    2,764,271    25,931,425    29,654,904    16,048,030    19,566,609
                                                  =========    =========    ==========    ==========    ==========    ==========

                                                    HIGH INCOME PORTFOLIO -
                                                        INITIAL CLASS             OVERSEAS PORTFOLIO        CONTRAFUND PORTFOLIO
                                                  ---------------------------  -------------------------   ------------------------
                                                      2001          2000          2001          2000          2001          2000
                                                   ----------    ----------    ----------     ---------    ----------    ----------
Accumulation units beginning of year ..........    12,836,002    15,410,664     8,800,221     8,886,015    26,544,151    26,578,157
Accumulation units purchased and
   transferred from other Travelers accounts...       590,369     1,178,424       161,316     1,005,754       728,489     2,988,534
Accumulation units redeemed and
   transferred to other Travelers accounts ....    (2,032,720)   (3,753,086)   (1,564,279)   (1,091,548)   (3,789,703)   (3,022,540)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units end of year ................    11,393,651    12,836,002     7,397,258     8,800,221    23,482,937    26,544,151
                                                   ==========    ==========    ==========    ==========    ==========    ==========

                                                CONTRAFUND(R) PORTFOLIO
                                                   - SERVICE CLASS 2         INDEX 500 PORTFOLIO                COMBINED
                                                -----------------------   -------------------------   ---------------------------
                                                   2001         2000          2001          2000          2001           2000
                                                ---------    ---------    ----------    ----------     -----------    -----------
Accumulation units beginning of year..........  1,779,892           --    56,213,351    56,990,077     490,311,625    421,783,136
Accumulation units purchased and
   transferred from other Travelers accounts..    361,373    1,831,557     2,387,561     5,630,212      89,328,830    139,317,799
Accumulation units redeemed and
   transferred to other Travelers accounts....   (427,024)     (51,665)   (9,481,846)   (6,406,938)   (129,628,992)   (70,789,310)
                                                ---------    ---------    ----------    ----------    ------------    -----------
Accumulation units end of year................  1,714,241    1,779,892    49,119,066    56,213,351     450,011,463    490,311,625
                                                =========    =========    ==========    ==========    ============    ===========

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of First Citicorp Life Insurance Company and
Owners of Variable Annuity Contracts of First Citicorp Life Variable Annuity Separate Account:

We have audited the accompanying statement of assets and liabilities of First Citicorp Life Variable Annuity Separate Account (comprised of the sub-accounts listed in note 1 to financial statements) (collectively, "the Account") as of December 31, 2001, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 2001, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                  /s/ KPMG LLP
Hartford, Connecticut
March 15, 2002

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of First Citicorp Life Variable Annuity Separate Account or shares of Separate Account FCLIC's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for First Citicorp Life Variable Annuity Separate Account product(s) offered by First Citicorp Life Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.

                      FIRST CITICORP LIFE INSURANCE COMPANY

             Annual Audited Financial Statements -- Statutory Basis

                           December 31, 2001 and 2000

                      First Citicorp Life Insurance Company

             Annual Audited Financial Statements -- Statutory Basis

                                TABLE OF CONTENTS



                                                                         PAGE

Independent Auditors' Report                                              1

Financial Statements:

         Balance Sheets -- December 31, 2001 and 2000                     2

         Statements of Operations for the years ended
            December 31, 2001 and 2000                                    3

         Statements of Changes in Capital and Surplus
            for the years ended December 31, 2001 and 2000                3

         Statements of Cash Flows for the years ended
            December 31, 2001 and 2000                                    4

Notes to Financial Statements                                             5-12

Supplemental Schedule of Selected Financial Data as of
   and for the year ended December 31, 2001                              13-16

Appendix A -- Supplemental Investment Risks Interrogatories              17-22

Appendix B -- Summary Investment Schedule                                23

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
First Citicorp Life Insurance Company:


We have audited the accompanying balance sheets (statutory basis) of First Citicorp Life Insurance Company (the "Company") as of December 31, 2001 and 2000, and the related statements of operations (statutory basis), changes in capital and surplus (statutory basis) and cash flows (statutory basis) for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory accounting practices and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of First Citicorp Life Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for the years then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of First Citicorp Life Insurance Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for the years then ended, on the basis of accounting as described in Note 2.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Insurance Department. As of January 1, 2001, the New York State Insurance Department has adopted the National Association of Insurance Commissioners' statutory accounting practices, except as described in
Note 2. Consequently, the Company changed it basis of accounting in 2001 as described in Note 2.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in the Supplemental Schedule of Selected Financial Data, the Supplemental
Investment Risk Interrogatories, and the Summary Investment Schedule is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                       /s/KPMG LLP

April 26, 2001

                      FIRST CITICORP LIFE INSURANCE COMPANY

                        Balance Sheets (statutory basis)

(At December 31, dollars in thousands except share data)            2001                   2000
                                                                    ----                   ----
Assets
       Bonds (fair value $355,454; $385,031)                        $351,541             $381,045
       Cash and Short-term investments                                57,865               10,979
       Other invested assets                                           2,154                6,473
                                                             ---------------      ---------------

Total cash and invested assets                                       411,560              398,497

       Separate accounts                                             583,114              760,536
       Investment income due and accrued                               3,439                3,716
       Federal income tax recoverable                                     --                3,991
       Other assets                                                     (111)                 137
                                                             ----------------     ---------------

Total assets                                                        $998,002           $1,166,877
                                                             ===============      ===============


Liabilities
       Aggregate reserves and deposit-type contracts                $320,235             $374,317
       Policy and contract claims                                        837                1,088
       Separate accounts                                             583,114              760,536
       Securities lending                                             39,255                   --
       Federal and foreign income taxes payable                        3,713                   --
       Other liabilities                                               5,108               (4,541)
                                                             ---------------      ----------------

Total Liabilities                                                    952,262            1,131,400
                                                             ---------------      ---------------

Capital and Surplus

       Common capital stock ($5 par value, 400 shares
           authorized, issued and outstanding)                         2,000                 2,000
       Gross paid in and contributed surplus                          42,000                42,000
       Unassigned surplus/(deficit)                                    1,740                (8,523)
                                                             ---------------      -----------------

Total capital and surplus                                             45,740                35,477
                                                             ---------------      ----------------

Total liabilities and capital and surplus                           $998,002            $1,166,877
                                                             ===============      ================

               See notes to financial statements (statutory basis)

                     FIRST CITICORP LIFE INSURANCE COMPANY

                   Statements of Operations (statutory basis)

(For the years ended December 31, in thousands)                         2001                   2000
                                                                        ----                   ----
Revenues
       Premiums and other considerations                                 $18,304               $2,277
       Deposit-type funds                                                     --              150,723
       Net investment income                                              25,371               27,796
       Other revenues                                                      8,566                9,874
                                                                 ---------------      ---------------

           Total revenues                                                 52,241              190,670
                                                                 ---------------      ---------------

Benefits and expenses
       Current and future insurance benefits                              90,136               75,576
       Net transfers to or (from) separate accounts                      (57,298)              97,086
       Commissions                                                         1,230                9,734
       Other insurance and corporate expenses                                897                4,669
                                                                 ---------------      ---------------

           Total benefits and expenses                                    34,965              187,065
                                                                 ---------------      ---------------

Net gain from operations before federal income taxes                      17,276                3,605

Federal income tax incurred                                                5,035                1,645
                                                                 ---------------      ---------------

Net gain from operations after federal income taxes and before
realized capital losses                                                   12,241                1,960

Net realized capital losses                                               (4,908)              (6,112)
                                                                 ---------------      ---------------

Net income (loss)                                                         $7,333              $(4,152)
                                                                 ===============      ===============

         Statements of Changes in Capital and Surplus (statutory basis)

(For the years ended December 31, in thousands)                         2001                   2000
                                                                        ----                   ----
Capital and surplus -- December 31, previous year                        $35,477              $33,295

       Net income (loss)                                                   7,333               (4,152)
       Net unrealized capital losses                                           2                   (3)
       Change in non-admitted assets and related items                     2,928               (4,455)
       Change in asset valuation reserve                                      --                  792
       Additional paid in surplus                                             --               10,000
                                                                 ---------------      ---------------

           Net change in capital and surplus for the year                 10,263                2,182
                                                                 ---------------      ---------------

Capital and surplus -- December 31, current year                         $45,740              $35,477
                                                                 ===============      ===============

               See notes to financial statements (statutory basis)

                     FIRST CITICORP LIFE INSURANCE COMPANY

                   Statements of Cash Flows (statutory basis)

(For the year ended December 31, in thousands)                          2001                   2000
                                                                        ----                   ----
Cash from Operations
       Premiums and other considerations                                 $18,304               $2,277
       Deposit-type funds                                                     --              150,723
       Investment income received, net                                    25,443               30,442
       Other income received                                               9,805               11,258
                                                                 ---------------      ---------------

           Total revenues received                                        53,552              194,700
                                                                 ---------------      ---------------

       Benefits paid                                                     145,128              143,684
       Net transfers to (or from) separate accounts                      (59,060)              97,606
       Federal income taxes paid (refund)                                 (1,419)               1,500
       Commissions                                                         1,230                9,734
       Other expenses                                                      1,932                5,219
                                                                 ---------------      ---------------

           Total benefits and expenses paid                               87,811              257,743
                                                                 ---------------      ---------------

Net cash used in operations                                              (34,259)             (63,043)
                                                                 ---------------      ---------------

Cash from Investments
    Proceeds from investments sold, matured or repaid
       Bonds                                                             287,594              287,782
       Mortgage loans                                                         --                  432
       Other                                                               8,544                    3
                                                                 ---------------      ---------------

           Total investment proceeds                                     296,138              288,217
                                                                 ---------------      ---------------

    Cost of investments acquired
       Bonds                                                             258,981              252,676
       Stocks                                                                 29                   --
                                                                 ---------------      ---------------
           Total                                                         259,010              252,676
                                                                 ---------------      ---------------

Net cash provided by investments                                          37,128               35,541
                                                                 ---------------      ---------------

Cash from Financing and Miscellaneous Sources
    Cash provided
       Surplus notes, capital and surplus paid in                             --               10,000
       Securities lending                                                 39,255                   --
       Other cash provided                                                 5,252                7,104
                                                                 ---------------      ---------------

           Total                                                          44,507               17,104
                                                                 ---------------      ---------------

    Other cash applied                                                       491                9,314
                                                                 ---------------      ---------------

Net cash provided by financing and miscellaneous sources                  44,016                7,790
                                                                 ---------------      ---------------

Net change in cash and short-term investments                             46,886              (19,712)


Cash and short-term investments, beginning of year                        10,979               30,691
                                                                 ---------------      ---------------

Cash and short-term investments, end of year                             $57,865              $10,979
                                                                 ===============      ===============

               See notes to financial statements (statutory basis)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


1.   ORGANIZATION

First Citicorp Life Insurance Company (the Company) is a wholly owned subsidiary of Citicorp Life Insurance Company (CLIC), which is an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The Company is a New York domiciled life and health company with licenses in New York, Arizona, Connecticut and Delaware. The Company principally writes credit, group and ordinary life insurance, accident and health insurance products, single premium deferred annuities, and variable annuities. In 1998 the Company entered into third party reinsurance agreements to cede all risks on the business in-force as of December 31, 1997 for ordinary and group life insurance and accident and health insurance.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

First Citicorp Life Insurance Company (the Company) prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of New York. Effective January 1, 2001, the State of New York requires that insurance companies domiciled in New York prepare their statutory basis financial statements in accordance with the NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL -- version effective January 1, 2001 (the Manual) subject to certain deviations prescribed or permitted by the New York Insurance Commissioner. The Company's surplus was not affected by the adoption of codification.

The State of New York modified or did not adopt certain NAIC Statements of Statutory Accounting Principles (SSAP) and provided additional New York specific guidance that differs from those in the Manual. The various deviations are provided in New York Regulation 172 Parallel Citation and First Amendment to Regulation 172 issued in 2001 (NYSAP).

NYSAP differs from SSAP, whereby it rejected SSAP #10, Income Taxes. The following is a reconciliation of NYSAP to SSAP:

                                        SURPLUS at 12/31/01

                   NYSAP                      $45,740
                   SSAP #10                       858
                                           ----------
                   SSAP                       $46,598

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

SSAP differs in certain respects from accounting principles generally accepted in the United States of America (GAAP). The differences, which could be significant, primarily relate to: (a) the treatment of acquisition costs (principally commissions and certain expenses related to policy issuance) which are charged to expense as incurred for SSAP rather than amortized over the premium-paying periods of the related policies for GAAP; (b) the treatment of certain assets designated as non-admitted for SSAP only, which are excluded from the balance sheet by direct charges to surplus; (c) insurance reserves, which are based on statutory mortality, morbidity and interest requirements without consideration of withdrawals for SSAP, while GAAP reserves use different assumptions for mortality and interest; (d) the GAAP only practice of establishing reserves for premium deficiency and other loss recognition on certain insurance and related contracts which are considered to be without substantial mortality or morbidity risk;

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(e) the asset valuation reserve (AVR) and interest maintenance reserve (IMR), which are required statutory reserves for life insurance companies, not required for GAAP; (f) the provision for income taxes under SSAP differs from GAAP in the calculation of deferred income taxes. SSAP measures the difference between the tax basis in assets and liabilities, GAAP uses the GAAP basis. Recognition of a deferred tax asset for SSAP is determined by a reversal and recoverability test, GAAP uses a more likely than not standard. Changes in deferred tax assets and liabilities are charged directly to surplus for SSAP, whereas, the GAAP change is included in the tax provision. This was not adopted by the State of New York;
(g) under SSAP, securities investments and certain other investments are carried at NAIC values, whereas under GAAP, these investments are recorded at fair value with the unrealized gain or loss net of tax recorded to shareholder's equity;
(h) SSAP reserves are presented net of reinsurance; and (i) GAAP requires that comprehensive income and its components be displayed in the financial statements, while SSAP does not; (j) also, under GAAP, majority owned subsidiaries are consolidated and for SSAP are recorded on the equity method.

Certain prior year amounts have been reclassified to conform to the 2001 presentation.

INVESTMENTS

Invested assets are valued according to statutory requirements and the bases of valuation adopted by the NAIC.

Bonds generally are stated at amortized cost, except bonds with ratings of NAIC 6 that are in or near default which are stated at the lower of amortized cost or NAIC market value. The difference is booked as an unrealized loss. Amortization is calculated using the constant yield method. Included in bonds are loan-backed and structured securities which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based on actual historical and projected future cash flows, which are obtained from a widely-accepted securities data provider.

Short-term investments are stated at amortized cost. Short-term investments less than 90 days are considered cash equivalents.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including forward contracts as a means of hedging exposure to foreign currency risk on existing assets and liabilities. Hedge accounting is primarily used to account for derivatives. To qualify for hedge accounting the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are calculated based upon specific identification of the investments sold and include specific impairments. Other than temporary impairments are determined based on the continual review of investment portfolio valuations. These gains and losses, except for those transferred to the Interest Maintenance Reserve (IMR), are reported in net income.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In compliance with regulatory requirements, the Company maintains an Asset Valuation Reserve (AVR) and an IMR. The AVR is designed to address the default and equity risks on the majority of the Company's invested assets. The principal function of the AVR is to shield statutory net worth from credit losses on fixed income investments carried at amortized values and to cushion statutory capital and surplus from realized and unrealized gains and losses on equity investments. As of December 31, 2001 and 2000, the AVR, which is included in other liabilities, was insignificant. The IMR is designed to defer realized capital gains and losses due to interest rate changes on fixed income investments and to amortize those gains and losses, net of tax, into future income over the remaining life of the investments sold. The IMR at December 31, 2001 and 2000 were in negative positions at $(1.5) million and $(4.3) million, respectively and considered a non-admitted asset.

AGGREGATE RESERVES

Benefit reserves for direct individual life insurance and individual annuity products have been computed based upon mortality and interest assumptions applicable to these coverages. Interest rates range from 4.50% to 7.00%, and mortality assumptions reflect standards prescribed by state regulatory authorities.

Future policy benefits on accident and health insurance are based on unearned premiums computed on a pro rata basis. The Company provides a liability for accident and health claims which represents an estimate of the ultimate cost of unpaid claims incurred through December 31 of each year. Management believes this liability will be adequate to cover such costs; however, the ultimate liability may be more or less than the estimated liability.

PREMIUMS AND DEPOSIT-TYPE FUNDS

Premiums and other considerations are recognized as revenues when due for life and health products and when received for annuity products. Reserves are established for the portion of premiums that will be earned in future periods. Upon adoption of codification, deposit-type funds with life contingencies are included in premiums and other considerations.

SEPARATE ACCOUNTS

The separate account assets and liabilities represent segregated funds administered and invested by the Company for purposes of funding variable annuity contracts. Amounts assessed to the contractholders for management services are included in general account revenues. The investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. The assets of these separate accounts are carried at market value. Net investment income and realized investment gains and losses for all separate accounts are excluded from revenues. Premiums and benefits are included in the statement of operations with a corresponding offset recorded in net transfers to or (from) separate accounts. An operating gain or loss is not recorded from these separate accounts.

3.   CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is subject to various regulatory restrictions that limit the maximum amount of dividends available to its parents without prior approval of insurance regulatory authorities in the state of domicile. A maximum of $1.7 million of statutory surplus is available in 2002 for dividends to CLIC without prior approval. The Company did not pay any dividends in 2001 or 2000.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

3.   CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS (CONTINUED)

The state of New York utilizes risk based capital (RBC) requirements developed by the NAIC as minimum capital requirements to identify companies that merit further regulatory action. At December 31, 2001, the Company had adjusted capital in excess of amounts requiring any regulatory action.

In 2000, CLIC contributed $10 million as additional paid in capital. No additional paid in capital was contributed in 2001.

4.   INVESTMENTS

BONDS

-------------------------------------------------------------------------------
Bonds by investment type                                   Excess of book value
                                Book/Adjusted               over fair value (-)
        (in thousands)               Carrying       Fair                     or
                                        Value      Value   Fair value over book
                                                                      Value (+)
-------------------------------------------------------------------------------
DECEMBER 31, 2001
U.S. government agencies              $46,614    $46,986                   $372
Special revenue and special
     assessment obligations           103,412    104,411                  1,003
Public utilities                        8,000      8,034                     34
Industrial and miscellaneous          193,516    196,020                  2,504
-------------------------------------------------------------------------------
              Total Bonds            $351,541   $355,454                 $3,913
-------------------------------------------------------------------------------
DECEMBER 31, 2000
U.S. government agencies              $55,164    $55,939                   $775
Special revenue and special
     assessment obligations           109,007    111,296                  2,289
Public utilities                        3,009      2,960                    (49)
Industrial and miscellaneous          213,865    214,836                    972
-------------------------------------------------------------------------------
              Total Bonds            $381,045   $385,031                 $3,986
-------------------------------------------------------------------------------

Fair values are based upon quoted market prices or, if quoted prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The statement value and fair value of bonds at December 31, 2001, by contractual maturity, are shown below. Maturities of loan backed and structured securities are based upon the period over which their repayments are expected. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

-------------------------------------------------------------------------------
Maturity Distribution
===============================================================================
                                           Statement                      Fair
(in thousands)                                 Value                     Value
-------------------------------------------------------------------------------
After year or less                           $38,482                   $39,264
After 1 year through 5 years                 190,343                   192,925
After 5 years through 10 years                70,058                    71,370
After 10 years                                52,658                    51,895
-------------------------------------------------------------------------------
                                            $351,541                  $355,454
-------------------------------------------------------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

4.   INVESTMENTS (CONTINUED)

Proceeds from sales and maturities of bonds were $287.6 million and $287.8 million during 2001 and 2000, respectively. Gross gains of $6.2 million and $1.7 million in 2001 and 2000, respectively, and gross losses of $2.2 million and $9.8 million in 2001 and 2000, respectively, were realized on those sales.

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2001 and 2000, the Company held CMOs with a fair value of $27.1 million and $46.1 million, respectively. As of December 31, 2001 and 2000, approximately 48% and 48%, respectively, of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities. In addition, the Company held $94.9 million and $115.3 million of GNMA, FNMA or FHLMC mortgage-backed securities at December 31, 2001 and 2000, respectively. The Company also held $60.2 million and $55.1 million of asset-backed securities at December 31, 2001 and 2000, respectively.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower in accordance with insurers' statutory requirements, and reinvests it in a short-term investment pool. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the collateral held, representing its obligation to return the collateral related to these loaned securities. At December 31, 2001, the Company held collateral of $39.3 million. The Company did not participate in securities lending in 2000.

The Company maintains Special Deposits for the benefit of its policyholders. At December 31, 2001 and 2000, these amounts were immaterial.

MORTGAGE LOANS ON REAL ESTATE

Investments in mortgage loans were purchased from Citicorp Mortgage, Inc. (CMI), an affiliate, pursuant to a Mortgage Loan Purchase and Sale Agreement. In the event of default by the borrower, CMI has agreed to take back the related loans at current book value. During 2000, these mortgages were sold back to CMI at book value, which approximates fair value. There are no mortgage loans outstanding at December 31, 2001 and 2000.

CONCENTRATIONS

Included in bonds is a concentration in medium and lower quality assets totaling $9.9 million and $9.9 million at December 31, 2001 and 2000, respectively. The Company defines medium and lower quality assets in accordance with NAIC guidelines, which is NAIC 3-6.

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for bonds often includes pledges of assets, including stock and other assets, guarantees and letters of credit.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

5.   LIABILITIES SUBJECT TO DISCRETIONARY WITHDRAWAL

At December 31, 2001, the Company had $890 million of life and annuity product deposit funds and reserves, including separate accounts liabilities. Of that total, $4 million is not subject to discretionary withdrawal based on contract terms and related market conditions. Of the remaining life and annuity related liabilities, $192 million are surrenderable at book value less surrender charges of 5% or more, $569 million are surrenderable at fair value and $125 million are surrenderable without charge

6.   REINSURANCE

The Company has assumed Group Life and Accident and Health (including Credit) insurance from other companies in areas where the Company had or has limited authority to write business. A commission is paid to the ceding company based upon net written premiums.

The Company also participates in reinsurance in order to limit losses, minimize exposure to large risks, provide capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished primarily through yearly renewable term coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

A summary of reinsurance financial data is presented below:


        (in thousands)
        -------------------------------------------------------------
        Premiums                              2001           2000
        -------------------------------------------------------------
         Direct                          $  19,053          $  4,302
         Assumed                               682               493
         Ceded                              (1,431)           (2,518)
        -------------------------------------------------------------
        Total Net Premiums               $  18,304          $  2,277
        -------------------------------------------------------------

        Balance sheet impact:
         Aggregate reserves
           Assumed                       $     157          $    166
           Ceded                              (751)           (1,269)
        -------------------------------------------------------------

        Life insurance in force:
           Assumed                       $  30,101         $  34,196
           Ceded                          (174,894)         (209,689)
        -------------------------------------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

7.   TAXES

    --------------------------------------------------------------------------
    (in thousands)                                              2001     2000
    --------------------------------------------------------------------------

    Net gain from operations before federal income taxes     $17,276   $3,605
    Statutory tax rate                                            35%      35%
    --------------------------------------------------------------------------
    Expected tax                                               6,047    1,262
    Tax effect of:
    Other investment income                                      335       24
    Benefit, reinsurance and other reserves                   (1,265)     792
    Deferred acquisition costs                                  (169)    (484)
    Other                                                         87       51
    --------------------------------------------------------------------------
    Federal income taxes incurred                            $ 5,035   $1,645
    --------------------------------------------------------------------------

    Effective tax rate                                            29%      46%
    --------------------------------------------------------------------------

The Company's Federal income tax return is consolidated with its parent CLIC. The method of allocation is subject to written agreement. Allocation is based upon separate taxable income calculations. Intercompany tax balances payable are settled annually.

8.   RELATED PARTY TRANSACTIONS

The Company has entered into various service contracts with affiliates of the Company which cover management, investment, and information processing services. Expenses incurred under such agreements were insignificant in 2001 and 2000. As of December 31, 2001 and 2000, the Company had $3.3 million of intercompany payables, which are settled monthly.

The Company utilizes the services of Citicorp Insurance Services, Inc., an affiliate, to provide administration of the credit insurance business. This amount was insignificant in 2001 and 2000.

9.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including interest rate swaps and forward contracts as a means of hedging exposure to foreign currency and interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

These derivative financial instruments have off-balance-sheet risk. Financial instruments with off-balance-sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps and forward contracts, credit risk is limited to the amount that it would cost the Company to replace the contracts.

The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

9. DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that results from direct currency investments. To hedge against adverse changes in exchange rates, the Company enters contracts to exchange foreign currency for U.S. dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date, the Company must purchase the foreign currency necessary to settle the contracts.

Forward contracts and interest rate swaps were not significant at December 31, 2001 and 2000. The off-balance sheet risk of these financial instruments was not material at December 31, 2001 or 2000.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Company uses various financial instruments in the normal course of its business.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

At December 31, 2001 and 2000, investments in bonds have a fair value of $355.5 million and $385.0 million, and a carrying value of $351.5 million and $381.0 million, respectively.

The carrying value of $48.5 million and $5.1 million of financial instruments classified as other liabilities also approximates their fair values at December 31, 2001 and 2000, respectively. Fair value is determined using various methods including discounted cash flows and carrying value, as appropriate for the various financial instruments.

The carrying values of cash on hand and on deposit, short-term investments and investment income due and accrued approximate their fair values.

10.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In the normal course of business, the Company is a defendant or codefendant in various litigation matters. Although there can be no assurances, as of December 31, 2001, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

See Note 9.

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2001 (statutory basis)
                                 (in thousands)
                               ------------------

Investment income earned
   Government bonds                                             $ 2,440
   Other bonds (unaffiliated)                                    22,462
   Bonds of affiliates                                               --
   Preferred stocks (unaffiliated)                                    1
   Preferred stocks of affiliates                                    --
   Common stocks (unaffiliated)                                      --
   Common stocks of affiliates                                       --
   Mortgage loans                                                    --
   Real estate
   Premium notes, policy loans and liens                             --
   Cash on hand and on deposit                                      429
   Short-term investments                                           353
   Other invested assets                                             --
   Derivative instruments                                            --
   Aggregate write-ins for investment income                         --
                                                                -------
       Gross investment income                                  $25,685
                                                                =======

Real estate owned -- book value less encumbrances               $    --

Mortgage loans - book value
    Farm mortgages                                              $    --
    Residential mortgages                                            --
    Commercial mortgages                                             --
                                                                -------
        Total mortgage loans                                    $    --
                                                                =======

Mortgage loans by standing - book value
   Good standing                                                $    --
   Good standing with restructured terms                             --
   Interest overdue more than 90 days, not in foreclosure            --
   Foreclosure in process                                            --

Other long-term assets -- statement value                       $    --

Bonds and stocks of parents, subsidiaries and affiliates -- book value
   Bonds                                                        $    --
   Preferred stocks                                             $    --
   Common stocks                                                $    --

See accompanying Independent Auditors' Report

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2001 (statutory basis)
                                 (in thousands)
                               ------------------

Bond and short-term investments by class and maturity:
   By maturity - statement value
       Due within one year or less                                $     48,930
       Over 1 year through 5 years                                     190,343
       Over 5 years through 10 years                                    70,058
       Over 10 years through 20 years                                   22,050
       Over 20 years                                                    30,609
                                                                  -------------
            Total by maturity                                     $    361,990
                                                                  =============
   By class - statement value
        Class 1                                                   $    266,175
        Class 2                                                         85,883
        Class 3                                                          8,726
        Class 4                                                          1,103
        Class 5                                                             98
        Class 6                                                              5
                                                                  -------------
             Total by class                                       $    361,990
                                                                  =============

   Total publicly traded                                          $    315,819
   Total privately placed                                         $     46,171
Preferred stocks -- statement value                               $         --
Common stocks -- fair value                                       $          1
Short-term investments -- book value                              $     10,449
Options, caps & floors owned -- statement value                   $         --
Options, caps & floors written and in force -- statement value    $         --
Collar, swap & forward agreements open -- statement value         $         --
Futures contracts open -- current value                           $         --
Cash on deposit                                                   $     47,416

Life insurance in force:
   Industrial                                                     $         --
   Ordinary                                                       $    129,334
   Credit life                                                    $    194,812
   Group life                                                     $     45,560

Amount of accidental death insurance in force under
   Ordinary policies                                              $         --

Life insurance policies with disability provisions in force:
   Industrial                                                     $         --
   Ordinary                                                       $         --
   Credit life                                                    $         --
   Group life                                                     $         --

Supplemental contracts in force:
   Ordinary -- not involving life contingencies
       Amount on deposit                                          $         --
       Income payable                                             $         --

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2001 (statutory basis)
                                 (in thousands)
                               ------------------

   Ordinary -- involving life contingencies
       Income payable                                             $         --

   Group -- not involving life contingencies
       Amount of deposit                                          $         --
       Income payable                                             $         --

   Group -- involving life contingencies
       Income payable                                             $         --

Annuities:
   Ordinary
       Immediate -- amount of income payable                      $        552
       Deferred -- fully paid account balance                     $        902
       Deferred -- not fully paid account balance                 $      3,199

   Group
       Amount of income payable                                   $         --
       Fully paid account balance                                 $         --
       Not fully paid account balance                             $         --

Accident and health insurance -- premiums in force
       Ordinary                                                   $         --
       Group                                                      $         --
       Credit                                                     $        107

Deposit funds and dividend accumulations
   Deposit funds -- account balance                               $         --
   Dividend accumulations -- account balance                      $         --

Claim payments 2001
   Group accident and health
       2001                                                       $         --
       2000                                                       $         --
       1999                                                       $         --
       1998                                                       $         --
       1997                                                       $         --
       Prior                                                      $         --

   Other accident and health
       2001                                                       $         --
       2000                                                       $         --
       1999                                                       $         --
       1998                                                       $         --
       1997                                                       $         --
       Prior                                                      $         --

See accompanying Independent Auditors' Report

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2001 (statutory basis)
                                 (in thousands)
                               ------------------

   Other coverages that use development methods to calculate claim reserves
       2001                                                       $         --
       2000                                                       $          1
       1999                                                       $         --
       1998                                                       $         --
       1997                                                       $         --
       Prior                                                      $         --

See accompanying Independent Auditors' Report

Annual Statement for the year 2001 of the FIRST CITICORP LIFE INSURANCE COMPANY

                                                          [Graphic Appears Here]

                 SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                                   Due April 1
                      For the year ended December 31, 2001
                  Of The FIRST CITICORP LIFE INSURANCE COMPANY
                         Address: New York NY 10001-2403
NAIC Group Code..0041 NAIC Company Code..92746 Employer's ID Number..13-3078429

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments as shown on the Summary Investment Schedule. All reporting entities must answer interrogatories 1, 2, 3, 4, 11 and, if applicable, 20 through 24. Answer each of the interrogatories 5 through 19 (except 11) only if the reporting entity's aggregate holding in the gross investment category addressed in that interrogatory equals or exceeds 2.5% of the reporting entity's total admitted assets. For Life, Health and Fraternal blanks, responses are to exclude Separate Accounts.

1. State the reporting entity's total admitted assets as reported on Page 2 of this annual $414,888,306 statement.

2. State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the company and policy loans.

                      1                          2                    3
                                                             Percentage of Total
              Investment Category              Amount          Admitted Assets
              -------------------              ------        -------------------
     2.01   Windmill Funding Corp CP ...    $ 9,998,988                  2.410%
     2.02   New Castle .................    $ 9,987,989                  2.407%
     2.03   Nestle Cap Corp CP2 ........    $ 8,993,856                  2.168%
     2.04   Textron Fin Corp Nt ........    $ 8,987,304                  2.166%
     2.05   CIT Marine Tr ..............    $ 7,551,447                  1.820%
     2.06   Peachtree Franchise ........    $ 6,982,113                  1.683%
     2.07   GM Accep Corp Deb ..........    $ 6,879,904                  1.658%
     2.08   Waterside Ln Tr Jr Nt A ....    $ 6,016,000                  1.450%
     2.09   Gemstone Inv Ltd Nt ........    $ 6,000,000                  1.446%
     2.10   The Gap Inc Nt .............    $ 5,998,701                  1.446%

3. State the amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

            Bonds                                1                    2
            -----
     3.01   NAIC-1 .....................    $266,175,116             64.156%
     3.02   NAIC-2 .....................    $ 85,883,487             20.700%
     3.03   NAIC-3 .....................    $  8,726,352              2.103%
     3.04   NAIC-4 .....................    $  1,102,618              0.266%
     3.05   NAIC-5 .....................    $     97,560              0.024%
     3.06   NAIC-6 .....................    $      4,655              0.001%

            Preferred Stocks                     3                    4
            ----------------
     3.07   P/RP-1 .....................    $-----------              0.000%
     3.08   P/RP-2 .....................    $-----------              0.000%
     3.09   P/RP-3 .....................    $-----------              0.000%
     3.10   P/RP-4 .....................    $-----------              0.000%
     3.11   P/RP-5 .....................    $-----------              0.000%
     3.12   P/RP-6 .....................    $-----------              0.000%

4. State the amounts and percentages of the reporting entity's total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31 - Derivative Instruments), including

     (4.01) foreign-currency-denominated investments of             $--------
     (4.02) supporting insurance liabilities denominated in
     that same foreign currency of                                  $--------
     and excluding (4.03) Canadian investments and currency
     exposure of                                                    $--------

     Assets held in foreign investments less than 2.5% of the
     reporting entity's total admitted assets, therefore detail
     not required for interrogatories 5 - 10. (4.04)            Yes [ ]  No [X]

Annual Statement for the year 2001 of the FIRST CITICORP LIFE INSURANCE COMPANY

5.   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                         1               2
     5.01   Countries rated NAIC-1 .......          $17,993,080        4.337%
     5.02   Countries rated NAIC-2 .......          $----------        -----%
     5.03   Countries rated NAIC-3 or below         $----------        -----%

6. Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                          1             2
            Countries rated NAIC-1:
     6.01   Country: UNITED KINGDOM ......           $7,998,460        1.928%
     6.02   Country: CAYMAN ISLANDS ......           $6,000,000        1.446%
            Countries rated NAIC-2:
     6.03   Country: .....................           $---------        -----%
     6.04   Country: .....................           $---------        -----%
            Countries rated NAIC-3 or below:
     6.05   Country: .....................           $---------        -----%
     6.06   Country: .....................           $---------        -----%

                                                          1             2

7.   Aggregate unhedged foreign currency exposure    $---------        -----%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

     8.01   Countries rated NAIC-1 .......           $---------        -----%
     8.02   Countries rated NAIC-2 .......           $---------        -----%
     8.03   Countries rated NAIC-3 or below          $---------        -----%

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                           1             2
            Countries rated NAIC-1:
     9.01   Country: .....................           $---------        -----%
     9.02   Country: .....................           $---------        -----%
            Countries rated NAIC-2:
     9.03   Country: .....................           $---------        -----%
     9.04   Country: .....................           $---------        -----%
            Countries rated NAIC-3 or below:
     9.05   Country: .....................           $---------        -----%
     9.06   Country: .....................           $---------        -----%

10.  List the 10 largest non-sovereign (i.e. non-governmental) foreign issues:

                1                                          2              3
     10.01  NAIC rating: 2 ...............           $6,000,000        1.446%
     10.02  NAIC rating: 2 ...............           $4,998,460        1.205%
     10.03  NAIC rating: 2 ...............           $3,994,620        0.963%
     10.04  NAIC rating: 3 ...............           $3,000,000        0.723%
     10.05  NAIC rating: .................           $---------        ----%
     10.06  NAIC rating: .................           $---------        ----%
     10.07  NAIC rating: .................           $---------        ----%
     10.08  NAIC rating: .................           $---------        ----%
     10.09  NAIC rating: .................           $---------        ----%
     10.10  NAIC rating: .................           $---------        ----%

Annual Statement for the year 2001 of the FIRST CITICORP LIFE INSURANCE COMPANY

11. State the amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure, including
     Canadian-currency-denominated investments of (11.01)             $
     supporting Canadian-denominated insurance
     liabilities of (11.02)                                           $

     Assets held in Canadian investments less than 2.5% of
     the reporting entity's total admitted assets, therefore
     detail not required for interrogatory 12. (11.03)          Yes [X]  No [ ]

12.  Aggregate Canadian investment exposure:               1              2

      12.01 Canadian investments                     $---------        ----%
      12.02 Unhedged Canadian currency exposure      $---------        ----%

13. State the aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions (defined as investments having restrictions that prevent investments from being sold within 90 days).

     Assets held in investments with contractual sales
     restrictions less than 2.5% of the reporting entity's
     total admitted assets, therefore detail not required
     for interrogatory 13.                                     Yes [X]  No [ ]

                         1                                 2              3

     13.01 Aggregate statement value of investments
           with contractual sales restrictions       $---------            %

     Largest 3 investments with contractual
     sales restrictions:

     13.02 ...............................           $---------        ----%
     13.03 ...............................           $---------        ----%
     13.04 ...............................           $---------        ----%

14. State the amounts and percentages of admitted assets held in the largest 10 equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities, and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1).

     Assets held in equity interests less than 2.5% of the
     reporting entity's total admitted assets, therefore
     detail not required for interrogatory 14.                   Yes [ ] No [X]

                     1                                     2              3
            Investment Category
            -------------------
      14.01 ..............................           $---------        ----%
      14.02 ..............................           $---------        ----%
      14.03 ..............................           $---------        ----%
      14.04 ..............................           $---------        ----%
      14.05 ..............................           $---------        ----%
      14.06 ..............................           $---------        ----%
      14.07 ..............................           $---------        ----%
      14.08 ..............................           $---------        ----%
      14.09 ..............................           $---------        ----%
      14.10 ..............................           $---------        ----%

15. State the amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities (included in other equity securities) and excluding securities eligible for sale under Securities Exchange Commission (SEC) Rule 144a or SEC Rule 144 without volume restrictions.

     Assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's total admitted assets, therefore detail not required for interrogatory
     15.                                                         Yes [X] No [ ]

Annual Statement for the year 2001 of the FIRST CITICORP LIFE INSURANCE COMPANY

                       1                                   2              3

      15.01 Aggregate statement value of investments
            held in nonaffiliated, privately
            placed equities ...............          $---------        ----%
            Largest 3 investments held in nonaffiliated,
            privately placed equities:
      15.02 ...............................          $---------        ----%
      15.03 ...............................          $---------        ----%
      15.04 ...............................          $---------        ----%

16. State the amounts and percentages of the reporting entity's total admitted assets held in general partnership interests (included in other equity securities).

     Assets held in general partnership interests less than
     2.5% of the reporting entity's total admitted assets,
     therefore detail not required for interrogatory 16.        Yes [X]  No [ ]

                      1                                    2              3

     16.01 Aggregate statement value of investments held in
           general partnership interests ..          $---------        ----%
           Largest 3 investments with contractual sales
           restrictions:
     16.02 ................................          $---------        ----%
     16.03 ................................          $---------        ----%
     16.04 ................................          $---------        ----%

17. With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

     Mortgage loans reported in Schedule B less than 2.5% of
     the reporting entity's total admitted assets, therefore
     detail not required for interrogatories 17 and 18.         Yes [ ]  No [X]

     Each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

                    1                                      2              3
     Type (Residential, Commercial, Agricultural)
     --------------------------------------------
     17.01 ................................          $---------        ----%
     17.02 ................................          $---------        ----%
     17.03 ................................          $---------        ----%
     17.04 ................................          $---------        ----%
     17.05 ................................          $---------        ----%
     17.06 ................................          $---------        ----%
     17.07 ................................          $---------        ----%
     17.08 ................................          $---------        ----%
     17.09 ................................          $---------        ----%
     17.10 ................................          $---------        ----%

 18. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

      Loan-to-Value        Residential        Commercial       Agricultural
      -------------        -----------        ----------       ------------
                            1       2         3       4          5      6
      18.01 above 95% .. $------  -----%   $------  -----%   $------  -----%
      18.02 91% to 95% . $------  -----%   $------  -----%   $------  -----%
      18.02 81% to 90% . $------  -----%   $------  -----%   $------  -----%
      18.04 71% to 80% . $------  -----%   $------  -----%   $------  -----%
      18.05 below 70% .. $------  -----%   $------  -----%   $------  -----%

Annual Statement for the year 2001 of the FIRST CITICORP LIFE INSURANCE COMPANY

                                                                 1         2
    18.06   Construction loans ............................ $----------  -----%
    18.07   Mortgage loans over 90 days past due .......... $----------  -----%
    18.08   Mortgage loans in the process of foreclosure .. $----------  -----%
    18.09   Mortgage loans foreclosed ..................... $----------  -----%
    18.10   Restructured mortgage loans ................... $----------  -----%

19. State the amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A, excluding property occupied by the company.
     Assets held in each of the five largest investments in
     one parcel or group of contiguous parcels of real
     estate reported in Schedule A less than 2.5% of the
     reporting entity's total admitted assets, therefore
     detail not required for interrogatory 19.                 Yes [X]  No [ ]

                  1                                        2          3
     19.01 ......................................   $----------     ------%
     19.02 ......................................   $----------     ------%
     19.03 ......................................   $----------     ------%
     19.04 ......................................   $----------     ------%
     19.05 ......................................   $----------     ------%

20. State the amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                              At Year-End             At End of Each Quarter
                                                              -----------             ----------------------
                                                                                   1st Qtr   2nd Qtr    3rd Qtr
                                                                1            2         3        4         5
     20.01   Securities lending (do not include assets
             held as collateral for such transactions)     $39,254,880    9.462%   $-------   $------  $-------
     20.02   Repurchase agreements                         $----------    -----%   $-------   $------  $-------
     20.03   Reverse repurchase agreements                 $----------    -----%   $-------   $------  $-------
     20.04   Dollar repurchase agreements                  $----------    -----%   $-------   $------  $-------
     20.05   Dollar reverse repurchase agreements          $1,925,675     0.464%   $-------   $------  $-------

 21.  State the amounts and percentages
      indicated below for warrants not
      attached to other financial
      instruments, options,
      caps, and floors:

                                                                      Owned                  Written
                                                                      -----                   -------
                                                                1            2                  3         4
      21.01  Hedging ..................................   $-----------  -------%              $-----------  -------%
      21.02  Income generation ........................   $-----------  -------%              $-----------  -------%
      21.03  Other ....................................   $-----------  -------%              $-----------  -------%

 22. State the amounts and percentages indicated below of potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement
      Instructions) for collars, swaps, and forwards:


                                                              At Year-End               At End of Each Quarter
                                                              -----------               ----------------------
                                                                                    1st Qtr     2nd Qtr    3rd Qtr
                                                                1            2         3           4         5
     22.01   Hedging ..................................    $----------  -------%   $--------   $--------  $--------
     22.02   Income generation ........................    $----------  -------%   $--------   $--------  $--------
     22.03   Replications .............................    $----------  -------%   $--------   $--------  $--------
     22.04   Other ....................................    $----------  -------%   $--------   $--------  $--------

Annual Statement for the year 2001 of the FIRST CITICORP LIFE INSURANCE COMPANY

 23. State the amounts and percentages indicated below of potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement
      Instructions) for futures contracts:


                                                              At Year-End               At End of Each Quarter
                                                              -----------               ----------------------
                                                                                    1st Qtr     2nd Qtr    3rd Qtr
                                                                1            2         3           4         5
     23.01   Hedging ..................................    $----------  -------%   $--------   $--------  $--------
     23.02   Income generation ........................    $----------  -------%   $--------   $--------  $--------
     23.03   Replications .............................    $----------  -------%   $--------   $--------  $--------
     23.04   Other ....................................    $----------  -------%   $--------   $--------  $--------

 24. State the amounts and percentages of 10 largest investments included in the Write-ins for Invested Assets category included on the Summary Investment Schedule:

                 1                                        2            3
     24.01 .......................................  $-----------    -------%
     24.02 .......................................  $-----------    -------%
     24.03 .......................................  $-----------    -------%
     24.04 .......................................  $-----------    -------%
     24.05 .......................................  $-----------    -------%
     24.06 .......................................  $-----------    -------%
     24.07 .......................................  $-----------    -------%
     24.08 .......................................  $-----------    -------%
     24.09 .......................................  $-----------    -------%
     24.10 .......................................  $-----------    -------%

 Annual Statement for the year 2001 of th FIRST CITICORP LIFE INSURANCE COMPANY
                           SUMMARY INVESTMENT SCHEDULE

                                                                                                       Admitted Assets as Reported
                                                                             Gross Investment Holdings   in the Annual Statement
                                                                             -------------------------   -----------------------
                                                                                    1         2            3          4
                    Investment Categories                                         Amount   Percentage    Amount   Percentage
                    ---------------------                                         ------   ----------    ------   ----------
 1. Bonds:

    1.1  U.S. treasury securities ..........................................   43,260,398    10.5      43,260,398   10.5

    1.2  U.S. government agency and corporate obligations
        (excluding mortgage-backed securities):

         1.21  Issued by U.S. government agencies ..........................                  0.0                    0.0

         1.22  Issued by U.S. government sponsored agencies ................                  0.0                    0.0

    1.3  Foreign government (including Canada, excluding
         mortgage-backed securities) .......................................                  0.0                    0.0

    1.4 Securities issued by states, territories and possessions and political subdivisions in the U.S.:

         1.41  States, territories and possessions general obligations .....                  0.0                    0.0

         1.42  Political subdivisions of states, territories &
               possessions & political subdivisions general obligations ....                  0.0                    0.0

         1.43  Revenue and assessment obligations ..........................                  0.0                    0.0

         1.44  Industrial development and similar obligations ..............                  0.0                    0.0

    1.5 Mortgage-backed securities (includes residential and commercial MBS):

         1.51  Pass-through securities:

               1.511  Guaranteed by GNMA ...................................    3,353,378     0.8      3,353,378     0.8

               1.512  Issued by FNMA and FHLMC .............................   90,389,309    22.0     90,389,389    22.0

               1.513  Privately issued .....................................                  0.0                    0.0

         1.52  CMOs and REMICs:

               1.521  Issued by FNMA and FHLMC .............................   13,022,169     3.2     13,022,169     3.2

               1.522  Privately issued and collateralized by MBS issued
                      or guaranteed by GNMA, FNMA or FHLMC .................                  0.0                    0.0

               1.523  All other privately issued ...........................   13,481,833     3.3     13,481,833     3.3

 2.  Other debt and other fixed income securities (excluding short-term):

     2.1  Unaffiliated domestic securities (includes credit tenant loans
          rated by the SVO) ................................................  166,143,328    40.4    166,143,328    40.4

     2.2  Unaffiliated foreign securities ..................................   21,890,852     5.3     21,890,852     5.3

     2.3  Affiliated securities ............................................                  0.0                    0.0

 3.  Equity interests:

     3.1  Investments in mutual funds ......................................                  0.0                    0.0

     3.2  Preferred stocks:

          3.21  Affiliated .................................................                  0.0                    0.0

          3.22  Unaffiliated ...............................................                  0.0                    0.0

     3.3  Publicly traded equity securities (excluding preferred stocks):

          3.31  Affiliated .................................................                  0.0                    0.0

          3.32  Unaffiliated ...............................................        1,200     0.0          1,200     0.0

     3.4  Other equity securities:

          3.41 Affiliated ..................................................                  0.0                    0.0

          3.42 Unaffiliated ................................................                  0.0                    0.0

     3.5  Other equity interests including tangible personal property under lease:

          3.51 Affiliated ..................................................                  0.0                    0.0

          3.52 Unaffiliated ................................................                  0.0                    0.0

 4.  Mortgage loans:

     4.1  Construction and land development ................................                  0.0                    0.0

     4.2  Agricultural .....................................................                  0.0                    0.0

     4.3  Single family residential properties .............................                  0.0                    0.0

     4.4  Multifamily residential properties ...............................                  0.0                    0.0

     4.5  Commercial loans .................................................                  0.0                    0.0

 5.  Real estate investments:

     5.1  Property occupied by company .....................................                  0.0                    0.0

     5.2  Property held for production of income (includes $ 0 of
          property acquired in satisfaction of debt) .......................                  0.0                    0.0

     5.3  Property held for sale ($ 0 including property acquired in
          satisfaction of debt) ............................................                  0.0                    0.0

 6.  Policy loans ..........................................................                  0.0                    0.0

 7.  Receivables for securities ............................................    2,152,990     0.5       2,152,990    0.5

 8.  Cash and short-term investments .......................................   57,864,885    14.1      57,864,886   14.1

 9.  Other invested assets .................................................                  0.0                    0.0

10.  Total invested assets .................................................  411,560,342   100.0     411,560,343  100.0

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

        The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

              Statement of Assets and Liabilities as of December 31, 2001 Statement of Operations for the year ended December 31, 2001 Statement of Changes in Net Assets for the years ended December
                31, 2001 and 2000
              Notes to Financial Statements
              Statement of Investments as of December 31, 2001

        The statutory financial statements and schedules of First Citicorp Life Insurance Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The statutory financial statements of First Citicorp Life Insurance Company include:

              Balance Sheets (statutory basis) as of December 31, 2001 and 2000 Statements of Operations (statutory basis) for the years ended
                December 31, 2001 and 2000
              Statement of Changes in Capital and Surplus (statutory basis)
                for the years ended December 31, 2001 and 2000
              Statements of Cash Flows (statutory basis) for the years
                ended December 31, 2001 and 2000
              Notes to Financial Statements (statutory basis)
              Supplemental Schedule of Selected Financial Data
                (statutory basis) as of and for the year ended December 31, 2001
              Summary Investment Schedule
              Supplemental Investment Risk
                Interrogatories

(b)      Exhibits

(1) Certified resolution of the board of directors of First Citicorp Life Insurance Company (the "Company") establishing First Citicorp Life Variable Annuity Separate Account (the "Separate Account").*

(2)      Not Applicable.

(3) Distribution and Principal Underwriting Agreement among the Company, the Separate Account and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 3 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71377 filed April 27, 2001.)

(4)      (a)      Contract Form.*
         (b)      Individual Retirement Annuity Endorsement.*
         (c)      403(b) Tax Sheltered Annuity Endorsement.*
         (d)      Annuity Contract Endorsement: Amendment of Annuity Income
                  Option Tables.*
         (e)      Variable Annuity Endorsement: Amendment of Contract
                  Provisions.****
         (f)      Roth Individual Retirement Annuity Endorsement.****

(5)      Contract Application.**

(6)      (a)      Certificate of Incorporation of the Company.*
         (b)      By-Laws of the Company.*

(7)      None.

(8)      (a)      Participation Agreement Among Variable Insurance Products
                  Fund, Fidelity Distributors Corporation and First Citicorp
                  Life Insurance Company*

         (b) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and First Citicorp Life Insurance Company.**

         (c) Participation Agreement Among MFS Variable Insurance Trust, First Citicorp Life Insurance Company and Massachusetts Financial Services Company.**

         (d) Participation Agreement By and Among AIM Variable Insurance Funds, Inc. and First Citicorp Life Insurance Company, on Behalf of Itself and First Citicorp Life Variable Annuity Separate Account.**

         (e) Participation Agreement Among CitiFunds and First Citicorp Life Insurance Company.**

         (f) Participation Agreement Between Variable Annuity Portfolios and First Citicorp Life Insurance Company.**

         (g) Administrative Services Agreement between Citicorp Insurance Services, Inc. and First Citicorp Life Insurance Company with Addendums.*

         (h) Participation Agreement Among First Citicorp Life Insurance Company, First Citicorp Life Variable Annuity Separate Account and The Travelers Series Trust, High Yield Bond Trust and Money Market Portfolio. (Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71379 filed April 27, 2001.)

(9) Opinion and Consent of Catherine S. Mulholland, Esq. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 9 to the Registration Statement filed May 1, 2000.)

(10)     Consent of KPMG LLP, Independent Auditors filed herewith.

(11)     Not Applicable.

(12)     None.

(13)     Schedule for Computation of Each Performance Calculation.***

(14) Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Frederick W. Bradley, Jr., Elizabeth C. Craig, Carl W. Desch, George C. Kokulis, Glenn D. Lammey, Alice B.Leopold-Benintendi, Marla Berman Lewitus, Frederic Thomas, Jr., David A. Tyson and John W. Walbridge. (Incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71377 filed April 27, 2001.)

         Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Sue B. Dorn and Kathleen A. Preston. (Incorporated herein by reference to Exhibit 14 to Post-

         Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-71377 filed April 26, 2002.)

* Incorporated herein by reference to the registrant's Post-Effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 29, 1996(File 33-83354)

** Incorporated herein by reference to the registrant's Post-Effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on November 8, 1996 (File 33-83354).

*** Incorporated herein by reference to the registrant's Post-Effective Amendment No. 5 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 29, 1997 (File 33-83354).

**** Incorporated herein by reference to the registrant's Post-Effective
     Amendment No. 7 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 27, 1998 (File 33-83354).


Item 25. DIRECTORS AND OFFICERS OF THE COMPANY.

DIRECTORS*
Frederick W. Bradley, Jr.    Elizabeth C. Craig
Sue B. Dorn                  George C. Kokulis
Glenn D. Lammey,             Alice B. Leopold-Benintendi
Marla Berman Lewitus,        Kathleen A. Preston
Frederic W. Thomas, Jr.      John M. Walbridge
David A. Tyson

OFFICERS
George C. Kokulis**          Director, President and Chief Executive Officer
Glenn D. Lammey**            Director, Chief Financial Officer
Kathleen A. Preston**        Executive Vice President
Peter Black Dahlberg***      Executive Vice President
Marla Berman Lewitus**       Director, Senior Vice President and General Counsel
Madelyn J. Lankton**         Senior Vice President and Chief Information Officer
David A. Tyson**             Director, Senior Vice President
F. Denney Voss****           Senior Vice President
Gary Condon*                 Vice President
David A. Golino**            Vice President and Controller
Donald R. Munson, Jr.**      Vice President
George A. Ryan**             Vice President
Elliot Wohl*                 Vice President
Linn K. Richardson**         Second Vice President and Actuary
Ernest J. Wright**           Vice President and Secretary
Kathleen A. McGah**          Assistant Secretary

Principal Business Address:
*     334 West 34th Street, New York, New York 10011
**    One Tower Square, Hartford, CT 06183
****  307 W. 7th Street, Fort Worth, TX 76102
***** 399 Park Avenue, New York, NY 10048

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

ORGANIZATION CHART

                                    CITIGROUP
                             (Delaware Corporation)
                     --------------------------------------
                                      100%
                     ---------------------------------------
                             CITICORP HOLDINGS, INC.
                             (Delaware Corporation)
                     ---------------------------------------
                                      100%
                   ------------------------------------------
                                CITIBANK DELAWARE
                             (Delaware Corporation)
                   -------------------------------------------


                100%
--------------------------------------
CITICORP LIFE
INSURANCE COMPANY
(Arizona Corporation)
--------------------------------------
                100%                                         100%
--------------------------------------         ---------------------------------
FIRST CITICORP LIFE                                  CITICORP ASSURANCE CO
INSURANCE COMPANY                                   (Delaware Corporation)
(New York Corporation)

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2002, there were 10,342 contract owners.

ITEM 28. INDEMNIFICATION

         The Bylaws of First Citicorp Life Insurance Company provide in Article VIII as follows:

         (a) The Corporation shall indemnify any person made a party to an action or proceeding by or in the right of the Corporation to procure a judgment in its favor, by reason of the fact that he, his testator or intestate, is or was a director or officer or employee of the Corporation against the reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense of such action or proceeding, or in connection with an appeal therein, except in relation to matters as to which such person is adjudged to have breached his duty to the Corporation; and

         (b) The Corporation shall indemnify any person made, or threatened to be made a party to an action or proceeding other than one by or in the right of the Corporation to procure a judgement in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind domestic or foreign, which any director or officer or employee of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director or officer or employee of the Corporation, or served such other corporation in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such person acted in good faith, for a purpose which he reasonably believed to be in the best interests of the Corporation and, in criminal actions, or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, offi-cers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforce-able. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemni-fication by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Tower Square
       Hartford, CT 06183

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for

Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities and Citicorp Life Variable Annuity Separate Account.

(b)   Name and Principal          Positions and Offices
      BUSINESS ADDRESS*           WITH UNDERWRITER

      Kathleen A. Preston         Board of Manager
      Glenn D. Lammey             Board of Manager
      William F. Scully III       Board of Manager and Vice President
      Donald R. Munson, Jr.       Board of Manager, President, Chief
                                  Executive Officer and Chief Operating Officer

      Anthony Cocolla             Vice President
      Tim W. Still                Vice President
      John M. Laverty             Treasurer and Chief Financial Officer
      Ernest J. Wright            Secretary
      Kathleen A. McGah           Assistant Secretary
      William D. Wilcox           Assistant Secretary
      Ernest J. Wright            Assistant Secretary
      Alison K. George            Chief Compliance Officer
      John J. Williams, Jr.       Director, Assistant Compliance Officer

* The business address for all the above is: One Tower Square, Hartford, CT
  06183

(c)   Not Applicable

ITEM 30. LOCATION BOOKS AND RECORDS

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 333 West 34th Street New York, New York and One Tower Square, Hartford, Connecticut

ITEM 31. MANAGEMENT SERVICES

         Not applicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

         (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

         (b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or
(2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

         (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

         (d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

         (e) First Citicorp Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Citicorp Life Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut, on this 29th day of April, 2002.

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                                   (Depositor)

                                    By:*GLENN D. LAMMEY
                                    --------------------------------------------
                                       Glenn D. Lammey, Chief Financial Officer,

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 29th day of April 2002.

*FREDERICK W. BRADLEY, JR.                    Director
-----------------------------------------
 (Frederick W. Bradley, Jr.)

*ELIZABETH C. CRAIG.                          Director
-----------------------------------------
 (Elizabeth C. Craig)

*SUE B. DORN                                  Director
-----------------------------------------
 (Sue B. Dorn)

*GEORGE C. KOKULIS                            Director, President and Chief
-----------------------------------------     Executive Officer
 (George C. Kokulis)                          (Principal Executive Officer)

*GLENN D. LAMMEY                              Director, Chief Financial Officer,
-----------------------------------------     (Principal Financial Officer)
 (Glenn D. Lammey)

*ALICE B. LEOPOLD-BENINTENDI                  Director
-----------------------------------------
 (Alice B. Leopold-Benintendi)

*MARLA BERMAN LEWITUS                         Director
-----------------------------------------
 (Marla Berman Lewitus)

*KATHLEEN A. PRESTON                          Director
-----------------------------------------
 (Kathleen A. Preston)

*FREDERIC W. THOMAS, JR.                      Director
-----------------------------------------
 (Frederic W. Thomas, Jr.)

*DAVID A. TYSON                               Director
-----------------------------------------
 (David A. Tyson)

*JOHN M. WALBRIDGE                            Director
-----------------------------------------
 (John M. Walbridge)

*By: /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
No.           Description                                      Method of Filing
-------       -----------                                      ----------------
10.           Consent of KPMG LLP, Independent Auditors        Electronically